As filed with the Securities and Exchange Commission on December 22, 2009

1933 Act Registration No. 333-163297

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________________________________

FORM N-14

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    1

Post-Effective Amendment No.

☐

(Check appropriate box or boxes)

Embarcadero Funds, Inc.

(Exact name of Registrant as specified in charter)

3 Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 981-9742

Jay Jacobs

Embarcadero Funds, Inc.

3 Embarcadero Center, Suite 1120

San Francisco, CA 94111

(Name and Address of Agent for Service)

With copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, CA 94111

Telephone: (415) 882-8200

Facsimile: (415) 882-8220

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement goes effective under the Securities Act of 1933, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Title of Securities being registered:  Common Stock, par value $0.0001 per share.

No filing fee is due because of Registrant’s reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

EMBARCADERO FUNDS, INC.

FORM N-14

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting

Part A – Proxy Statement and Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibits

Dear Embarcadero Funds Shareholder:

Enclosed please find information in connection with a Special Joint Meeting of Shareholders for (i) Absolute Return Fund, (ii) Market Neutral Fund and (iii) Alternative Strategies Fund.  As a shareholder of one of these Funds, you will be asked to consider and approve the reorganization of your Fund into the corresponding Acquiring Fund listed below.  The Acquiring Funds are, like your Fund, series of the Embarcadero Funds, Inc.  If shareholders of an Acquired Fund approve the reorganization of their Fund, they will become shareholders of the corresponding Acquiring Fund listed below.

Acquired Fund	Acquiring Fund
Absolute Return Fund	Small-Cap Growth Fund (to be renamed Absolute Return Fund)
Market Neutral Fund	All-Cap Growth Fund (to be renamed Market Neutral Fund)
Alternative Strategies Fund	All-Cap Growth Fund (to be renamed Market Neutral Fund)

At a shareholder meeting at or about the same time you are considering the reorganization of your Fund, shareholders of the Acquiring Funds will be considering new advisory agreements for their Fund that will permit the implementation of new investment programs for the Acquiring Funds that will correspond with the investment programs of the Absolute Return Fund and Market Neutral Fund.  If implemented, Small-Cap Growth Fund would change its name to Absolute Return Fund and All-Cap Growth Fund would change its name to Market Neutral Fund.  Thus, if shareholders of the Acquiring Funds approve the new advisory agreement, and you approve the reorganization of your Fund, Absolute Return Fund would reorganize into a Fund with the same name, investment program and advisory arrangements, and Market Neutral Fund would reorganize into a Fund with the same name, investment program and advisory arrangements.  In each case, the combined Fund would be larger than your current Fund, and the Acquiring Fund’s investment adviser, Van Wagoner Capital Management, Inc. (“VWCM”) has agreed to lower expense limits for the combined Funds than currently applicable to your Fund.  While there are some differences in the structure of the Alternative Strategies Fund compared to the All-Cap Growth Fund (which would become the Market Neutral Fund) because the Alternative Strategies Fund is a “fund of funds” and the All-Cap Growth Fund is not, both Funds would follow similar low market correlation strategies.

Although you recently approved new advisory arrangements for your Fund, VWCM believes, and the Board agrees, that combining your Fund with a larger Fund will increase the viability of the combined Funds in order to attract new investors and ultimately reduce expenses.  Further, in order to fully implement the strategies for your Fund, VWCM believes that a larger asset base is beneficial, which would be the case if your Fund combines with the relevant Acquiring Fund.  Please note that the reorganization of your Fund into an Acquiring Fund is conditioned on the Acquiring Fund’s shareholders approving a new advisory agreement for their Fund, which those shareholders will be considering at a meeting at or about the same time you will be considering the reorganization of your Fund.

The proposed reorganization of your Fund is the continuation of a group of ongoing initiatives undertaken by the Board of Directors of the Funds that are designed to benefit investors by improving performance and reducing Fund expenses over time.  If the Acquiring Funds are successful and attract new investors interested in their low market correlation strategies and the subadvisers responsible for investing the Acquiring Funds’ assets, their assets should increase, resulting in reduced expense ratios over time.  VWCM believes that reducing the number of series of the Embarcadero Funds and streamlining the offerings of the Embarcadero Funds around the multi-manager, low market correlation strategies followed by your combined Funds will enable the Funds to present a more consistent message to the marketplace, enabling the Funds to attract new investors and make the Funds more competitive with other funds with similar objectives.

We invite you to look closely at the enclosed combined Proxy Statement and Prospectus, which contains further information about the proposed reorganizations, and the Acquiring Funds.

A Special Joint Meeting of Shareholders of the Acquired Funds will be held at 3 Embarcadero Center, Suite 1120, San Francisco, CA 94111, on January 28 , 2010 to vote on a Plan of Reorganization and Termination (a “Reorganization Plan”) for each Acquired Fund.  With respect to each Acquired Fund, the Reorganization Plan provides for (1) the Acquired Fund to transfer its assets to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund and the assumption by that Acquiring Fund of the Acquired Fund’s liabilities, (2) distribution of those shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund, and (3) the termination of the Acquired Fund shortly afterwards (collectively, a “Reorganization”).

After careful consideration, your Board of Directors recommends that you support the Reorganizations and vote “FOR” the Reorganization Plan.

Your vote is very important to us regardless of the number of shares you own.  Please review these materials and complete and return your proxy card(s) as soon as possible.  Alternatively, you may vote by telephone or via the Internet.  It is very important that you vote and that your voting instructions be received no later than January 21 , 2010.

If you have any questions after considering the enclosed materials, please call 1-866-207-3626.

Sincerely,

/s/  Jay Jacobs

President

The Embarcadero Funds

December [  ], 2009

FREQUENTLY ASKED QUESTIONS

Why is a shareholder meeting being held?

The shareholder meeting is being held to ask you to approve a Plan of Reorganization and Termination (the “Reorganization Plan”) for your Fund.  Shareholders of each Acquired Fund listed below are separately being asked to consider the Reorganization Plan as it relates to their Fund, whereby they would become a shareholder of the corresponding Acquiring Fund listed below.  Each of the Acquired Funds and Acquiring Funds is a series of the Embarcadero Funds, Inc., and Van Wagoner Capital Management, Inc. (“VWCM”) serves as the investment adviser to each Fund.

Acquired Fund	Acquiring Fund
Absolute Return Fund	Small-Cap Growth Fund (to be renamed Absolute Return Fund)
Market Neutral Fund	All-Cap Growth Fund (to be renamed Market Neutral Fund)
Alternative Strategies Fund	All-Cap Growth Fund (to be renamed Market Neutral Fund)

For each Acquired Fund, the Reorganization Plan provides for (1) the Acquired Fund to transfer its assets to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund and the assumption by that Acquiring Fund of the Acquired Fund’s liabilities, (2) distribution of those shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund, and (3) the termination of the Acquired Fund shortly afterwards.  These transactions are collectively referred to as a “Reorganization” for each Acquired Fund.

Why are the Reorganizations being recommended?

In October 2009, your Board of Directors (the “Board”), including the directors who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended, approved the Reorganizations and the Reorganization Plan for the Acquired Funds and Acquiring Funds.  Although you recently approved new advisory arrangements for your Fund, VWCM believes, and the Board agrees, that combining your Fund with a larger Fund will increase the viability of the combined Funds in order to attract new investors and ultimately reduce expenses.  Further, in order to fully implement the strategies for your Fund, VWCM believes that a larger asset base is beneficial, which would be the case if your Fund combines with the relevant Acquiring Fund.

At a shareholder meeting at or about the same time you are considering the Reorganization of your Fund, shareholders of the Acquiring Funds will be considering new advisory agreements for their Fund that will permit implementation of new investment programs for the Acquiring Funds that will correspond with the investment programs of the Absolute Return Fund and Market Neutral Fund.  If implemented, Small-Cap Growth Fund would change its name to Absolute Return Fund and All-Cap Growth Fund would change its name to Market Neutral Fund.  Thus, if shareholders of the Acquiring Funds approve the new advisory agreement, and you approve the Reorganization of your Fund, Absolute Return Fund would reorganize into a Fund with the same name, investment program and advisory arrangements, and Market Neutral Fund would reorganize into a Fund with the same name, investment program and advisory arrangements.  In each case, the combined Fund would be larger than your current Fund, and VWCM has agreed to lower expense limits for the combined Funds than currently applicable to your Fund.  While there are some differences in the structure of the Alternative Strategies Fund compared to the All-Cap Growth Fund (which would become the Market Neutral Fund) because the Alternative Strategies Fund is a “fund of funds” and its Acquiring Fund is not, both Funds would follow similar low market correlation strategies.   As a “fund of funds,” the Alternative Strategies Fund invests in securities of other mutual funds; by contrast, the All-Cap Growth Fund (which would become the Market Neutral Fund) would make direct investments in securities and instruments rather than investing in other mutual funds.  The investment strategies of the underlying funds invested in by the Alternative Strategies Fund, however, are similar to the investment strategies of the All-Cap Growth Fund (which would become the Market Neutral Fund).

The proposed Reorganization of your Fund is the continuation of a group of ongoing initiatives undertaken by the Board of Directors of the Funds that are designed to benefit investors by improving performance and reducing Fund expenses over time.  If the Acquiring Funds are successful and attract new investors interested in their low market correlation strategies and the subadvisers responsible for investing the Acquiring Funds’ assets, their assets should increase, resulting in reduced expense ratios over time.  VWCM believes that reducing the number of series of the Embarcadero Funds and streamlining the offerings of the Embarcadero Funds around the multi-manager, low market correlation strategies followed by the Absolute Return Fund and Market Neutral Fund will enable the Funds to present a more consistent message to the marketplace, enabling the Funds to attract new investors and make the Funds more competitive with other funds with similar objectives.

In addition, other potential benefits of a Reorganization of your Fund are that the combined Fund will have potentially greater investment opportunities and market presence than your Fund and a Reorganization will eliminate some duplicative expenses and can reduce associated operational costs of the Funds.

The combined Proxy Statement/Prospectus contains further explanation of the reasons that the Board recommends approval of the Reorganization Plan.

How will this affect me as a shareholder?

If the Reorganization Plan for your Fund is approved and the Reorganization of your Fund is completed, you would become a shareholder of the corresponding Acquiring Fund.  There will be no sales charges, redemption fees or other transaction fees applied in connection with the Reorganizations.  The Acquiring Fund shares that you receive will have a total net asset value equal on the closing date of your Reorganization to the total net asset value of the shares of your Fund you held as of the closing date.

How does the Acquiring Fund’s investment objectives and policies compare to my Fund?

If shareholders of the Acquiring Funds approve a new advisory agreement for their Fund, and you approve the Reorganization Plan for your Fund, Absolute Return Fund would reorganize into a Fund with the same name, investment program and advisory arrangements, and Market Neutral Fund would reorganize into a Fund with the same name, investment program and advisory arrangements.  The investment objectives and investment strategies of the Absolute Return Fund and the Market Neutral Fund would be substantially similar as their corresponding Acquiring Funds, and their investment policies and restrictions would be the same.

While there are some differences in the structure of the Alternative Strategies Fund compared to the All-Cap Growth Fund (which would become the Market Neutral Fund) in that the Alternative Strategies Fund is a “fund of funds” and its Acquiring Fund is not, both Funds would follow similar low market correlation strategies.  The All-Cap Growth Fund (as the Market Neutral Fund) would seek long-term capital appreciation by allocating its assets among a select group of managers in order to achieve its investment objective; the strategies and investment techniques employed by the managers seek to produce lower volatility and risk than traditional market indices by investing in both long and short positions of different securities.  The Alternative Strategies Fund seeks to preserve and grow capital by producing capital appreciation with reduced volatility and low correlation to traditional equity and bond markets, similar to the Market Neutral Fund, but implements its investment program by investing in other mutual funds as a “fund of funds,” which differs from the “manager of managers” structure of the Acquiring Fund.  The subadvisers to the Acquiring Fund would also focus more on market neutral strategies, which involve taking both long and short positions in different stocks to try and diminish the effect of general market movements for the Acquiring Fund, than is currently the case with the funds the Alternative Strategies Fund invests in, which follow a broader array of strategies.   Since both the Alternative Strategies Fund and the All-Cap Growth Fund (as the Market Neutral Fund) would follow low market correlation strategies, their risks are expected to be substantially similar.  However, the All-Cap Growth Fund (as the Market Neutral Fund) could have less exposure to general market movements than the Alternative Strategies Fund since the All-Cap Growth Fund would expect to have approximately equal long and short positions, whereas the Alternative Strategies Fund, through the underlying funds it invests in, may have net long or short exposures at any given time.

The Acquiring Funds’ investment strategies, and the risks associated with those strategies, are described in the combined Proxy Statement/Prospectus.  Information about the Acquiring Funds’ subadvisers, including the portfolio managers who would be responsible for managing the Acquiring Funds, appears in an appendix to the combined Proxy Statement/Prospectus.

How will the Reorganizations affect Fund fees and expenses?

The Small-Cap Growth Fund pays the same advisory fees as the Absolute Return Fund.  The advisory fee paid by the All-Cap Growth Fund is higher than the fee currently paid by the Market Neutral Fund or the Alternative Strategies Fund.  However, as discussed below, the Acquiring Funds will be subject to expense limits that are lower than currently applicable to any of the Acquired Funds.  The higher advisory fee is necessary in order for VWCM to compensate the various subadvisers who would provide day-to-day advisory services to the Acquiring Fund.  VWCM does not currently need to compensate subadvisers for managing the Alternative Strategies Fund because that Fund invests in other mutual funds and does not engage other advisers.

The Acquiring Funds’ expenses will be limited by an agreement the Board has reached with VWCM.  Under that agreement, which would remain in effect through April 30, 2011, if shareholders of an Acquiring Fund approve a new advisory agreement, VWCM will waive all or a portion of its advisory fees or reimburse expenses, as necessary, in order to keep an Acquiring Fund’s total annual fund operating expenses (besides certain expenses, including fees and expenses of funds in which a Fund invests and dividend expenses on short sales) from exceeding 2.99% of the Fund’s average daily net assets.  This expense limit is lower than the expense limit currently applicable to the Absolute Return Fund and the Market Neutral Fund, and would be new for the Alternative Strategies Fund, which is not currently subject to an expense limit.  When comparing expenses, note that the expense limitation does not apply to estimated dividend expense on short sales and estimated acquired fund fees and expenses, if any.

Further, the Reorganizations and other initiatives approved by the Board are designed to reduce shareholder expenses over time.  With a continued decline in assets, each Fund’s expense ratio has increased from prior periods, despite the fact that the Board has taken measures to reduce the overall level of expenses incurred by the Funds.  The Reorganizations are part of an effort proposed by the Board to reduce the percentage of total operating expenses that you would pay in the absence of a Reorganization.  The larger asset base of the combined Funds is expected to result in a reduction of certain fund expenses for shareholders.

More information about each Fund’s fees and expenses, both before and after the proposed Reorganizations, appears in the combined Proxy Statement/Prospectus.

Will the Reorganizations result in any taxable gain or loss?

We expect that neither you nor your Fund will recognize any gain or loss for federal income tax purposes as a direct result of its Reorganization.

How does the Board recommend that I vote?

The Board recommends that you vote “FOR” the Reorganization Plan.  In making this determination, the Board considered, among other factors, the following: (1) that combining your Fund into the corresponding Acquiring Fund would better serve shareholders by creating a larger Fund that will increase the viability of the combined Funds; (2) that the investment programs of the Acquiring Funds would be the same as those of the Absolute Return Fund and the Market Neutral Fund, and substantially similar to that of the Alternative Strategies Fund; (3) that VWCM has agreed to a lower expense limit for the Acquiring Funds, if shareholders of the Acquiring Funds approve a new advisory agreement for their Fund, than currently applicable to your Fund; (4) that the combination, and other initiatives proposed by the Board, will make the Funds more competitive with other funds with similar objectives, and could further reduce expenses if they attract new investors and asset size increases; (5) that the combined Fund will have potentially greater investment opportunities and market presence than your Fund; (6) that the Reorganizations will eliminate some duplicative expenses and can reduce associated operational costs of the Funds; and (7) that VWCM believes that reducing the number of series of the Embarcadero Funds and streamlining the offerings of the Embarcadero Funds around multi-manager, low market correlation strategies will enable the Funds to present a more consistent message to the marketplace, enabling the Funds to attract new investors.

Who is paying the costs of the Reorganizations?

Your Fund will pay the costs associated with its Reorganization incurred prior to the closing of its Reorganization.  Any costs incurred after the closing of a Reorganization will be paid by the applicable Acquiring Fund.   The Reorganization of the Absolute Return Fund is estimated to be approximately $26,000.  The Reorganization of the Market Neutral Fund is estimated to be approximately $26,000.  The Reorganization of the Alternative Strategies Fund is estimated to be approximately $22,000.

What happens if my Fund’s Reorganization Plan is not approved?

If shareholders do not approve your Fund’s Reorganization Plan, your Fund will continue as a separate mutual fund, and the Board will consider alternatives it determines to be in the best interests of your Fund and its shareholders, including liquidation of the Fund, maintaining the status quo or re-proposing the Reorganization Plan.  The Reorganizations are not dependent on one another.  Therefore, if the shareholders of another Acquired Fund do not approve their Reorganization Plan, this will have no effect on the Reorganization of your Fund.  However, a Reorganization is conditioned on shareholders of the relevant Acquiring Fund approving a new advisory agreement for their Fund, which will enable the Acquiring Fund to implement an investment program that corresponds to your Fund.  If the relevant Acquiring Fund’s new advisory agreement is not approved, your Fund’s Reorganization will not take place and you will continue to be a shareholder of your Fund.

Who is entitled to vote?

Shareholders of record on December [ __ ], 2009 are entitled to vote at the Special Joint Meeting.

Who should I call for more information?

If you need more information, please call 1-866-207-3626.

How do I vote my shares?

You can vote your shares using any of the following options:

In Person: You may vote your shares in person at the Special Joint Meeting if you attend.

By Mail: You may vote your shares by completing, dating, signing and returning your proxy card(s) by mail in the enclosed postage-paid envelope.

By Telephone: You may vote your shares by telephone. To do so, please have your proxy card available and call the toll-free number on the proxy card (1-866-458-9856).  Enter your control number from your proxy card(s) and follow the simple instructions.

By Internet:  You may vote your shares via the Internet. To do so, please have your proxy card available and go to the website shown on the proxy card (www.myproxyonline.com). Follow the simple instructions found on the website.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

PLEASE VOTE PROMPTLY.

EMBARCADERO FUNDS, INC.

Absolute Return Fund

Market Neutral Fund

Alternative Strategies Fund

3 Embarcadero Center

Suite 1120

San Francisco, California 94111

(800) 228-2121

Notice of Special Joint Meeting of Shareholders

To Be Held January 28 , 2010

To Embarcadero Funds Shareholders:

We invite you to attend a Special Joint Meeting of Shareholders (the “Special Joint Meeting”) of the Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund, each a series of Embarcadero Funds, Inc. (the “Company”), which will be held at the offices of the Company set forth above, on January 28 , 2010, at 10:00 a.m., local time.  The purpose of the Special Joint Meeting is to ask you to consider the following proposals:

For Absolute Return Fund shareholders only:

1.

To approve the Reorganization Plan insofar as it relates to Absolute Return Fund and Small-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Absolute Return Fund to, and the assumption of all the liabilities of Absolute Return Fund by, Small-Cap Growth Fund in exchange solely for shares of Small-Cap Growth Fund, (b) the distribution of those Small-Cap Growth Fund shares pro rata to shareholders of Absolute Return Fund and (c) the termination of Absolute Return Fund shortly afterwards; and

For Market Neutral Fund shareholders only:

1.

To approve the Reorganization Plan insofar as it relates to Market Neutral Fund and All-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Market Neutral Fund to, and the assumption of all the liabilities of Market Neutral Fund by, All-Cap Growth Fund in exchange solely for shares of All-Cap Growth Fund, (b) the distribution of those All-Cap Growth Fund shares pro rata to shareholders of the Market Neutral Fund and (c) the termination of Market Neutral Fund shortly afterwards; and

For Alternative Strategies Fund shareholders only:

1.

To approve the Reorganization Plan insofar as it relates to Alternative Strategies Fund and All-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Alternative Strategies Fund to, and the assumption of all the liabilities of Alternative Strategies Fund by, All-Cap Growth Fund in exchange solely for shares of All-Cap Growth Fund, (b) the distribution of those All-Cap Growth Fund shares pro rata to shareholders of the Alternative Strategies Fund and (c) the termination of Alternative Strategies Fund shortly afterwards; and

For Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund shareholders:

2.

To transact such other business as may properly come before the Special Joint Meeting and any adjournments or postponements thereof.

You are entitled to vote at the Special Joint Meeting and any adjournments or postponements thereof if you owned shares of a Fund at the close of business on December [  ], 2009 ..

Whether or not you plan to attend the Special Joint Meeting in person, please vote your shares.  Even if you plan to attend the Special Joint Meeting, to help ensure that your vote is represented, please either complete, date, sign and return the enclosed proxy card(s) by mailing it in the enclosed postage-paid envelope or follow the instructions on your proxy card(s) to vote by phone or via the Internet.  You may revoke your proxy at any time before it is actually voted by providing written notice of your revocation to the undersigned, by submitting a subsequent proxy or by voting in person at the Special Joint Meeting.

PLEASE NOTE:  You may receive more than one proxy package if you hold shares in more than one account.  You must return separate proxy card(s) for separate holdings if voting by mail.  We have provided postage paid return envelopes for each, which require no postage if mailed in the United States.

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN RESPONDING PROMPTLY.

By Order of the Board of Directors,

/s/ Jay Jacobs

President

December [  ], 2009

Proxy Statement For:

Absolute Return Fund

Market Neutral Fund

Alternative Strategies Fund

 (series of Embarcadero Funds, Inc.)

Prospectus For:

Small-Cap Growth Fund

All-Cap Growth Fund

(series of Embarcadero Funds, Inc.)

3 Embarcadero Center

Suite 1120

San Francisco, California 94111

(800) 228-2121

December [  ], 2009

This combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Directors (the “Board”) of the Embarcadero Funds, Inc. (the “Company”) for a Special Joint Meeting of Shareholders (the “Special Joint Meeting”) of (i) Absolute Return Fund, (ii) Market Neutral Fund and (iii) Alternative Strategies Fund (each, an “Acquired Fund”).  The Special Joint Meeting will be held at the offices of the Company at 3 Embarcadero Center, Suite 1120, San Francisco, California 94111, on January 28 , 2010, at 10:00 a.m., local time.

The purpose of the Special Joint Meeting is to ask you to consider the following proposals:

For Absolute Return Fund shareholders only:

1.

To approve the Plan of Reorganization and Termination adopted by the Board (the “Reorganization Plan”) insofar as it relates to Absolute Return Fund and Small-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Absolute Return Fund to, and the assumption of all the liabilities of Absolute Return Fund by, Small-Cap Growth Fund in exchange solely for shares of Small-Cap Growth Fund, (b) the distribution of those Small-Cap Growth Fund shares pro rata to shareholders of Absolute Return Fund and (c) the termination of Absolute Return Fund shortly afterwards; and

For Market Neutral Fund shareholders only:

1.

To approve the Reorganization Plan insofar as it relates to Market Neutral Fund and All-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Market Neutral Fund to, and the assumption of all the liabilities of Market Neutral Fund by, All-Cap Growth Fund in exchange solely for shares of All-Cap Growth Fund, (b) the distribution of those All-Cap Growth Fund shares pro rata to shareholders of the Market Neutral Fund and (c) the termination of Market Neutral Fund shortly afterwards; and

For Alternative Strategies Fund shareholders only:

1.

To approve the Reorganization Plan insofar as it relates to Alternative Strategies Fund and All-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Alternative Strategies Fund to, and the assumption of all the liabilities of Alternative Strategies Fund by, All-Cap Growth Fund in exchange solely for shares of All-Cap Growth Fund, (b) the distribution of those All-Cap Growth Fund shares pro rata to shareholders of the Alternative Strategies Fund and (c) the termination of Alternative Strategies Fund shortly afterwards; and

For Absolute Return Fund, Market Neutral Fund and Alternative Strategies Fund shareholders:

2.

To transact such other business as may properly come before the Special Joint Meeting and any adjournments or postponements thereof.

The Small-Cap Growth Fund and All-Cap Growth Fund are each referred to below as an “Acquiring Fund” or collectively as the “Acquiring Funds.”  The Acquired Funds and the Acquiring Funds are also sometimes referred to individually as a “Fund” or collectively as the “Funds,” and each is a series of the Company, an open-end management investment company.  Van Wagoner Capital Management, Inc. (“VWCM”) serves as the investment adviser to each of the Funds.  This Proxy Statement/Prospectus constitutes the proxy statement of the Acquired Funds for the Special Joint Meeting and the prospectus for the shares of the Acquiring Funds that are currently registered with the Securities and Exchange Commission (“SEC”) and are to be issued by the Acquiring Funds in connection with the reorganizations of the Acquired Funds into the Acquiring Funds.

If approved by the shareholders of an Acquired Fund, its reorganization will be effected by the transfer of all of its assets in exchange solely for shares of the corresponding Acquiring Fund identified in the proposals above and that Acquiring Fund’s assumption of all liabilities of that Acquired Fund and the distribution of those shares to that Acquired Fund’s shareholders in exchange for their shares of that Acquired Fund (such series of transactions involving an Acquired Fund and its corresponding Acquiring Fund are collectively referred to as a “Reorganization”).  On the day of a Reorganization, each shareholder of an Acquired Fund will receive shares of the corresponding Acquiring Fund with the same total net asset value as his/her Acquired Fund shares.  As soon as reasonably practicable after a Reorganization is effected, the participating Acquired Fund will be terminated.

The Reorganization Plan will be voted upon only by the Acquired Funds’ shareholders.  The Acquiring Funds’ shareholders do not need to approve the Reorganization Plan.  However, each Reorganization is conditioned on shareholders of the relevant Acquiring Fund approving a new advisory agreement for their Fund, which will enable the Acquiring Fund to implement an investment program that corresponds to the Acquired Fund.

This Proxy Statement/Prospectus, dated December [  ], 2009, sets forth concisely information that an Acquired Fund shareholder should know before voting on the Reorganization Plan and should be retained for future reference.  The following additional information has been filed with the SEC and may be obtained without charge by writing or calling Embarcadero Funds, Inc., c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, Attention: Corporate Secretary, or by calling 1-800-228-2121:

—

The current prospectus of the Funds, as supplemented, which has been filed with the SEC and is incorporated into this Proxy Statement/Prospectus by reference.  The current prospectus of the Funds, as supplemented, accompanies this Proxy Statement/Prospectus.

—

A Statement of Additional Information (“SAI”) relating to this Proxy Statement/Prospectus, dated December [__], 2009 , which has been filed with the SEC and is incorporated into this Proxy Statement/Prospectus by reference.

—

The current Statement of Additional Information of the Funds, which has been filed with the SEC and is incorporated into this Proxy Statement/Prospectus by reference.

—

The Annual Report, dated December 31, 2008, and the Semi-Annual Report, dated June 30, 2009, for the Funds, which have been filed with the SEC and is incorporated into this Proxy Statement/Prospectus by reference.

This Proxy Statement/Prospectus was first mailed to shareholders on or about December [  ], 2009 ..

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company.

TABLE OF CONTENTS

Page

SUMMARY

1

About the Reorganizations

1

Board Considerations

2

Comparison of Investment Objectives, Policies and Strategies

3

Investment Adviser and Subadvisers

15

Comparative Fee Tables

16

Annual Fund Operating Expenses

17

Expense Example

21

Performance of the Funds

22

Purchases

28

Exchange Privileges

28

Redemption Procedures

28

Dividends and Other Distributions

28

Federal Income Tax Consequences

29

COMPARISON OF PRINCIPAL RISK FACTORS

29

INFORMATION RELATING TO THE REORGANIZATIONS

39

Description of the Reorganization Plan

39

Reasons for the Reorganizations

42

Board Considerations

42

Description of the Securities to Be Issued

44

Federal Income Tax Consequences

45

Capitalization

46

INFORMATION RELATING TO VOTING MATTERS

48

General Information

48

Shareholder Approval

49

Control Persons

49

MISCELLANEOUS

49

Available Information

49

Disclosure of Portfolio Holdings

49

Legal Matters

49

Financial Information

49

Shareholder Inquiries

50

APPENDIX A

1

Plan Of Reorganization And Termination

1

APPENDIX B

1

Shareholder Information

1

APPENDIX C

1

Subadvisers

1

SUMMARY

The following is a summary of certain information relating to the Reorganizations and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the attached appendices and the documents incorporated by reference into this Proxy Statement/Prospectus.

About the Reorganizations

The Board of Directors (the “Board”), including the directors who are not “interested persons” (within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Company (the “Independent Directors”), proposes the Reorganization of the Acquired Funds listed below into the corresponding Acquiring Fund listed below.  Following a Reorganization, if approved, shareholders of an Acquired Fund would become shareholders of the corresponding Acquiring Fund.

Acquired Fund	Acquiring Fund
Absolute Return Fund	Small-Cap Growth Fund (to be renamed Absolute Return Fund)
Market Neutral Fund	All-Cap Growth Fund (to be renamed Market Neutral Fund)
Alternative Strategies Fund	All-Cap Growth Fund (to be renamed Market Neutral Fund)

If shareholders of an Acquired Fund approve the Reorganization Plan, its Reorganization will involve three steps:

•

First, the Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund.  In exchange, the Acquired Fund will receive shares of the Acquiring Fund with a total net asset value equal to the total net asset value of the Acquired Fund shares calculated as of the close of business on the date of closing of the Reorganization (the “Closing Date”).  The Acquiring Fund will assume all of the Acquired Fund’s liabilities.

•

Second, the Acquiring Fund, through its transfer agent, will open an account, if one does not already exist, for each shareholder of the Acquired Fund and will credit each such account or existing account with shares of the Acquired Fund in an amount equal in total net asset value to the total net asset value of the Acquired Fund shares that an Acquired Fund shareholder owned on the Closing Date.

•

The Acquired Fund will terminate shortly afterwards.

Approval of the Reorganization Plan will constitute approval of the above-described transfer of assets, assumption of liabilities, distribution of shares and termination of the relevant Acquired Fund.

No sales charge, redemption fee or other transaction fee of any kind will be charged to the Acquired Funds’ shareholders in connection with a Reorganization.  Completion of a Reorganization is subject to a number of conditions.  Each Acquired Fund will pay the costs associated with its Reorganization incurred prior to the closing of its Reorganization.  Any costs incurred after the closing of the Reorganizations will be paid by the corresponding Acquiring Fund.

Board Considerations

Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board has determined that the Reorganizations are in the best interests of shareholders of the Funds involved and the Board has determined that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganizations.  See “Information Relating to the Reorganization – Board Considerations.”

The Board recommends that you vote “FOR” the Reorganization Plan.  In making this determination, the Board considered, among other factors, the following:

(1) that combining your Fund into the corresponding Acquiring Fund would better serve shareholders by creating a larger Fund that will increase the viability of the combined Funds;

(2) that the investment programs of the Acquiring Funds would be the same as those of the Absolute Return Fund and the Market Neutral Fund, and substantially similar to that of the Alternative Strategies Fund;

(3) that VWCM has agreed to a lower expense limit for the Acquiring Funds, if shareholders of the Acquiring Funds approve a new advisory agreement for their Fund, than currently applicable to your Fund;

(4) that the combination, and other initiatives proposed by the Board, will make the Funds more competitive with other funds with similar objectives, and could further reduce expenses if they attract new investors and asset size increases;

(5) that the combined Fund will have potentially greater investment opportunities and market presence than your Fund;

(6) that the Reorganizations will eliminate some duplicative expenses and can reduce associated operational costs of the Funds; and

(7) that VWCM believes that reducing the number of series of the Embarcadero Funds and streamlining the offerings of the Embarcadero Funds around multi-manager, low market correlation strategies will enable the Funds to present a more consistent to the marketplace, enabling the Funds to attract new investors.

Comparison of Investment Objectives, Policies and Strategies

If shareholders of the Acquiring Funds approve a new advisory agreement for their Fund, and you approve the Reorganization of your Fund, Absolute Return Fund would reorganize into a Fund with the same name, investment program and advisory arrangements, and Market Neutral Fund would reorganize into a Fund with the same name, investment program and advisory arrangements.

The investment objectives and investment strategies of the Absolute Return Fund and the Market Neutral Fund would be substantially similar as their corresponding Acquiring Funds, and their investment policies and restrictions would be the same.  The Small-Cap Growth Fund (which would change its name to the Absolute Return Fund) would seek long-term capital appreciation by allocating its assets among a select group of managers in order to achieve its objective; the strategies and investment techniques employed by the managers would seek to achieve returns with low correlation to traditional market indices.  The All-Cap Growth Fund (which would change its name to the Market Neutral Fund) would seek long-term capital appreciation by allocating its assets among a select group of managers in order to achieve its investment objective; the strategies and investment techniques employed by the managers would seek to produce lower volatility and risk than traditional market indices by investing in both long and short positions of different securities.

While there are some differences in the structure of the Alternative Strategies Fund compared to the All-Cap Growth Fund (which would become the Market Neutral Fund) in that the Alternative Strategies Fund is a “fund of funds” and its Acquiring Fund is not, both Funds would follow similar low market correlation strategies.  The All-Cap Growth Fund (as the Market Neutral Fund) would seek long-term capital appreciation by allocating its assets among a select group of managers in order to achieve its investment objective; the strategies and investment techniques employed by the managers seek to produce lower volatility and risk than traditional market indices by investing in both long and short positions of different securities.  The Alternative Strategies Fund seeks to preserve and grow capital by producing capital appreciation with reduced volatility and low correlation to traditional equity and bond markets, similar to the All-Cap Growth Fund, but implements its investment program by investing in other mutual funds as a “fund of funds,” which differs from the “manager of managers” structure of the Acquiring Fund.  The subadvisers to the Acquiring Fund would also focus more on market neutral strategies, which involve taking both long and short positions in different stocks to try and diminish the effect of general market movements for the Acquiring Fund, than is currently the case with the funds the Alternative Strategies Fund invests in, which follow a broader array of strategies.

As a “manager of managers” fund rather than a “fund of funds,” the All-Cap Growth Fund (as the Market Neutral Fund) would make direct investments in a wide range of instruments, markets and asset classes.  These investments are similar to those used by the funds in which the Alternative Strategies Fund invests, but instead of investing in other funds, the All-Cap Growth Fund (as the Market Neutral Fund) would make these investments directly.  The subadvisers to the All-Cap Growth Fund (as the Market Neutral Fund) could use a combination of the following investment strategies:  long-biased or long-only equity strategies; long/short equity market neutral strategies; short-biased strategies; convertible arbitrage strategies; other relative value or arbitrage strategies; market or sector timing/trading strategies; long/short or hedged equity strategies; fixed income, long/short credit and distressed debt strategies; event-driven strategies; global macro strategies; sector strategies; systematic or trading strategies; fundamental strategies; and privately negotiated options strategies.  These strategies, if employed correctly, seek to have low correlation and low volatility relative to traditional markets.

More information about the principal investment strategies of the   Small-Cap Growth Fund and All-Cap Growth Fund, if shareholders of those Funds approve a new advisory agreement for their Fund, appears below ..  These strategies entail special risks.  See “Comparison of Principal Risk Factors” below for more information about these risks.

SMALL-CAP GROWTH FUND

(TO BE RENAMED ABSOLUTE RETURN FUND)

VWCM, the Fund’s investment adviser, believes that there are important benefits from investing through skilled money managers whose strategies, when combined, seek to provide enhanced risk-adjusted returns, lower volatility and lower sensitivity to traditional financial market indices.  Based on this belief, the Fund will pursue its objective by allocating assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a range of specialized investment strategies.  These investment strategies have not typically been available to mutual fund shareholders, and have in the past typically been available only to institutions, endowments and qualified (i.e., high net worth) individuals, often without the liquidity and relatively lower minimum investment requirements available to Fund shareholders.  VWCM will allocate Fund assets among the Subadvisers’ strategies that it believes offer the potential for attractive long-term investment returns and are expected to blend within the Fund’s portfolio so that it will have low correlation and low volatility relative to the broader stock and bond markets and other traditional market indices.  VWCM may also invest the Fund’s assets directly, as described below.

The strategies and investment techniques employed by the Subadvisers aim to produce absolute returns over a full market cycle while managing risk exposure.  They may attempt to exploit disparities or inefficiencies in markets, geographical areas, and companies; take advantage of security mispricings or anticipated price movements; and/or benefit from cyclical themes and relationships or special situations and events (such as spin-offs or reorganizations).  These strategies may have low correlation to traditional markets because they seek asymmetric investment opportunities that may present risks unrelated to traditional markets.

The Subadvisers may invest and trade in a wide range of instruments, markets and asset classes in the U.S. and outside the U.S., including emerging markets.  Investments may include equities and equity-related instruments, currencies, financial futures and forwards, certain options, swaps, private placements, fixed-income and other debt-related instruments and any other securities.  Equities and equity-related instruments include common stock, preferred stock, convertible securities, American Depositary Receipts, exchange-traded funds (“ETFs”), Rule 144A securities, warrants, rights, and certain equity derivatives.  Debt-related instruments include corporate bonds, defaulted or distressed debt securities, mezzanine investments, collateralized bond, debt or loan obligations, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy.  The Subadvisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities.  These securities can be rated investment grade, rated below investment grade, high yield securities (also called “junk bonds”), or unrated. The Subadvisers may invest in companies in any industry and the Fund may, from time to time, concentrate its investments in a particular industry when the Subadvisers find attractive companies in the same industry.  The Subadvisers do not intend to necessarily focus on any particular industry, so the particular industry implicated would vary depending upon where the Subadvisers are finding attractive investment opportunities.

VWCM will be responsible for determining the portion of the Fund’s assets to be allocated to each Subadviser, or investing directly in securities, including mutual funds.  VWCM may exercise its discretion to make direct investments in order to invest the Fund’s assets pending allocation to a Subadviser, to hedge the Fund against exposures created by the Subadvisers, or to modify the Fund’s exposure to a particular investment or market-related risk.  VWCM may invest directly in mutual funds that follow strategies that complement the Subadvisers’ strategies, including mutual funds with the following characteristics:  strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles.  Over time, VWCM will target investing with 15 to 25 managers, including allocations to some or all of the Subadvisers noted below and to mutual funds advised by them and other managers.

When allocating assets among Subadvisers, VWCM reviews a range of qualitative and quantitative factors (e.g., investment process and statistical analysis) to evaluate each Subadviser.  VWCM may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio.  VWCM will initially select Subadvisers from the following group of registered investment advisers.  There is no fixed or minimum allocation to any Subadviser; however, VWCM will limit allocations to any one Subadviser to between 0% and 25% of total Fund assets.

AlphaStream Capital Management LLC

Nakoma Capital Management, LLC

Nicholas Investment Partners, L.P.

Sage Capital Management, LLC

Simran Capital Management LLC

Sunnymeath Asset Management, Inc.

TWIN Capital Management, Inc.

SSI Investment Management, Inc.

Zacks Investment Management

In the future, VWCM and the Fund may remove Subadvisers from or add Subadvisers to this group.  Certain Subadvisers listed above also serve as subadviser to the Embarcadero Market Neutral Fund (formerly the Technology Fund), and the Fund may, but is not obligated to, invest a portion of its assets in the Embarcadero Market Neutral Fund in order to gain exposure to these Subadvisers, rather than have these Subadvisers directly manage assets of the Fund.   If the Fund invests in the Embarcadero Market Neutral Fund, Fund shareholders would bear the expenses of the Fund and, indirectly, the expenses of the Embarcadero Market Neutral Fund attributable to the Fund’s investment in that Fund.   In addition, VWCM may invest in mutual funds advised by some of the Subadvisers, rather than allocating assets for that Subadviser to manage directly.

The Subadvisers may engage in short-term trading using some or all of the investment strategies described below, and the Fund is likely to have an annual portfolio turnover rate over 100%.  High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance.

The Subadvisers will use a wide variety of directional or market-neutral investment strategies, including a combination of the following investment strategies:

Long-Biased or Long-Only Equity Strategies seek to capitalize on underpriced equity securities or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas.  These strategies are primarily managed for absolute return, which means that a Subadviser assesses risk and opportunity on an absolute, as opposed to an index-relative, basis, by focusing on relatively few investments that a Subadviser believes are undervalued and either offer a margin of safety, or offer high growth opportunities.  Selective hedging through the use of short sales or options may be utilized to manage risk exposure.  These strategies may also focus on special situations or events, including distressed equities.

Long/Short Equity Market Neutral Strategies seek to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling those stocks that are considered to be overvalued.  Subadvisers intend to maintain approximately equal value exposure in long and short positions in order to offset the effects of general stock market movements.

Short-Biased Strategies focus on the practice of selling a security that the Fund does not own at the time of the sale.  Short selling is done with the intent of later purchasing the security at a lower price, seeking to profit from an expected decline in the price of a security.  Typically, the short-seller will borrow the securities to be sold, and later repurchase identical securities for return to the lender.  If the security price falls, the short-seller profits from having sold the borrowed securities for more than the subsequent payment for the securities.  However, if the security price rises, the short seller loses by having sold them for less than the price at which they must later be bought.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond.  Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  Some Subadvisers may also seek to hedge interest rate exposure.  Some Subadvisers may also employ leverage, which involves the use of debt to finance the purchase of investments and results in the Fund controlling more assets than it has equity.  The Fund may use certain derivatives to obtain greater leverage (with fewer assets) than would otherwise be achievable.  Certain strategies may maintain a sector- and market-neutral portfolio.  The average grade of bond in a portfolio is typically below investment grade, with individual ratings ranging from AA to CCC.

Other Relative Value or Arbitrage Strategies involve strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.  Arbitrage opportunities arise in the equity, credit and derivatives markets.  They may include, among other things, pairs trading, where the Subadviser takes long and short positions in securities of different companies in the same industry, convertible bond arbitrage, described above, merger arbitrage, described below, or fixed income or interest rate arbitrage, including interest rate swap arbitrage or U.S. or non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies seek to benefit from cyclical relationships between movements in certain market indices, sectors, security types, and other benchmarks that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short or Hedged Equity Strategies invest in securities that the Subadviser believes to be undervalued or to offer high growth opportunities, while also seeking to minimize overall market risk to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  Subadvisers may also use derivatives, including options, financial futures and options on futures.  Long and short positions may not be maintained in equal amounts and, thus the Subadviser may not seek to neutralize general market risks.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield (junk) bonds and Treasury Inflation-Protected Securities (“TIPS”), ETFs and emerging market debt.  Long/short credit strategies are similar to the long/short equity strategies described above, but involve the credit markets instead of equity markets.  A Subadviser using this strategy seeks to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Subadviser may invest in debt securities that fall below investment grade debt —commonly referred to as “junk bonds.”  The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage-related securities (“Mortgage-Related Securities”).  Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing Treasury futures to hedge interest-rate risk.  Mortgage-Related Securities may also include securities rated below investment grade or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations, and special situation investments, such as distressed corporate or sub-prime mortgage securities.  Distressed securities may also be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings, to those attempting to restructure out of court, to those that are healthy but have short-term cash flow or liquidity problems.  Strategies may also involve leverage and hedging through the use of ETFs or various derivatives, such as futures, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance risk-adjusted return.

Event-Driven Strategies seek to capture price movements generated by anticipated corporate events, such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spinoffs, balance sheet restructuring, bankruptcy and other situations.  Event-driven strategies can involve distressed securities, as described above, or other special situation investments.  Special situation securities include the securities of a company or companies undergoing a restructuring or reorganization or engaged in a corporate transaction, such as a leveraged buy-out or merger.  Merger arbitrage, sometimes called risk arbitrage, involves investing in both long and short positions in securities involved in an announced merger deal.  In a cash merger, an acquirer proposes to purchase the shares of the target for a certain price in cash. Until the acquisition is completed, the stock of the target typically trades below the purchase price.  An arbitrageur buys the stock of the target and makes a gain if the acquirer ultimately buys the stock.  In a stock-for-stock merger, the acquirer proposes to buy the target by exchanging its own stock for the stock of the target.  An arbitrageur may then sell securities of the acquirer and buy the stock of the target.  This process is called “setting a spread.”  After the merger is completed, the target's stock will be converted into stock of the acquirer based on the exchange ratio determined by the merger agreement.  The arbitrageur delivers the converted stock into his short position to complete the arbitrage.  Other event-driven strategies involve opportunistic strategies, where the investment theme changes from strategy to strategy as opportunities arise, to seek to profit from events such as IPOs, sudden price changes often caused by an interim earnings disappointment, hostile bids, and other event-driven opportunities.

Global Macro Strategies seek to take advantage of investment opportunities that arise from changes in macro-economic conditions.  Subadvisers invest on the basis of forecasts and analysis about interest rate trends, movements in the general flow of funds, political changes, government policies, inter-government relations, and other broad systemic factors.  Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities in domestic, international and high-growth emerging markets.  Subadvisers may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities.  Subadvisers may invest in a limited number of securities, issuers, industries, or countries which may result in higher volatility.  Subadvisers may take long or short positions in any of these instruments.

Sector Strategies focus on investments in particular geographical locations or types of companies categorized by any range of factors, including market capitalization or industry.  These strategies include emerging market or foreign strategies where a Subadviser invests in the equity or debt securities of companies located outside of the U.S.  They may also include micro or small cap growth and value strategies, where the Subadviser screens potential investments based on the market capitalization or other factors involving the relative size of the company.  Sector strategies may also seek to exploit opportunities in niche areas such as technology, healthcare, biotechnology, banking, pharmaceuticals, energy, basic materials or any other industry.  In any sector strategy, a Subadviser may be long-only, or hold a hedged position.  Further, a Subadviser may invest in different types of securities or instruments when pursuing a sector strategy, and may hold multiple classes of an issuer’s securities or instruments related to that issuer (i.e., equity, debt, convertibles or derivatives).

Systematic or Trading Strategies use quantitative-based strategies to invest, where trading is done mathematically, generated by trading programs generally without human intervention once an algorithm has been inputted.  Systematic strategies may be combined with other strategies for a multi-strategy approach.  Systematic strategies may encompass systematic diversified strategies, involving trading in diversified markets, or systematic currency, involving trading in currency markets.  Some systematic strategies are trend following or non-trend following.  Trend-following strategies seek to take advantage of long-term movements in various markets.  A trend-following strategy seeks to benefit from both sides of the market trend, seeking profits from increases and decreases in the prices of securities.  Subadvisers who use this strategy can use current market price calculation, moving averages and channel breakouts to determine the general direction of the market and to generate trade signals. A Subadviser using trend-following strategies generally does not aim to forecast or predict markets or price levels; it seeks to identify and take advantage of the trend and follow it.  Non-trend following strategies, or countertrend strategies, seek to profit from trend reversals, where, using similar tools as trend-following strategies, the Subadviser seeks to identify the end of the trend and take advantage of a reversal of the trend.  Systematic strategies may also include commodity trading advisors, who trade in futures or options contracts in commodity markets.

Fundamental Strategies, as opposed to systematic strategies, involve selecting investments based on research specific to the company, including analysis of such factors as a company’s price-to-earnings ratio, yield, price-to-book values, price-to-cash flow ratios, financial strength and other factors.  The Subadviser analyzes a company’s products or services, strength and weaknesses in specific areas (for example, research, product development or marketing), or its management teams and financial resources.  Fundamental strategies can seek growth or value companies.  Growth companies generally exhibit more earnings growth than the broad equity market while value companies are those that, in the Subadviser’s opinion, are undervalued relative to the market.  A value strategy invests in securities perceived to be selling at deep discounts to their intrinsic or potential worth and may be out of favor or followed by fewer analysts.  Research on companies is conducted based on internal analysis, meetings with company management and materials provided by analysts and other third parties.

Privately Negotiated Options Strategies invest in privately negotiated options that are based on an asset or a basket of securities.  Privately negotiated options will allow the Fund to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket.  Privately negotiated options are intended to allow for economic leverage without incurring risk beyond the premium paid for the option.

ALL-CAP GROWTH FUND

(TO BE RENAMED MARKET NEUTRAL FUND)

VWCM, the Fund’s investment adviser, believes that there are important benefits from investing through skilled money managers whose strategies, when combined, seek to provide enhanced risk-adjusted returns, and lower volatility and risk than traditional financial market indices.  Based on this belief, the Fund will pursue its objective by allocating assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a range of specialized market-neutral investment strategies.  Market-neutral investing seeks to generate returns that have a low correlation and low volatility relative to traditional market indices.  These investment strategies have not typically been available to mutual fund shareholders, and have in the past typically been available only to institutions, endowments and qualified (i.e., high net worth) individuals, often without the liquidity and relatively lower minimum investment requirements available to Fund shareholders.  The Subadvisers will seek to minimize overall volatility and risk, often by taking both long and short positions in stocks.  VWCM will allocate Fund assets among the Subadvisers’ strategies that it believes offer the potential for attractive, market-neutral, long-term investment returns.  VWCM may also invest the Fund’s assets directly, as described below.

The strategies and investment techniques employed by the Subadvisers seek to produce lower volatility and risk by investing in long positions in securities the Subadvisers believe will appreciate and, generally, investing in short positions of different securities the Subadvisers believe will depreciate.  These strategies, if employed correctly, seek to have low correlation and low volatility relative to traditional markets.

The Subadvisers may invest and trade in a wide range of instruments, markets and asset classes in the U.S. and outside the U.S., including emerging markets.  Investments may include equities and equity-related instruments, currencies, financial futures and forwards, options, swaps, private placements, fixed-income and other debt-related instruments and any other securities.  Equities and equity-related instruments include common stock, preferred stock, convertible securities, American Depositary Receipts, exchange-traded funds (“ETFs”), Rule 144A securities, warrants, rights, and equity derivatives.  Debt-related instruments include corporate bonds, defaulted or distressed debt securities, mezzanine investments, collateralized bond, debt or loan obligations, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy.  The Subadvisers may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities.  These securities can be rated investment grade, rated below investment grade, high yield securities (also called “junk bonds”), or unrated.   The Subadvisers may invest in companies in any industry and the Fund may, from time to time, concentrate its investments in a particular industry when the Subadvisers find attractive companies in the same industry.  The Subadvisers do not intend to necessarily focus on any particular industry, so the particular industry implicated would vary depending upon where the Subadvisers are finding attractive investment opportunities.

VWCM will be responsible for determining the portion of the Fund’s assets to be allocated to each Subadviser, or investing directly in securities, including mutual funds.  VWCM may exercise its discretion to make direct investments in order to invest the Fund’s assets pending allocation to a Subadviser, to hedge the Fund against exposures created by the Subadvisers, or to modify the Fund’s exposure to a particular investment or market-related risk.  VWCM may invest directly in mutual funds that follow strategies that complement the Subadvisers’ strategies, including mutual funds with the following characteristics:  strong absolute and relative performance, reasonable risk-adjusted returns and consistent management styles.  Over time, VWCM will target investing with up to 10 managers, including allocations to some or all of the Subadvisers noted below and to mutual funds advised by them and other managers.

When allocating assets among Subadvisers, VWCM reviews a range of qualitative and quantitative factors (e.g., investment process and statistical analysis) to evaluate each Subadviser.  VWCM may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio.  VWCM will initially select Subadvisers from the following group of registered investment advisers.  There is no fixed or minimum allocation to any Subadviser; however, VWCM will limit allocations to any one Subadviser to between 0% and 50% of total Fund assets.

AlphaStream Capital Management LLC

Sage Capital Management, LLC

TWIN Capital Management, Inc.

Zacks Investment Management

In the future, VWCM and the Fund may remove Subadvisers from or add Subadvisers to this group.  VWCM may invest in mutual funds advised by some of the Subadvisers, rather than allocating assets for that Subadviser to manage directly.

The Subadvisers may engage in short-term trading using some or all of the investment strategies described below, and the Fund is likely to have an annual portfolio turnover rate over 100%.  High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance.

The Subadvisers will use a combination of the following investment strategies:

Long-Biased or Long-Only Equity Strategies seek to capitalize on underpriced equity securities or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas.  These strategies are primarily managed for absolute return, which means that a Subadviser assesses risk and opportunity on an absolute, as opposed to an index-relative, basis, by focusing on relatively few investments that a Subadviser believes are undervalued and either offer a margin of safety, or offer high growth opportunities.  Selective hedging through the use of short sales or options may be utilized to manage risk exposure.  These strategies may also focus on special situations or events, including distressed equities.

Long/Short Equity Market Neutral Strategies seek to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling those stocks that are considered to be overvalued.  Subadvisers intend to maintain approximately equal value exposure in long and short positions in order to offset the effects of general stock market movements.

Short-Biased Strategies focus on the practice of selling a security that the Fund does not own at the time of the sale.  Short selling is done with the intent of later purchasing the security at a lower price, seeking to profit from an expected decline in the price of a security.  Typically, the short-seller will borrow the securities to be sold, and later repurchase identical securities for return to the lender.  If the security price falls, the short-seller profits from having sold the borrowed securities for more than the subsequent payment for the securities.  However, if the security price rises, the short seller loses by having sold them for less than the price at which they must later be bought.

Convertible Arbitrage Strategies seek to take advantage of the pricing inefficiencies of the embedded option in a convertible bond.  Convertible arbitrage involves purchasing a portfolio of convertible securities, generally convertible bonds, and hedging a portion of the equity risk by selling short the underlying common stock.  Some Subadvisers may also seek to hedge interest rate exposure.  Some Subadvisers may also employ leverage, which involves the use of debt to finance the purchase of investments and results in the Fund controlling more assets than it has equity.  The Fund may use certain derivatives to obtain greater leverage (with fewer assets) than would otherwise be achievable.  Certain strategies may maintain a sector- and market-neutral portfolio.

Other Relative Value or Arbitrage Strategies involve strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.  Arbitrage opportunities arise in the equity, credit and derivatives markets.  They may include, among other things, pairs trading, where the Subadviser takes long and short positions in securities of different companies in the same industry, convertible bond arbitrage, described above, merger arbitrage, described below, or fixed income or interest rate arbitrage, including interest rate swap arbitrage or U.S. or non-U.S. government bond arbitrage.

Market or Sector Timing/Trading Strategies seek to benefit from cyclical relationships between movements in certain market indices, sectors, security types, and other benchmarks that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Long/Short or Hedged Equity Strategies invest in securities that the Subadviser believes to be undervalued or to offer high growth opportunities, while also seeking to minimize overall market risk to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk.  Subadvisers may also use derivatives, including options, financial futures and options on futures.  Long and short positions may not be maintained in equal amounts and, thus the Subadviser may not seek to neutralize general market risks.

Fixed Income, Long/Short Credit and Distressed Debt Strategies invest primarily in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield (junk) bonds and Treasury Inflation-Protected Securities (“TIPS”), ETFs and emerging market debt.  Long/short credit strategies are similar to the long/short equity strategies described above, but involve the credit markets instead of equity markets.  A Subadviser using this strategy seeks to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Subadviser may invest in debt securities that fall below investment grade debt —commonly referred to as “junk bonds.”  The Fund may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage-related securities (“Mortgage-Related Securities”).  Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing Treasury futures to hedge interest-rate risk.  Mortgage-Related Securities may also include securities rated below investment grade or unrated, under-performing or distressed debt, equity securities issued by issuers of collateralized debt obligations, and special situation investments, such as distressed corporate or sub-prime mortgage securities.  Distressed securities may also be issued by companies ranging from those undergoing restructurings in bankruptcy proceedings, to those attempting to restructure out of court, to those that are healthy but have short-term cash flow or liquidity problems.  Strategies may also involve leverage and hedging through the use of ETFs or various derivatives, such as futures, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance risk-adjusted return.

Event-Driven Strategies seek to capture price movements generated by anticipated corporate events, such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spinoffs, balance sheet restructuring, bankruptcy and other situations.  Event-driven strategies can involve distressed securities, as described above, or other special situation investments.  Special situation securities include the securities of a company or companies undergoing a restructuring or reorganization or engaged in a corporate transaction, such as a leveraged buy-out or merger.  Merger arbitrage, sometimes called risk arbitrage, involves investing in both long and short positions in securities involved in an announced merger deal.  In a cash merger, an acquirer proposes to purchase the shares of the target for a certain price in cash. Until the acquisition is completed, the stock of the target typically trades below the purchase price.  An arbitrageur buys the stock of the target and makes a gain if the acquirer ultimately buys the stock.  In a stock-for-stock merger, the acquirer proposes to buy the target by exchanging its own stock for the stock of the target.  An arbitrageur may then sell securities of the acquirer and buy the stock of the target.  This process is called “setting a spread.”  After the merger is completed, the target's stock will be converted into stock of the acquirer based on the exchange ratio determined by the merger agreement.  The arbitrageur delivers the converted stock into his short position to complete the arbitrage.  Other event-driven strategies involve opportunistic strategies, where the investment theme changes from strategy to strategy as opportunities arise, to seek to profit from events such as IPOs, sudden price changes often caused by an interim earnings disappointment, hostile bids, and other event-driven opportunities.

Global Macro Strategies seek to take advantage of investment opportunities that arise from changes in macro-economic conditions.  Subadvisers invest on the basis of forecasts and analysis about interest rate trends, movements in the general flow of funds, political changes, government policies, inter-government relations, and other broad systemic factors.  Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities in domestic, international and high-growth emerging markets.  Subadvisers may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities.  Subadvisers may invest in a limited number of securities, issuers, industries, or countries which may result in higher volatility.  Subadvisers may take long or short positions in any of these instruments.

Sector Strategies focus on investments in particular geographical locations or types of companies categorized by any range of factors, including market capitalization or industry.  These strategies include emerging market or foreign strategies where a Subadviser invests in the equity or debt securities of companies located outside of the U.S.  They may also include micro or small cap growth and value strategies, where the Subadviser screens potential investments based on the market capitalization or other factors involving the relative size of the company.  Sector strategies may also seek to exploit opportunities in niche areas such as technology, healthcare, biotechnology, banking, pharmaceuticals, energy, basic materials or any other industry.  In any sector strategy, a Subadviser may be long-only, or hold a hedged position.  Further, a Subadviser may invest in different types of securities or instruments when pursuing a sector strategy, and may hold multiple classes of an issuer’s securities or instruments related to that issuer (i.e., equity, debt, convertibles or derivatives).

Systematic or Trading Strategies use quantitative-based strategies to invest, where trading is done mathematically, generated by trading programs generally without human intervention once an algorithm has been inputted.  Systematic strategies may be combined with other strategies for a multi-strategy approach.  Systematic strategies may encompass systematic diversified strategies, involving trading in diversified markets, or systematic currency, involving trading in currency markets.  Some systematic strategies are trend following or non-trend following.  Trend-following strategies seek to take advantage of long-term movements in various markets.  A trend-following strategy seeks to benefit from both sides of the market trend, seeking profits from increases and decreases in the prices of securities.  Subadvisers who use this strategy can use current market price calculation, moving averages and channel breakouts to determine the general direction of the market and to generate trade signals. A Subadviser using trend-following strategies generally does not aim to forecast or predict markets or price levels; it seeks to identify and take advantage of the trend and follow it.  Non-trend following strategies, or countertrend strategies, seek to profit from trend reversals, where, using similar tools as trend-following strategies, the Subadviser seeks to identify the end of the trend and take advantage of a reversal of the trend.  Systematic strategies may also include commodity trading advisors, who trade in futures or options contracts in commodity markets.

Fundamental Strategies, as opposed to systematic strategies, involve selecting investments based on research specific to the company, including analysis of such factors as a company’s price-to-earnings ratio, yield, price-to-book values, price-to-cash flow ratios, financial strength and other factors.  The Subadviser analyzes a company’s products or services, strength and weaknesses in specific areas (for example, research, product development or marketing), or its management teams and financial resources.  Fundamental strategies can seek growth or value companies.  Growth companies generally exhibit more earnings growth than the broad equity market while value companies are those that, in the Subadviser’s opinion, are undervalued relative to the market.  A value strategy invests in securities perceived to be selling at deep discounts to their intrinsic or potential worth and may be out of favor or followed by fewer analysts.  Research on companies is conducted based on internal analysis, meetings with company management and materials provided by analysts and other third parties.

Privately Negotiated Options Strategies invest in privately negotiated options that are based on an asset or a basket of securities.  Privately negotiated options will allow the Fund to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket.  Privately negotiated options are intended to allow for economic leverage without incurring risk beyond the premium paid for the option.

Investment Adviser and Subadvisers

The Funds are all advised by VWCM.  VWCM was organized on October 24, 1995, and currently manages the Alternative Strategies Fund and oversees administration and the subadvisers for the other Funds, in each case subject to policies set by the Board.  Garrett Van Wagoner, President and a director of VWCM, and Jay Jacobs, a Director of the Funds, control VWCM.  Mssrs. Van Wagoner and Jacobs are responsible for overseeing the subadvisers.  VWCM is located at Three Embarcadero Center, Suite 1120, San Francisco, California 94111.

Jay Jacobs would be responsible for allocating the Acquiring Funds’ assets among subadvisers.  Mr. Jacobs was the Founder and Portfolio Manager of Crossover Venture Partners (“CVP”), a private managed hedge fund, from 2003 to 2007. Before starting CVP, Mr. Jacobs was a Founding Partner, Director of Sales, Portfolio Manager, and Director of Asset Management of Thomas Weisel Partners (“TWP”) from 1998 to 2003.  Prior to joining TWP, Mr. Jacobs was a Founding Partner, Institutional Equity Sales, and Director of Sales for Wessels Arnold and Henderson from 1986 to 1998.

VWCM would be responsible for overseeing each Acquiring Fund’s subadvisers and other matters, but would (except when investing in registered funds) generally not be responsible for the day-to-day investment decisions for an Acquiring Fund.  The subadvisers would have this responsibility and would be responsible for implementing an Acquiring Fund’s strategies, selecting individual securities, and selecting brokers and dealers to execute transactions for the Acquiring Fund.  The fees of the subadvisers would be paid by VWCM, and thus would not impact an Acquiring Fund’s advisory fees.

The Funds will use a “manager of managers” structure allowing VWCM and a Fund to (1) engage new or additional subadvisers; (2) enter into and modify existing investment subadvisory agreements; and (3) terminate and replace subadvisers, in each case without obtaining further approval of a Fund’s shareholders, provided that (a) the subadviser is not an “affiliated person” of VWCM or the Funds, other than by reason of serving as a subadviser to a Fund, and (b) the Board has approved the new or amended subadvisory agreement.  The Funds and VWCM have received relief from the SEC from certain provisions of the 1940 Act to use the “manager of managers” structure.  A Fund will provide its shareholders, within 90 days of a change to a Fund’s subadvisory agreement, with an information statement containing information about the subadviser and the subadvisory agreement, similar to that which would have been provided in a proxy statement seeking shareholder approval of such an arrangement or change thereto.

If a new advisory agreement is approved by shareholders of the Small-Cap Growth Fund, VWCM would engage a number of subadvisers to provide day-to-day advisory services to that Fund, including:

AlphaStream Capital Management LLC

Sage Capital Management, LLC

TWIN Capital Management, Inc.

Zacks Investment Management

Nakoma Capital Management, LLC

Nicholas Investment Partners, L.P.

Simran Capital Management LLC

Sunnymeath Asset Management, Inc.

SSI Investment Management, Inc.

If a new advisory agreement is approved by shareholders of the All-Cap Growth Fund, VWCM would engage a number of subadvisers to provide day-to-day advisory services to that Fund, including:

AlphaStream Capital Management LLC

Sage Capital Management, LLC

TWIN Capital Management, Inc.

Zacks Investment Management

In the future, VWCM and the Acquiring Fund may remove subadvisers, or add subadvisers to these groups.  Additional information regarding these subadvisers is provided in Appendix C.

A discussion regarding the basis for the Board’s approval of the investment advisory agreements will be available in the Funds’ upcoming annual report to shareholders.

Comparative Fee Tables

Set forth below is a comparison of each Fund’s operating expenses as of June 30, 2009 ..  The ratios also are shown on a pro forma (estimated) combined basis, assuming the Reorganization Plan relating to a Fund is approved.  The Small-Cap Growth Fund would pay the same advisory fees as the Absolute Return Fund, and the All-Cap Growth Fund would pay a higher advisory fee than the Market Neutral Fund or the Alternative Strategies Fund.  However, as illustrated in the tables below, the Acquiring Funds’ expenses will be limited by an agreement the Board has reached with VWCM.  Under that agreement, which would remain in effect through April 30, 2011, VWCM will waive all or a portion of its advisory fees or reimburse expenses, as necessary, in order to keep the Acquiring Funds’ total annual fund operating expenses (besides certain expenses, including fees and expenses of funds in which a Fund invests and dividend expenses on short sales) from exceeding 2.99% of the Fund’s average daily net assets.  This expense limit is lower than the expense limit currently applicable to the Absolute Return Fund and the Market Neutral Fund, and would be new for the Alternative Strategies Fund, which is not currently subject to an expense limit.  Further, if the Reorganization Plan is approved, the larger asset base of the combined Fund is expected to result in a reduction of certain fund expenses for shareholders.

You should note that a Fund’s operating expense ratio depends, to a large degree, on total Fund assets.  If an Acquiring Fund’s assets, even assuming its Reorganization is completed, continue to decrease following its Reorganization, notwithstanding the anticipated reduction of certain expenses, the Fund’s expense ratio (shown under Total Annual Fund Operating Expenses) may be higher than that shown below.  The below tables do not reflect expenses of the Reorganizations borne by the Funds which, if included, would increase the expense ratios.

There are no fees or sales loads charged to your account when you buy or sell shares of a Fund.  Annual Fund Operating Expenses are expenses that cover the cost of operating a Fund and are paid out of Fund assets.  These expenses are borne indirectly by all shareholders.

Shareholder Fees(1)

(fees paid directly from your investment)

Redemption Fee on shares held less than 90 days (as a percentage of amount redeemed)	2.00%
Maximum Account Fee	$24(2)

(1)

In addition to the fees listed in the table above, if you sell shares and request your money by wire transfer, there is a $20 fee. Further, there is an $8 annual maintenance fee for each IRA account.

(2)

Applies to accounts with a balance of less than $2,500 ($1,000 for IRAs and UGMA/UTMA accounts). This fee will be deducted directly from applicable accounts, if necessary by redeeming Fund shares. For more information about this fee, please see Establishing an Account in the Funds’ Prospectus.

Annual Fund Operating Expenses

Annual Fund Operating Expenses – Absolute Return Fund

(expenses that you pay each year as a percentage of the value of your investment)

	Absolute Return Fund(1)	Small-Cap Growth Fund(2)	Pro forma –Absolute Return Fund and Small-Cap Growth Fund*
Management Fees	2.00%	2.00%	2.00%
Distribution (12b-1) Fees(3)	0.25%	0.25%	0.25%
Dividend Expenses on Short Sales(4)	- -	0.50%	0.50%
Other Expenses	11.65%	8.94%	8.43%
Acquired Fund Fees and Expenses(5)	0.06%	- -	- -
Total Annual Fund Operating Expenses	13.96%	11.69%	11.18%
Waiver/Expense Reimbursement(6)	8.91%	8.20%	7.69%
Net Annual Fund Operating Expenses(6)	5.05%	3.49%	3.49%

*

Estimated, assuming the Reorganization was effected as of June 30,2009 ..  Estimates do not include expenses of the Reorganization borne by the Funds or expenses borne by the Funds associated with the shareholder meetings

(1)

Restated new to reflect current fees payable to VCWM under the investment advisory agreement approved by shareholders in June 2009, and the expense limitation implemented at that time.   VCWM is responsible for paying the subadvisers’ fees.

(2)

Restated , assuming shareholders of the Small-Cap Growth Fund approve a new advisory agreement for their Fund.  VCWM is responsible for paying the subadvisers’ fees.

(3)

The maximum permitted 12b-1 fees for a Fund are 0.25% of the Fund’s daily average net assets.

(4)

Estimated.  When the Fund sells a security short, it borrows the security from a lender and then sells the security in the general market.  The Fund is obligated to pay any dividend declared during the duration of the short position to the lender from which the Fund borrowed the security, and the Fund is obligated to record the payment of the dividend as an expense.  Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction costs or capital expenditures related to the on-going management of the Fund’s portfolio.

(5)

“Acquired Fund Fees and Expenses” are estimated fees and expenses charged by the funds in which the Fund invests, if any.  The Acquiring Fund does not initially expect to incur Acquired Fund Fees and Expenses greater than .01, but it is permitted to invest in other funds.  If it does invest in other funds, fees and expenses of such funds would not be subject to the expense limit agreement and “Net Annual Fund Operating Expenses” could be higher than shown above.

(6)

VWCM has agreed to waive all or a portion of any advisory fees it may earn from the Fund, or to reimburse expenses, as necessary, in order to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding fees and expenses of other funds in which the Fund invests and dividend expenses on short sales, as well as all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities, and extraordinary items such as litigation) from exceeding 4.99% of the Absolute Return Fund’s average daily net assets or, if its shareholders approve a new advisory agreement, 2.99% of the Small-Cap Growth Fund’s average daily net assets.  The expense limit agreement will remain in effect through April 30, 2010 for the Absolute Return Fund and April 30, 2011 for the Small-Cap Growth Fund.  Net Annual Fund Operating Expenses shown above include estimated dividend expense on short sales and estimated acquired fund fees and expenses, if any, which are not subject to the expense limit.

Annual Fund Operating Expenses – Market Neutral Fund

(expenses that you pay each year as a percentage of the value of your investment)

	Market Neutral Fund(1)	All-Cap Growth Fund(2)	Pro forma –Market Neutral Fund and All-Cap Growth Fund*	Pro forma – Market Neutral Fund, Alternative Strategies Fund and All-Cap Growth Fund*
Management Fees	1.75%	2.00%	2.00%	2.00%
Distribution (12b-1) Fees(3)	0.25%	0.25%	0.25%	0.25%
Dividend Expenses on Short Sales(4)	- -	0.50%	0.50%	0.50%
Other Expenses	11.19%	9.20%	9.61%	10.24%
Acquired Fund Fees and Expenses(5)	0.06%	- -	- -	- -
Total Annual Fund Operating Expenses	13.25%	11.95%	12.36%	12.99%
Waiver/Expense Reimbursement(6)	8.20%	8.46%	8.87%	9.50%
Net Annual Fund Operating Expenses(6)	5.05%	3.49%	3.49%	3.49%

*

Estimated, assuming the Reorganization was effected as of June 30, 2009 ..  Estimates do not include expenses of the Reorganization borne by the Funds or expenses borne by the Funds associated with the shareholder meetings.

(1)

Restated to reflect current fees payable to VWCM under the investment advisory agreement approved by shareholders in June 2009 and the expense limitation implemented at that time ..  VWCM is responsible for paying the subadvisers’ fees.

(2)

Restated, assuming shareholders of the All-Cap Growth Fund approve a new advisory agreement for their Fund.  VCWM is responsible for paying the subadvisers’ fees.

 (3)

The maximum permitted 12b-1 fees for a Fund are 0.25% of the Fund’s daily average net assets.

(4)

Estimated.  When the Fund sells a security short, it borrows the security from a lender and then sells the security in the general market.  The Fund is obligated to pay any dividend declared during the duration of the short position to the lender from which the Fund borrowed the security, and the Fund is obligated to record the payment of the dividend as an expense.  Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction costs or capital expenditures related to the on-going management of the Fund’s portfolio.

(5)

“Acquired Fund Fees and Expenses” are estimated fees and expenses charged by the funds in which the Fund invests, if any.  The Acquiring Fund does not initially expect to incur Acquired Fund Fees and Expenses greater than .01, but it is permitted to invest in other funds.  If it does invest in other funds, fees and expenses of such funds would not be subject to the expense limit agreement and “Net Annual Fund Operating Expenses” could be higher than shown above.

(6)

VWCM has agreed to waive all or a portion of any advisory fees it may earn from the Fund, or to reimburse expenses, as necessary, in order to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding fees and expenses of other funds in which the Fund invests and dividend expenses on short sales, as well as all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities, and extraordinary items such as litigation) from exceeding 4.99% of the Market Neutral Fund’s average daily net assets or, if its shareholders approve a new advisory agreement, 2.99% of the All-Cap Growth Fund’s average daily net assets.  The expense limit agreement will remain in effect through April 30, 2010 for the Market Neutral Fund and April 30, 2011 for the All-Cap Growth Fund.  Net Annual Fund Operating Expenses shown above include estimated dividend expense on short sales and estimated acquired fund fees and expenses, if any, which are not subject to the expense limit.

Annual Fund Operating Expenses – Alternative Strategies Fund

(expenses that you pay each year as a percentage of the value of your investment)

	Alternative Strategies Fund	All-Cap Growth Fund(1)	Pro forma – Alternative Strategies Fund and All-Cap Growth Fund*	Pro forma – Alternative Strategies Fund, Market Neutral Fund and All-Cap Growth Fund*
Management Fees	0.50%(2)	2.00%	2.00%	2.00%
Distribution (12b-1) Fees(3)	0.25%	0.25%	0.25%	0.25%
Dividend Expenses on Short Sales(4)	- -	0.50%	0.50%	0.50%
Other Expenses	15.42%	9.20%	9.99%	10.24%
Acquired Fund Fees and Expenses(5)	0.01%	- -	- -	- -
Total Annual Fund Operating Expenses	16.18%	11.95%	12.74%	12.99%
Waiver/Expense Reimbursement(6)	- -	8.46%	9.25%	9.50%
Net Annual Fund Operating Expenses(6)	16.18%	3.49%	3.49%	3.49%

*

Estimated, assuming the Reorganization was effected as of June 30, 2009 ..  Estimates do not include expenses of the Reorganization borne by the Funds or expenses borne by the Funds associated with the shareholder meetings.

(1)

Restated, assuming shareholders of the All-Cap Growth Fund approve a new advisory agreement for their Fund. VCWM is responsible for paying the subadvisers’ fees.

(2)

Restated to reflect current fees payable to VWCM under the investment advisory agreement approved by shareholders in fall 2008.

(3)

The maximum permitted 12b-1 fees for a Fund are 0.25% of the Fund’s daily average net assets.

(4)

Estimated.  When the Fund sells a security short, it borrows the security from a lender and then sells the security in the general market.  The Fund is obligated to pay any dividend declared during the duration of the short position to the lender from which the Fund borrowed the security, and the Fund is obligated to record the payment of the dividend as an expense.  Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction costs or capital expenditures related to the on-going management of the Fund’s portfolio.

(5)

“Acquired Fund Fees and Expenses” are fees and expenses charged by the funds in which the Alternative Strategies Fund invests.  The Acquiring Fund does not initially expect to incur Acquired Fund Fees and Expenses greater than .01, but it is permitted to invest in other funds.  If it does invest in other funds, fees and expenses of such funds would not be subject to the expense limit agreement and “Net Annual Fund Operating Expenses” could be higher than shown above.

(6)

If shareholders of the All-Cap Growth Fund approve a new advisory agreement, VWCM has agreed to waive all or a portion of any advisory fees it may earn from the All-Cap Growth Fund, or to reimburse expenses, as necessary, in order to keep the All-Cap Growth Fund’s “Total Annual Fund Operating Expenses” (excluding fees and expenses of other funds in which the All-Cap Growth Fund invests and dividend expenses on short sales, as well as all federal, state and local taxes, interest, brokerage commissions and other costs incurred in connection with the purchase and sale of securities, and extraordinary items such as litigation) from exceeding 2.99% of the All-Cap Growth Fund’s average daily net assets.  The expense limit agreement will remain in effect through April 30, 2011.  Net Annual Fund Operating Expenses shown above include estimated dividend expense on short sales and estimated acquired fund fees and expenses, if any, which are not subject to the expense limit.

Expense Example

The expense examples can help you compare costs between each Fund and the pro forma combined Fund (if the Reorganization Plan with respect to that Fund is approved).  The following expense examples assume that you invested $10,000 in each Fund for the periods shown, that you earned a hypothetical 5% total return each year, and that each Fund’s expenses were those in the table above.  Your costs would be the same whether you sold your shares or continued to hold them at the end of each period.  Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Absolute Return Fund	$505	$3,051	$5,161	$8,989
Small-Cap Growth Fund	$352	$2,569	$4,499	$8,303
Pro forma– Absolute Return Fund and Small-Cap Growth Fund	$352	$2,483	$4,360	$8,125

	1 Year	3 Years	5 Years	10 Years
Market Neutral Fund	$505	$2,940	$4,989	$8,804
Alternative Strategies Fund	$1,528	$4,089	$6,110	$9,488
All-Cap Growth Fund	$352	$2,612	$4,569	$8,389
Pro forma– Market Neutral Fund and All-Cap Growth Fund	$352	$2,680	$4,678	$8,519
Pro forma– Alternative Strategies Fund and All-Cap Growth Fund	$352	$2,742	$4,776	$8,635
Pro forma– Market Neutral Fund, Alternative Strategies Fund and All-Cap Growth Fund	$352	$2,782	$4,840	$8,707

The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund would bear, whether directly or indirectly.  The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds.  The information in the previous tables should not be considered a representation of past or future expenses or rates of return; actual expenses or returns may be greater or less than those shown.

Performance of the Funds

The information below shows the performance of the Funds.  The bar charts and tables give some indication of the risks and volatility of investing in the Funds by showing how performance can change from year to year and how average annual returns compare with those of a broad market index.  The returns include the reinvestment of dividends and distributions.  Please note that past performance, before and after taxes, does not necessarily indicate how a Fund will perform in the future.  Investors should not expect a Fund to consistently achieve these returns in the future.

Absolute Return Fund

Please note that Absolute Return Fund was invested primarily in high quality short-term money market funds or instruments from March 1, 2003 through the end of the annual periods shown below.

Annual Total Returns of the Fund Years Ended 12/31

1999

237.22%

2000

(30.31)%

2001

(62.14)%

2002

(67.33)%

2003

(9.76)%

2004

(2.37)%

2005

(12.11)%

2006

7.09%

2007

2.21%

2008

(2.16)%

WORST QUARTER

(60.03)%  1st quarter  2001

BEST QUARTER

81.23%  4th quarter 2001

Average Annual Total Returns (as of 12/31/08)

Absolute Return Fund	1 Year	5 Years	10 Years
Return Before Taxes	(2.16)%	(1.68)%	(13.26)%
Return After Taxes on Distributions(1)	(2.16)%	(1.68)%	(13.49)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(1.40)%	(1.42)%	(9.56)%
Nasdaq Composite Index(3)	(39.98)%	(3.96)%	(2.71)%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.

(3)

The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq-listed companies.  This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect deduction for fees, expenses or taxes.  It is not possible to invest directly in an index.

Market Neutral Fund

Please note that Market Neutral Fund was invested primarily in high quality short-term money market funds or instruments from March 1, 2003 through the end of the annual periods shown below.

Annual Total Returns of the Fund Years Ended 12/31

1999

223.76%

2000

(28.13)%

2001

(61.93)%

2002

(65.81)%

2003

(6.97)%

2004

(2.76)%

2005

(9.74)%

2006

4.27%

2007

(3.88)%

2008

(2.02)%

WORST QUARTER

(60.38%  1st quarter  2001

BEST QUARTER

80.32%  4th quarter  2001

Average Annual Total Returns (as of 12/31/08)

Market Neutral Fund	1 Year	5 Years	10 Years
Return Before Taxes	(2.02)%	(2.93)%	(13.20)%
Return After Taxes on Distributions(1)	(2.02)%	(2.93)%	(13.29)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(1.31)%	(2.47)%	(9.69)%
Morgan Stanley High Technology 35 Index(3)	(44.92)%	(5.97)%	(2.08)%
S&P 500 Composite Stock Index(3)	(36.99)%	(2.19)%	(1.38)%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.

(3)

The Morgan Stanley High Technology 35 Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software and new media, networking and telecommunications equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors.  The S&P 500 Composite Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.  These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, brokerage commissions, expenses or taxes.  It is not possible to invest directly in an index.

Alternative Strategies Fund

Please note that Alternative Strategies Fund was invested primarily in high quality short-term money market funds or instruments from March 1, 2003 through the end of the annual periods shown below.

Annual Total Returns of the Fund Years Ended 12/31

1999

126.88%

2000

(23.28)%

2001

(66.37)%

2002

(49.85)%

2003

(4.68)%

2004

(2.45)%

2005

(9.43)%

2006

3.13%

2007

(9.43)%

2008

(1.86)%

WORST QUARTER

(58.97)%  1st quarter  2001

BEST QUARTER

48.26%  4th quarter  2001

Average Annual Total Returns (as of 12/31/08)

Alternative Strategies Fund	1 Year	5 Years	10 Years
Return Before Taxes	(1.86)%	(4.13)%	(13.80)%
Return After Taxes on Distributions(1)	(1.86)%	(4.13)%	(14.02)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(1.21)%	(3.47)%	(9.98)%
S&P 500 Index(3)	(36.99)%	(2.19)%	(1.38)%
Barclays Intermediate Government/Credit Index(3)	5.08%	4.21%	5.43%
S&P MidCap 400 Index	(36.23)%	(0.08)%	4.46%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.

(3)

The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Barclays Intermediate Government/Credit Index is an index of intermediate and long-term government securities and investment grade corporate debt securities.  The S&P MidCap 400 Index is an index of mid-capitalization U.S. stocks that measures the performance of the mid-size company segment of the U.S. market.  The Fund’s benchmarks changed to the S&P 500 Index and the Barclays Intermediate Government/Credit Index upon implementation of the Fund’s new investment program.  These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, brokerage commissions, expenses or taxes.  It is not possible to invest directly in an index.

Small-Cap Growth Fund

Since October 1, 2008, day-to-day investment decisions for Small-Cap Growth Fund have been made by a subadviser who did not provide investment advice during the earlier periods shown below.  Further, if shareholders of the Small-Cap Growth Fund approve a new advisory agreement for their Fund, the Fund would implement a different investment program than was applicable during the periods presented below.

Annual Total Returns of the Fund Years Ended 12/31

1999

291.15%

2000

(20.90)%

 2001

(59.70)%

2002

(64.56)%

2003

47.22%

2004

(16.04)%

2005

(22.29)%

2006

10.84%

2007

(7.83)%

2008

(56.84)%

WORST QUARTER

(60.01)%  3rd quarter 2001

BEST QUARTER

87.83%  4th quarter 2001

Average Annual Total Returns (as of 12/31/08)

Small-Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	(56.84)%	(22.05)%	(15.43)%
Return After Taxes on Distributions(1)	(56.84)%	(22.05)%	(15.63)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(36.95)%	(16.97)%	(9.74)%
Russell 2000® Growth Index(3)	(38.54)%	(2.35)%	(0.76)%
Nasdaq Composite Index(3)	(39.98)%	(3.96)%	(2.71)%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.

(3)

The Russell 2000® Growth Index is a capitalization-weighted index that consists of companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index.  The index measures the small-capitalization growth sector of the U.S. equity market.  It is a subset of the Russell 2000 Index.  The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq-listed companies.  The Fund’s benchmark changed to the Russell 2000 Growth Index upon implementation of the Fund’s new investment program, which changed the Fund’s strategies and risks.  These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, expenses or taxes.  It is not possible to invest directly in an index.

All-Cap Growth Fund

Since October 1, 2008, day-to-day investment decisions for All-Cap Growth Fund have been made by a subadviser who did not provide investment advice during the earlier periods shown below.  Further, if shareholders of the All-Cap Growth Fund approve a new advisory agreement for their Fund, the Fund would implement a different investment program than was applicable during the periods presented below.

Annual Total Returns of the Fund Years Ended 12/31

1999

207.88%

2000

(18.23)%

2001

(40.74)%

2002

(39.68)%

2003

37.47%

2004

(15.79)%

2005

(12.37)%

2006

6.29%

2007

(9.03)%

2008

(56.56)%

WORST QUARTER

(48.38)%  1st quarter  2001

BEST QUARTER

55.18% 4th quarter  2001

Average Annual Total Returns (as of 12/31/08)

All-Cap Growth Fund	1 Year	5 Years	10 Years
Return Before Taxes	(56.56)%	(20.88)%	(9.14)%
Return After Taxes on Distributions(1)	(56.56)%	(20.88)%	(9.36)%
Return After Taxes on Distributions and Sale of Fund Shares(1)(2)	(36.76)%	(16.19)%	(6.40)%
Russell 3000® Growth Index(3)	(38.44)%	(3.33)%	(4.01)%
Russell 2000® Growth Index(3)	(38.54)%	(2.35)%	(0.76)%

(1)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2)

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.

(3)

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe.  It measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 2000® Growth Index is a capitalization-weighted index that consists of companies with higher price-to-book ratios and higher forecasted growth within the Russell 2000 Index.  The index measures the small-capitalization growth sector of the U.S. equity market.  It is a subset of the Russell 2000 Index.  The Fund’s benchmark changed to the Russell 3000 Growth Index upon implementation of the Fund’s new investment program, which changed the Fund’s strategies and risks.  These indexes are unmanaged and include reinvested dividends and/or distributions, but do not reflect deduction for fees, expenses or taxes.  It is not possible to invest directly in an index.

Purchases

Procedures to purchase shares of the Funds are identical.  Shares of each Fund are sold on a continuous basis at net asset value with no sales charges.  The net asset value of shares of each Fund is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m., Eastern time) each day the NYSE is open.  The NYSE is closed on weekends and national holidays.  The initial and additional investment minimums are the same for each Fund: the minimum amount for initial investment is $10,000, and the minimum amounts required for additional investments are $1,000.  These minimums may be waived for qualified retirement plans.  A New Account Application must be completed to open an account.  If you buy shares through a broker-dealer, financial institution or other provider, their policies and fees may differ from those of the Funds, and the intermediary may charge a fee for its services.  See “Embarcadero Funds – Your Investment” and “Embarcadero Funds – Other Purchase, Redemption and Exchange Policies” in the Funds’ Prospectus for more information about purchasing shares of the Funds.

Exchange Privileges

Procedures to exchange shares of the Funds are identical.  Shares of a Fund may be exchanged on any business day at their net asset value for shares of one or more of the other Funds.  An exchange is treated as a sale and purchase for federal income tax purposes; accordingly, you may realize a capital gain or loss.  Shares from an existing account are redeemed at the next net asset value calculated after the Funds receive your instructions in “good order.”  See “Embarcadero Funds – Your Investment” and “Embarcadero Funds – Other Purchase, Redemption and Exchange Policies” in the Funds’ Prospectus for more information about exchanging shares of the Funds.

Redemption Procedures

Rights and procedures to redeem shares in the Funds are identical.  Shares of each Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after a redemption request is received in good order.  Prices for shares of each Fund are usually calculated as of 4:00 p.m., Eastern time.  If a shareholder redeems shares through a third party, the broker-dealer, financial institution or other service provider may charge a fee to redeem the shares.   See “Embarcadero Funds – Your Investment” and “Embarcadero Funds – Other Purchase, Redemption and Exchange Policies” in the Funds’ Prospectus for more information about redeeming shares of the Funds.

Dividends and Other Distributions

Each Fund intends to pay dividends from net investment income, if any, and to distribute net realized capital gains and net gains from foreign currency transactions, if any, at least annually.  Each Fund will reinvest these dividends and other distributions in additional Fund shares unless you request otherwise in writing to the Fund.

Whether you receive dividends and other distributions in cash or reinvest them, they are generally subject to federal income tax.  In February of each year your Fund will give you an annual statement about the tax treatment of dividends and other distributions you received or reinvested during the previous year.  Because everyone’s tax situation is unique, and state and local law may also affect you, the Company strongly suggests you consult your tax adviser.  See “Dividends, other Distributions and Taxes” in the Funds’ Prospectus for more information.

Federal Income Tax Consequences

Neither the Funds nor their shareholders are expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganizations.  See “Information Relating to the Reorganizations – Federal Income Tax Consequences,” below.

COMPARISON OF PRINCIPAL RISK FACTORS

The Acquiring Funds, which invest in a wide range of instruments, markets and asset classes in the U.S. and outside the U.S., including emerging markets, are subject to a number of risks.  Because the Acquiring Funds have the same investment program as the Absolute Return Fund and the Market Neutral Fund, the principal risks of these Funds are the same.  Because the investment program of the All-Cap Growth Fund (which would become the Market Neutral Fund) is substantially similar to the investment program of the Alternative Strategies Fund, its principal risks are substantially similar.  The primary difference is that whereas the Alternative Strategies Fund is subject to various risks indirectly by virtue of its investments in other funds, the All-Cap Growth Fund (as the Market Neutral Fund) would be subject to the same risks directly.   In addition, the All-Cap Growth Fund (as the Market Neutral Fund) could have less exposure to general market movements than the Alternative Strategies Fund since the All-Cap Growth Fund would expect to have approximately equal long and short positions, whereas the Alternative Strategies Fund, through the underlying funds it invests in, may have net long or short exposures at any given time.

Below are the principal risks of the Small-Cap Growth Fund and All-Cap Growth Fund, if shareholders of those Funds approve a new advisory agreement for their Fund.

SMALL-CAP GROWTH FUND

(TO BE RENAMED ABSOLUTE RETURN FUND)

Market Risk:  The prices of securities rise and fall as market and economic conditions change.  The Fund’s investments are particularly volatile.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.  Investment strategies that have historically been non-correlated or have demonstrated low correlations to one another or to world financial market indices may become correlated at certain times and, as a result, may cease to function as anticipated.  The value of your Fund shares will fluctuate and you could lose money, especially when the Fund’s investments are concentrated in particular holdings.

Management Risk:  The Subadvisers may select securities that underperform the stock market or other funds with similar investment objectives and strategies.  VWCM may select Subadvisers or underlying funds that underperform.  VWCM’s allocations or decisions may not anticipate market trends successfully.  In addition, because each Subadviser makes investment decisions independently, it is possible that the Subadvisers’ security selection processes will not complement each other.  This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.  Further, the Fund’s exposure to certain strategies, securities or industries could be smaller or larger than would be the case if the Fund were managed by a single adviser.

Aggressive Investment Risks:  The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivatives transactions.  Subadvisers may use these strategies for both hedging and non-hedging purposes.  The Subadvisers may not be successful in using these strategies, which could result in significant losses.

Derivatives Risk:  The Fund may invest in derivative instruments, which are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.  Derivatives can be volatile, with sudden and unpredictable changes in price or liquidity, and may result in investment losses greater than their cost would suggest.  This means that a small investment in a derivative could have a large potential impact on the performance of the Fund.  Derivatives involve significant risk, depending on the type of derivative, including counterparty risk, credit risk, currency risk, leverage risk, liquidity risk or basis risk.  In particular, derivatives such as “synthetic options” and other types of options or futures, swap agreements, derivatives written by or privately negotiated with financial intermediaries, and any other derivative traded over the counter, are subject to the risk that the counterparty to the transaction is unable or unwilling to perform its obligations when they become due.  In some cases, the Fund may make periodic payments that it cannot recover.

Leverage Risk:  Leverage transactions, including borrowing money, selling securities short, lending portfolio securities, entering into reverse repurchase agreement, and investing in certain derivatives, create the risk of magnified capital losses.  The use of leverage may increase (or decrease) the Fund’s return when the Fund earns a greater (or lesser) return on leveraged investments than the cost of the leverage.  The effect of leverage on the Fund’s returns may be magnified by market movements or changes in the cost of leveraging.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield on leveraged investments to change in a manner that is unfavorable for the Fund.  In an extreme case, the Fund’s current investment income may not be sufficient to meet the interest expense of leveraging, and it may be necessary for the Fund to liquidate certain of its investments at an inopportune time.  Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used.  The Fund will, where required, reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Short Selling Risk:  The Fund may hold securities long and short.  The Fund may not always be able to borrow a security or close out a short position at a favorable price, and may have to sell long positions at unfavorable prices to cover short positions.  The Fund will lose money from a short sale if the price of the security increases between the date of the short sale and the date when the Fund replaces the borrowed security.  The potential loss is theoretically unlimited.  Also, the Fund may have to pay a premium, dividend or interest to borrow a security.

Market-Neutral Investing Risk:  Some Subadvisers employ a market-neutral strategy, meaning they take long and short positions in different stocks to try and protect the Fund from general market movements.  The long positions could decrease in value at the same time the securities sold short increase in value, increasing the potential for loss.  The strategy may not work as intended, and investments that historically have not been correlated may become correlated at certain times, including during a liquidity crisis in global financial markets.

Merger Arbitrage Risk:  Some Subadvisers may use merger arbitrage strategies, which involve purchasing shares of an announced acquisition target or shorting shares of the acquiring company.  If the acquisition is not completed, the Fund may realize losses on both positions.

Event-Driven Strategies Risk:  Special situations and event-driven strategies are inherently speculative in nature.  Investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about the likelihood of a corporate event and its impact on a company, and any Subadviser may make inaccurate predictions.  The anticipated event and/or impact of the event may never be realized and losses may result.  A contemplated corporate transaction may never occur, may take more time than is expected or may result in the distribution of a new, less valuable security in place of the security (or derivative) purchased by the Fund.  If a transaction does not occur, the Fund may have to sell securities purchased pursuant to this strategy at a loss.  Any investment made pursuant to this strategy is subject to the risk of complete loss.  In addition, the result of these strategies may be expected to fluctuate from period to period; thus, the results generated by the strategy in one period will not necessarily be indicative of the results that may be expected from the strategy in future periods.

Distressed Securities Risk:  The Fund may purchase securities of distressed companies, which could involve legal difficulties and negotiations with creditors and other company claimants.  Securities of distressed companies are generally illiquid, and there can be a significant time lag between investing and receiving proceeds from the investment, if at all.  During this time, the Fund may incur costs monitoring the investment and protecting the value of its claim.

Interest Rate Risk:  The value of the Fund’s investments may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities that the Fund holds.  The effect is usually more pronounced for debt securities with longer dates to maturity.

Credit Risk:  The Fund may invest in debt obligations, which are generally subject to the risk that the issuer is unable to make principal and interest payments when they are due.  Non-investment grade debt, also known as “junk bonds,” have a higher risk of default and are generally less liquid than higher-rated securities.  The Fund may also invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”).  CMOs and CDOs are each divided into classes, which are referred to as “tranches.”  Certain such tranches have priority over other tranches.  With respect to CMOs, each tranche’s priority is generally with respect to payment of principal.  With respect to CDOs, each tranche’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranche until all other tranches with earlier maturity or distribution dates have been paid in full.  The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuer’s securities when interest rates decline, which can shorten the maturity of the security and reduce the Fund’s return.  Issuers may also prepay their obligations on fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Liquidity Risk:  The Fund may invest in illiquid and restricted securities.  Such securities may have limitations on resale, and the Fund may have to register a restricted security in order to dispose of it, resulting in expense and delay.  Restricted and illiquid securities are extremely difficult to value and are not subject to disclosure or other investor protection requirements.  The Fund may not be able to dispose of restricted or illiquid securities promptly and/or may only be able to do so at substantial discounts.  As a result, the Fund may experience difficulty satisfying redemption requests.  Significant positions in other instruments, including those in which there is low trading volume, also may be difficult for the Fund to liquidate and result in losses for the Fund.  The Fund may not purchase a security if such purchase would cause 15% or more of its total assets to be invested in illiquid securities.

Restricted Securities Risk:  Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the Subadviser considers it desirable to do so and/or may have to sell the security at a lower price.  In addition, transaction costs may be higher for 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop.  A restricted security that when purchased was liquid in the institutional market may subsequently become illiquid.

Foreign Securities Risk:  The Fund may invest in foreign securities and depositary receipts relating to foreign securities.  Investments in foreign markets involve significant political, regulatory and economic risks, including changes in U.S. and foreign laws relating to foreign investment.  Risks may include changes in foreign currency exchange rates or controls, which could cause the value of the Fund’s securities to decrease depending on foreign exchange rates.  Other risks include trading, settlement, custodial and other operational risks, differences in accounting standards and policies and in the type and nature of disclosures required, withholding or other taxes, and limitations on repatriation of invested capital.  All of these factors could make foreign securities less liquid, more volatile and harder to value than U.S. securities.   These risks are higher in developing countries.

Market Capitalization Risk:  The Fund may invest in small- and mid-sized companies.  The prices of small companies’ securities are generally more volatile than the prices of large companies’ securities.  This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management.  Also, there may be less information available about these companies, and they may be more difficult to value.  Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the Fund’s securities may be difficult to sell at the time or price desired.

Swap Contract Risks:  The Fund may engage in interest rate, currency, equity and credit default swaps (“CDS”), and related instruments, which require a Subadviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer.  Such forecasting is inherently difficult and entails investment risk.  The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it.  In addition, each swap exposes the Fund to counterparty risk, and a Subadviser may concentrate any or all of its swap transactions, including CDS, in a single counterparty or small group of counterparties.  If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in such pursuit.  The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract.

Convertible Security Risks:  Convertible securities entail some of the risks of both equity and debt securities.  While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income from or a decline in the market value of the securities.  In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks.  The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Subadviser.

Registered Investment Company Risk:  You can invest directly in the underlying funds selected by VWCM, including the Market Neutral Fund.  By investing in the underlying funds indirectly through the Fund, you pay both your share of the Fund’s expenses (including operating costs and advisory and administrative fees) and the similar expenses of the underlying funds.  Similarly, you pay your share of the Fund’s expenses related to distributing the Fund’s shares, and the similar distribution expenses of the underlying funds.  Also, in purchasing shares of the underlying funds, the Fund may pay sales charges, or brokerage commissions.  While the Fund seeks to minimize these charges, they can reduce the Fund’s investment results.

ETF Risk:  ETFs trade on securities exchanges, so the market price of ETFs may not correspond exactly with their net asset values.  The market price of an ETF’s shares will generally fluctuate with changes in the market value of its holdings as well as the relative supply and demand for the shares.  The trading price of an ETF’s shares may deviate significantly from its net asset value during periods of market volatility.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund.  This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund holding more securities.  Therefore, the Fund’s value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.

Industry Concentration Risk:  Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry.  Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.  The Fund’s investments in multiple companies in a particular industry increase the Fund’s exposure to risks of the particular industry and may increase the Fund’s volatility.

Portfolio Turnover Risk :  As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling securities than it otherwise would.  High portfolio turnover could result in increased realized gains to shareholders.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

ALL-CAP GROWTH FUND

(TO BE RENAMED MARKET NEUTRAL FUND)

Market Risk:  The prices of securities rise and fall as market and economic conditions change.  The Fund’s investments are particularly volatile.  Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.  Investment strategies that have historically been non-correlated or have demonstrated low correlations to one another or to world financial market indices may become correlated at certain times and, as a result, may cease to function as anticipated.  The value of your Fund shares will fluctuate and you could lose money, especially when the Fund’s investments are concentrated in particular holdings.

Management Risk:  The Subadvisers may select securities that underperform the stock market or other funds with similar investment objectives and strategies.  VWCM may select Subadvisers or underlying funds that underperform.  VWCM’s allocations or decisions may not anticipate market trends successfully.  In addition, because each Subadviser makes investment decisions independently, it is possible that the Subadvisers’ security selection processes will not complement each other.  This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.  Further, the Fund’s exposure to certain strategies, securities or industries could be smaller or larger than would be the case if the Fund were managed by a single adviser.

Aggressive Investment Risks:  The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivatives transactions.  Subadvisers may use these strategies for both hedging and non-hedging purposes.  The Subadvisers may not be successful in using these strategies, which could result in significant losses.

Derivatives Risk:  The Fund may invest in derivative instruments, which are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate.  Derivatives can be volatile, with sudden and unpredictable changes in price or liquidity, and may result in investment losses greater than their cost would suggest.  This means that a small investment in a derivative could have a large potential impact on the performance of the Fund.  Derivatives involve significant risk, depending on the type of derivative, including counterparty risk, credit risk, currency risk, leverage risk, liquidity risk or basis risk.  In particular, derivatives such as “synthetic options” and other types of options or futures, swap agreements, derivatives written by or privately negotiated with financial intermediaries, and any other derivative traded over the counter, are subject to the risk that the counterparty to the transaction is unable or unwilling to perform its obligations when they become due.  In some cases, the Fund may make periodic payments that it cannot recover.

Leverage Risk:  Leverage transactions, including borrowing money, selling securities short, lending portfolio securities, entering into reverse repurchase agreement, and investing in certain derivatives, create the risk of magnified capital losses.  The use of leverage may increase (or decrease) the Fund’s return when the Fund earns a greater (or lesser) return on leveraged investments than the cost of the leverage.  The effect of leverage on the Fund’s returns may be magnified by market movements or changes in the cost of leveraging.  Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield on leveraged investments to change in a manner that is unfavorable for the Fund.  In an extreme case, the Fund’s current investment income may not be sufficient to meet the interest expense of leveraging, and it may be necessary for the Fund to liquidate certain of its investments at an inopportune time.  Leverage may exaggerate the effect of a change in the value of the Fund’s portfolio securities, causing the Fund to be more volatile than if leverage was not used.  The Fund will, where required, reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.

Short Selling Risk:  The Fund may hold securities long and short.  The Fund may not always be able to borrow a security or close out a short position at a favorable price, and may have to sell long positions at unfavorable prices to cover short positions.  The Fund will lose money from a short sale if the price of the security increases between the date of the short sale and the date when the Fund replaces the borrowed security.  The potential loss is theoretically unlimited.  Also, the Fund may have to pay a premium, dividend or interest to borrow a security.

Market-Neutral Investing Risk:  The Subadvisers employ a market-neutral strategy, meaning they take long and short positions in different stocks to try and protect the Fund from general market movements.  The long positions could decrease in value at the same time the securities sold short increase in value, increasing the potential for loss.  The strategy may not work as intended, and investments that historically have not been correlated may become correlated at certain times, including during a liquidity crisis in global financial markets.

Merger Arbitrage Risk:  Some Subadvisers may use merger arbitrage strategies, which involve purchasing shares of an announced acquisition target or shorting shares of the acquiring company.  If the acquisition is not completed, the Fund may realize losses on both positions.

Event-Driven Strategies Risk:  Special situations and event-driven strategies are inherently speculative in nature.  Investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about the likelihood of a corporate event and its impact on a company, and any Subadviser may make inaccurate predictions.  The anticipated event and/or impact of the event may never be realized and losses may result.  A contemplated corporate transaction may never occur, may take more time than is expected or may result in the distribution of a new, less valuable security in place of the security (or derivative) purchased by the Fund.  If a transaction does not occur, the Fund may have to sell securities purchased pursuant to this strategy at a loss.  Any investment made pursuant to this strategy is subject to the risk of complete loss.  In addition, the result of these strategies may be expected to fluctuate from period to period; thus, the results generated by the strategy in one period will not necessarily be indicative of the results that may be expected from the strategy in future periods.

Distressed Securities Risk:  The Fund may purchase securities of distressed companies, which could involve legal difficulties and negotiations with creditors and other company claimants.  Securities of distressed companies are generally illiquid, and there can be a significant time lag between investing and receiving proceeds from the investment, if at all.  During this time, the Fund may incur costs monitoring the investment and protecting the value of its claim.

Interest Rate Risk:  The value of the Fund’s investments may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities that the Fund holds.  The effect is usually more pronounced for debt securities with longer dates to maturity.

Credit Risk:  The Fund may invest in debt obligations, which are generally subject to the risk that the issuer is unable to make principal and interest payments when they are due.  Non-investment grade debt, also known as “junk bonds,” have a higher risk of default and are generally less liquid than higher-rated securities.  The Fund may invest in collateralized mortgage obligations (“CMOs”) or collateralized debt obligations (“CDOs”).  CMOs and CDOs are each divided into classes, which are referred to as “tranches.”  Certain such tranches have priority over other tranches.  With respect to CMOs, each tranche’s priority is generally with respect to payment of principal.  With respect to CDOs, each tranche’s priority is generally with respect to the payment of cash flows to investors, and no payment of principal will be made on any tranche until all other tranches with earlier maturity or distribution dates have been paid in full.  The CDO investor’s interest in the cash flows of the investment, rather than in its underlying assets, differentiates the CDO from a CMO.  Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuer’s securities when interest rates decline, which can shorten the maturity of the security and reduce the Fund’s return.  Issuers may also prepay their obligations on fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Liquidity Risk:  The Fund may invest in illiquid and restricted securities.  Such securities may have limitations on resale, and the Fund may have to register a restricted security in order to dispose of it, resulting in expense and delay.  Restricted and illiquid securities are extremely difficult to value and are not subject to disclosure or other investor protection requirements.  The Fund may not be able to dispose of restricted or illiquid securities promptly and/or may only be able to do so at substantial discounts.  As a result, the Fund may experience difficulty satisfying redemption requests.  Significant positions in other instruments, including those in which there is low trading volume, also may be difficult for the Fund to liquidate and result in losses for the Fund.  The Fund may not purchase a security if such purchase would cause 15% or more of its total assets to be invested in illiquid securities.

Restricted Securities Risk:  Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A restricted security carries the risk that the Fund may not be able to sell the security when the Subadviser considers it desirable to do so and/or may have to sell the security at a lower price.  In addition, transaction costs may be higher for 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop.  A restricted security that when purchased was liquid in the institutional market may subsequently become illiquid.

Foreign Securities Risk:  The Fund may invest in foreign securities and depositary receipts relating to foreign securities.  Investments in foreign markets involve significant political, regulatory and economic risks, including changes in U.S. and foreign laws relating to foreign investment.  Risks may include changes in foreign currency exchange rates or controls, which could cause the value of the Fund’s securities to decrease depending on foreign exchange rates.  Other risks include trading, settlement, custodial and other operational risks, differences in accounting standards and policies and in the type and nature of disclosures required, withholding or other taxes, and limitations on repatriation of invested capital.  All of these factors could make foreign securities less liquid, more volatile and harder to value than U.S. securities.   These risks are higher in developing countries.

Market Capitalization Risk:  The Fund may invest in small- and mid-sized companies.  The prices of small companies’ securities are generally more volatile than the prices of large companies’ securities.  This is because small companies may be more reliant on a few products, services or key personnel, and can be riskier than larger companies with more diverse product lines and management.  Also, there may be less information available about these companies, and they may be more difficult to value.  Because smaller companies may have fewer shares of stock outstanding or their shares trade less frequently, some of the Fund’s securities may be difficult to sell at the time or price desired.

Swap Contract Risks:  The Fund may engage in interest rate, currency, equity and credit default swaps (“CDS”), and related instruments, which require a Subadviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit event for a securities issuer.  Such forecasting is inherently difficult and entails investment risk.  The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions.  There is no guarantee that the Fund will be able to eliminate its exposure under an outstanding swap by entering into an offsetting swap, and the Fund may not assign a swap without the consent of the counterparty to it.  In addition, each swap exposes the Fund to counterparty risk, and a Subadviser may concentrate any or all of its swap transactions, including CDS, in a single counterparty or small group of counterparties.  If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in such pursuit.  The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract.

Convertible Security Risks:  Convertible securities entail some of the risks of both equity and debt securities.  While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income from or a decline in the market value of the securities.  In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks.  The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody’s or S&P or a similar determination of creditworthiness by a Subadviser.

Registered Investment Company Risk:  You can invest directly in the underlying funds selected by VWCM.  By investing in the underlying funds indirectly through the Fund, you pay both your share of the Fund’s expenses (including operating costs and advisory and administrative fees) and the similar expenses of the underlying funds.  Similarly, you pay your share of the Fund’s expenses related to distributing the Fund’s shares, and the similar distribution expenses of the underlying funds.  Also, in purchasing shares of the underlying funds, the Fund may pay sales charges, or brokerage commissions.  While the Fund seeks to minimize these charges, they can reduce the Fund’s investment results.

ETF Risk:  ETFs trade on securities exchanges, so the market price of ETFs may not correspond exactly with their net asset values.  The market price of an ETF’s shares will generally fluctuate with changes in the market value of its holdings as well as the relative supply and demand for the shares.  The trading price of an ETF’s shares may deviate significantly from its net asset value during periods of market volatility.

Non-Diversification Risk:  The Fund is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than a diversified fund.  This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund holding more securities.  Therefore, the Fund’s value may fluctuate more, and it could incur greater losses, than if it had invested in a larger number of stocks.

Industry Concentration Risk:  Because the Fund holds a smaller number of individual securities, it may, from time to time, concentrate holdings in a particular industry.  Securities of companies in the same industry may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments.  The Fund’s investments in multiple companies in a particular industry increase the Fund’s exposure to risks of the particular industry and may increase the Fund’s volatility.

Portfolio Turnover Risk :  As a result of the Fund being likely to have an annual portfolio turnover rate over 100%, the Fund will incur greater transaction costs for buying and selling securities than it otherwise would.  High portfolio turnover could result in increased realized gains to shareholders.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

INFORMATION RELATING TO THE REORGANIZATIONS

Description of the Reorganization Plan

The Board, on behalf of each Fund, has approved the Reorganization Plan.  The Reorganization Plan provides that each Acquiring Fund will acquire the assets and assume the liabilities of the corresponding Acquired Fund(s).  The following description is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A.

The Reorganization Plan provides the details of the Reorganizations.  In essence, if the shareholders of an Acquired Fund approve the Reorganization Plan for their Fund, its Reorganization will involve three steps:

•

First, the Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund.  In exchange, the Acquired Fund will receive shares of the Acquiring Fund with a total net asset value equal to the total net asset value of the Acquired Fund shares calculated as of the close of business on the Closing Date.  The Acquiring Fund also will assume all of the Acquired Fund’s liabilities.

•

Second, the Acquiring Fund, through its transfer agent, will open an account, if one does not already exist, for each shareholder of the Acquired Fund and will credit each such new account or existing account with shares of the Acquiring Fund in an amount equal in total net asset value to the total net asset value of the Acquired Fund shares that an Acquired Fund shareholder owned on the Closing Date.

•

Third, the Acquired Fund will terminate shortly afterwards.

In addition, at or immediately before the close of business (4:00 p.m., Eastern time) on the Closing Date (“Effective Time”), each Acquired Fund will, if necessary to continue to qualify for treatment as a regulated investment company for federal tax purposes, declare and pay a distribution to its shareholders so it will have distributed substantially all (at least 98%) of its (a) investment company taxable income (computed without regard to any deduction for dividends paid), and (b) net capital gain (after reduction by any capital loss carryover), for prior taxable years and the current taxable year through the Effective Time.

On the Closing Date, the shareholders of each Acquired Fund will receive shares of the corresponding Acquiring Fund with a total net asset value equal to the total net asset value of their Acquired Fund shares.  Because each Acquired Fund is a series of a registered open-end investment company, the shareholders of which can redeem their shares at any time for their net asset value, there are no appraisal rights for shareholders that vote against the Reorganization Plan.

The assets of an Acquired Fund to be acquired by the corresponding Acquiring Fund will consist of all assets and property that the Acquired Fund owns as of immediately after the close of regular trading on the NYSE, and the declaration of any dividends and/or other distributions, on the Closing Date (“Valuation Time”).  An Acquired Fund’s assets and property include all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on the Acquired Fund’s books at the Valuation Time.

It may be necessary or desirable for an Acquired Fund to dispose of a portion of its investment securities prior to completion of its Reorganization or for an Acquiring Fund to dispose of a portion of the investment securities it receives in a Reorganization.  These sales may result in the recognition of net gains for tax purposes that will have to be distributed to, and thus taxed to, shareholders of an Acquired Fund (if they occur on or before the Closing Date) or an Acquiring Fund (if they occur after the Closing Date).  However, because the Acquired Funds primarily hold high quality short-term money market funds or instruments and, in the case of the Alternative Strategies Fund, shares of other funds, transaction costs are not expected to be significant, and the Acquired Funds are not expected to realize capital gains that would have to be distributed to shareholders as a result of the Reorganizations.

Each Acquiring Fund will assume all liabilities of the corresponding Acquired Fund(s).  However, each Acquired Fund will utilize its best efforts to discharge all of its known liabilities that are due prior to the Effective Time.

The value of an Acquired Fund’s assets to be acquired, and the amount of its liabilities to be assumed, by the corresponding Acquiring Fund will be determined as of the Valuation Time in accordance with the valuation procedures described in the Acquiring Fund’s then-current prospectus and statement of additional information.  Securities and other assets for which market quotations are not readily available will be valued by a method that the Board believes accurately reflects fair value.

Because shares of each Acquiring Fund will be issued at net asset value in exchange for the net assets of the corresponding Acquired Fund, a Reorganization will not result in a dilution of the value of any shareholder account.

Any transfer taxes payable upon issuance of Acquiring Fund shares in a name other than that of the registered holder on the corresponding Acquired Fund’s shareholder records as of the Effective Time will be paid by the person to whom those shares are to be issued as a condition of the transfer.  Any reporting responsibility of an Acquired Fund will continue to be its responsibility up to and including the Closing Date and afterwards until it is terminated.

The completion of each Reorganization is subject to certain conditions relating to the Reorganization Plan, including the following:

Approval of the Reorganization Plan by the shareholders of the relevant Acquired Fund;

Receipt of a legal opinion regarding federal income tax consequences of the Reorganization described in the Reorganization Plan; and

Satisfaction of all conditions in the Reorganization Plan.

The completion of a Reorganization is not subject to the approval of the shareholders of an Acquiring Fund.  In addition, none of the Reorganizations is conditioned upon the approval or completion of any other Reorganization.  However, each Reorganization is conditioned on shareholders of the relevant Acquiring Fund approving a new advisory agreement for their Fund that will enable it to implement an investment program that corresponds to the relevant Acquired Fund’s program.

The Company, on behalf of any Fund, may terminate the Reorganization Plan with respect to the Reorganization in which that Fund is involved at or prior to the Effective Time.  The Company may amend the Reorganization Plan in any manner, provided that after the shareholders of an Acquired Fund approve the Reorganization Plan, no amendment may have a material adverse effect on their interests.  Each Acquired Fund will pay the costs associated with its Reorganization incurred prior to the closing of its Reorganization.  Any costs incurred after the closing of a Reorganization will be paid by the corresponding Acquiring Fund.

Reasons for the Reorganizations

The Board has determined that combining the Funds, pursuant to Reorganizations, would better serve shareholders of each Fund.  Some of the potential benefits of the Reorganizations are:

(1) that combining your Fund into the corresponding Acquiring Fund would better serve shareholders by creating a larger Fund that will increase the viability of the combined Funds;

(2) that the investment programs of the Acquiring Funds would be the same as those of the Absolute Return Fund and the Market Neutral Fund, and substantially similar to that of the Alternative Strategies Fund;

(3) that VWCM has agreed to a lower expense limit for the Acquiring Funds, if shareholders of the Acquiring Funds approve a new advisory agreement for their Fund, than currently applicable to your Fund;

(4) that the combination, and other initiatives proposed by the Board, will make the Funds more competitive with other funds with similar objectives, and could further reduce expenses if they attract new investors and asset size increases;

(5) that the combined Fund will have potentially greater investment opportunities and market presence than your Fund;

(6) that the Reorganizations will eliminate some duplicative expenses and can reduce associated operational costs of the Funds; and

(7) that VWCM believes that reducing the number of series of the Embarcadero Funds and streamlining the offerings of the Embarcadero Funds around multi-manager, low market correlation strategies will enable the Funds to present a more consistent message to the marketplace, enabling the Funds to attract new investors.

Board Considerations

In approving the Reorganization Plan and concluding that each Reorganization is in the best interests of the participating Acquired Fund and its shareholders, the Board considered several factors, including:

(1)

the best interests of the Acquired Funds’ shareholders;

(2)

its conclusion that an Acquired Fund’s shareholders’ interests would not be diluted as a result of a Reorganization (the exchanges would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Reorganization);

(3)

its conclusion that, given the small size of the Funds, a combined Fund provides more opportunities to achieve economies of scale for the benefit of shareholders;

(4)

VWCM’s agreement to limit expenses of the Acquiring Funds, if shareholders of the Acquiring Funds approve a new advisory agreement, at a lower limit than currently applicable to the Acquired Funds;

(5)

its conclusion that the combined funds would recognize immediate cost savings by eliminating some duplicative expenses, and that over time the combined Funds would be better positioned to attract new investors to increase in size and reduce expenses;

(6)

the small asset base of each Acquired Fund and its failure to attract new assets, which threatens its continued viability;

(7)

the Funds’ historical performance records, expense ratios, past growth in assets, and the Board’s expectations of their future prospects;

(8)

its conclusion that the Acquiring Funds would be managed by quality subadvisers with strong performance records for other accounts with substantially similar objectives, policies, strategies and risks to those they would utilize for the Acquired Funds;

(9)

that the investment programs and risks of the Acquiring Funds would be the same as the Absolute Return Fund and Market Neutral Fund, and substantially similar to that of the Alternative Strategies Fund;

(10)

the terms and conditions of the Reorganization Plan;

(11)

the expected federal income tax consequences of the Reorganization (which is structured to qualify as a tax-free exchange);

(12)

that the costs of the Reorganizations are to be borne by the Funds; and

(13)

its conclusion that alternatives to the Reorganizations, including liquidation of the Acquired Funds or maintaining the status quo, were less attractive.

Similarly, the Board determined that the Reorganizations would be advantageous to the Acquiring Funds and their shareholders and that the benefits were greater than the costs.  The Board, including the Independent Directors, determined that the interests of the Acquiring Funds shareholders would not be diluted as a result of the proposed Reorganizations.

After consideration of the factors mentioned above and other relevant information, at a meeting held on October 28, 2009, the Board, including the Independent Directors, determined that each Reorganization is in the best interests of the participating Acquired Fund, the corresponding Acquiring Fund and their shareholders and approved the Reorganization Plan and directed that it be submitted to Acquired Fund shareholders for approval.  The Independent Directors were advised by independent counsel in connection with their consideration of the Reorganizations.  The Board, including the Independent Directors, recommends that shareholders vote “FOR” approval of the applicable Reorganization Plan.

Description of the Securities to Be Issued

The Company is an open-end management investment company organized as a Maryland corporation on October 18, 1995.  The Company’s Charter authorizes the Board to issue up to 1,000,000,000 shares of common stock, par value $0.0001 per share.  The common stock is divisible into an unlimited number of “series,” each of which is a separate Fund.  Each share of a Fund represents an equal proportionate interest in that Fund.  Each share of a Fund has equal voting, dividend, distribution and liquidation rights.

The Board may classify or reclassify any unissued series of shares of the Company and may designate or redesignate the name of any outstanding series of shares of the Company.  As a general matter, shares are voted in the aggregate and not by series, except where series voting would be required by Maryland law or the 1940 Act (e.g., a change in investment policy or approval of an investment advisory agreement).  All consideration received from the sale of shares of any series of the Company’s shares, together with all income, earnings, profits and proceeds, would belong to that series and would be charged with the liabilities of that series and of that series’ share of the general liabilities of the Company in the proportion that the total net assets of the series bear to the total net assets of all series of the Company’s shares.  The net asset value of a share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on shares of any series of Common Stock only out of lawfully available assets belonging to that series.  In the event of liquidation or dissolution of the Company, the holders of each series of the Company would be entitled, out of the assets of the Company available for distribution, to the assets belonging to that series.

Shares of the Company have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion.  When issued for payment as described in the Funds’ Prospectus, the Funds’ shares will be fully paid and non-assessable.

Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or the Maryland General Corporation Law (which would be the case for voting on the Reorganization Plan).  Shareholders may not cumulate their votes in the election of directors.  Consequently the holders of more than 50% of the shares of the common stock voting for the election of directors can elect the entire Board of Directors and in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board.

The Maryland Statutes permit registered investment companies, such as the Company, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act.  The Company has adopted the appropriate provisions in its By-Laws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

Federal Income Tax Consequences

The exchange of an Acquired Fund’s assets solely for the corresponding Acquiring Fund’s shares and the latter’s assumption of that Acquired Fund’s liabilities, followed by the distribution of those shares pro rata to that Acquired Fund’s shareholders actually or constructively in exchange for their Acquired Fund shares, is intended to qualify as a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the “Code”).  As a condition to completion of a Reorganization, the Company will receive an opinion from K&L Gates LLP, the Company’s counsel (the “Opinion”), substantially to the effect that -- based on the facts and assumptions stated therein as well as certain representations contained in the Reorganization Plan and, if such counsel requests, made by the Company in a separate letter and conditioned on the Reorganization’s being completed in accordance with the Reorganization Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that such counsel has not approved) -- for federal income tax purposes, with respect to the Reorganization and the Funds participating therein:

(a)

The Reorganization should qualify as a “reorganization” (as defined in section 368(a)(1)(C) of the Code), and each Fund should be “a party to a reorganization” (within the meaning of section 368(b) of the Code);

(b)

The Acquired Fund should recognize no gain or loss on the transfer of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund’s shares and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities or on the subsequent distribution of those shares to the Acquired Fund’s shareholders in exchange for their Acquired Fund shares;

(c)

The Acquiring Fund should recognize no gain or loss on its receipt of the Acquired Fund’s assets in exchange solely for the Acquiring Fund’s shares and its assumption of the Acquired Fund’s liabilities;

(d)

The Acquiring Fund’s basis in each asset it receives from the Acquired Fund should be the same as the Acquired Fund’s basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset should include the Acquired Fund’s holding period therefor (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period);

(e)

An Acquired Fund shareholder should recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the Reorganization; and

(f)

An Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the Reorganization should be the same as the aggregate basis in the Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares should include, in each instance, its holding period for those Acquired Fund shares, provided the shareholder holds them as capital assets at the Effective Time.

Notwithstanding clauses (b) and (d), the Opinion may state that no opinion is expressed as to a Reorganization’s effect on the Funds participating therein or any Acquired Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Capitalization

Absolute Return Fund and Small-Cap Growth Fund

The following tables show the capitalization of Absolute Return Fund and Small-Cap Growth Fund as of June 30, 2009 and the pro forma combined capitalization of these Funds as if the Reorganization had occurred on that date.

	Absolute Return Fund	Small-Cap Growth Fund	Pro Forma Adjustments*	Pro Forma Combined*
Net Assets (000)	$1,988	$9,477	$(26)	$11,439
Net Asset Value per share	$2.98	$1.82		$1.82
Shares Outstanding (000)	666	5,202	412	6,280

*  Assumes the Reorganization was consummated on June 30, 2009 and is for information purposes only.  No assurance can be given as to how many Small-Cap Growth Fund shares will be received by shareholders of Absolute Return Fund on the date the Reorganization takes place, and the tables above should not be relied upon to reflect the number of Small-Cap Growth Fund shares that actually will be received on or after the consummation date.  Assumes estimated Reorganization-related expenses of $26,000 for Absolute Return Fund.

Market Neutral Fund and All-Cap Growth Fund

The following tables show the capitalization of Market Neutral Fund and All-Cap Growth Fund as of June 30, 2009 and the pro forma combined capitalization of these Funds as if the Reorganization had occurred on that date.

	Market Neutral Fund	All-Cap Growth Fund	Pro Forma Adjustments*	Pro Forma Combined*
Net Assets (000)	$1,629	$2,651	$(26)	$4,254
Net Asset Value per share	$4.48	$3.73		$3.73
Shares Outstanding (000)	364	710	66	1,140

*  Assumes the Reorganization was consummated on June 30, 2009 and is for information purposes only.  No assurance can be given as to how many All-Cap Growth Fund shares will be received by shareholders of Market Neutral Fund on the date the Reorganization takes place, and the tables above should not be relied upon to reflect the number of All-Cap Growth Fund shares that actually will be received on or after the consummation date.  Assumes estimated Reorganization-related expenses of $26,000 for Market Neutral Fund.

Alternative Strategies Fund and All-Cap Growth Fund

The following tables show the capitalization of Alternative Strategies Fund and All-Cap Growth Fund as of June 30, 2009 and the pro forma combined capitalization of these Funds as if the Reorganization had occurred on that date.

	Alternative Strategies Fund	All-Cap Growth Fund	Pro Forma Adjustments*	Pro Forma Combined*
Net Assets (000)	$709	$2,651	$(22)	$ 3,338
Net Asset Value per share	$2.67	$3.73		$3.73
Shares Outstanding (000)	266	710	(8 1 )	895

*  Assumes the Reorganization was consummated on June 30, 2009 and is for information purposes only.  No assurance can be given as to how many All-Cap Growth Fund shares will be received by shareholders of Alternative Strategies Fund on the date the Reorganization takes place, and the tables above should not be relied upon to reflect the number of All-Cap Growth Fund shares that actually will be received on or after the consummation date.  Assumes estimated Reorganization-related expenses of $ 22,000 for Alternative Strategies Fund.

Market Neutral Fund, Alternative Strategies Fund and All-Cap Growth Fund

The following tables show the capitalization of Market Neutral Fund, Alternative Strategies Fund and All-Cap Growth Fund as of June 30, 2009 and the pro forma combined capitalization of these Funds as if all Reorganizations had occurred on that date.

	Market Neutral Fund	Alternative Strategies Fund	All-Cap Growth Fund	Pro Forma Adjustments*	Pro Forma Combined (Market Neutral Fund, Alternative Strategies Fund and All-Cap Growth Fund)*
Net Assets (000)	$1,629	$709	$2,651	($ 48 )	$4,941
Net Asset Value per share	$4.48	$2.67	$3.73		$3.73
Shares Outstanding (000)	364	266	710	(1 6 )	1,32 4

*  Assumes the Reorganization was consummated on June 30, 2009 and is for information purposes only.  No assurance can be given as to how many All-Cap Growth Fund shares will be received by shareholders of Market Neutral Fund or Alternative Strategies Fund on the date the Reorganizations take place, and the tables above should not be relied upon to reflect the number of All-Cap Growth Fund shares that actually will be received on or after the consummation date.  Assumes estimated Reorganization-related expenses of $26,000 for Market Neutral Fund and $ 22,000 for Alternative Strategies Fund.

INFORMATION RELATING TO VOTING MATTERS

General Information

The Acquired Funds will solicit proxies by mail.  Certain of the Acquired Funds’ officers and employees may solicit by telephone or personally.  The Acquired Funds will not pay these officers and employees specifically for soliciting proxies.  The Acquired Funds and Acquiring Funds will bear the cost of the Special Joint Meeting, including preparing, assembling and mailing the proxy materials as well as reimbursing brokers and other nominees for their reasonable expenses in communicating with the persons for whom they hold shares of the Acquired Funds.  The cost of soliciting proxies is expected to be between approximately $5,000 and $10,000 for each Fund.  The Acquired Funds have retained the Altman Group, a proxy solicitation firm, to solicit proxies.  To reduce expenses and duplicate mail, the Acquired Funds will send only one copy of this Proxy Statement/Prospectus to each household address (i.e., householding) unless they have received contrary instructions.  If you share an address with another shareholder, but wish to receive a separate copy of this Proxy Statement/Prospectus, please call 1-800-228-2121 and you will be promptly sent a separate copy.

In order to transact business for an Acquired Fund at the Special Joint Meeting, a quorum must be present.  A “quorum” refers to the number of shares that must be in attendance, in person or by proxy, at a meeting to lawfully conduct business.  The presence in person or by proxy of shareholders entitled to cast a majority of the votes entitled to be voted on a proposal will constitute a quorum for the proposal.

The Special Joint Meeting could be adjourned if, for example, a quorum does not exist or if sufficient votes to approve a proposal are not received.  For purposes of any adjournment, proxies will be voted “for” adjournment unless you direct otherwise by writing anywhere on the enclosed proxy that you will vote against any adjournments.  The Special Joint Meeting may be adjourned without notice other than an announcement at the Special Joint Meeting.

If the accompanying form of proxy is executed properly and returned or properly voted over the telephone or the Internet, shares represented by it will be voted at the Special Joint Meeting in accordance with the shareholder’s instructions.  Proxies returned with instructions to withhold authority to vote, broker “non-votes” (meaning a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote the shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or abstentions (proxies marked to indicate the shareholder is abstaining from voting on a particular matter) will be considered present at the Special Joint Meeting for purposes of determining the existence of a quorum for the transaction of business, but will be counted against any proposal that requires the affirmative vote of a specified percentage of shareholders, and thus against the Reorganization Plan.

You may revoke your proxy at any time before it is exercised by giving the Fund’s Secretary written notice of your revocation, by submitting a subsequent proxy or by voting in person at the Special Joint Meeting.  Your attendance at the Special Joint Meeting does not automatically revoke your proxy.

Shareholder Approval

Approval of the Reorganization Plan with respect to an Acquired Fund requires the affirmative vote of two-thirds of its outstanding shares.

Only shareholders of record at the close of business on the Record Date will be entitled to vote at the Special Joint Meeting.  As of the close of business on the Record Date, Absolute Return Fund had [____] shares outstanding, Market Neutral Fund had [____] shares outstanding and Alternative Strategies Fund had [____] shares outstanding.  Each share or fractional share is entitled to one vote or fraction thereof.

Control Persons

Appendix B sets forth those shareholders of record who owned more than 5% of the outstanding shares of Absolute Return Fund, Market Neutral Fund or Alternative Strategies Fund as of the Record Date.  [Each Acquired Fund’s Officers and Directors, as a group, owned less than 1% of the respective Acquired Fund as of the Record Date.]

MISCELLANEOUS

Available Information

The Company and each Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance with these requirements file reports, proxy material and other information with the SEC.  These reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549-9303. Copies of these materials also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures relating to selective disclosure of portfolio holdings is available in the Funds’ SAI and on the Funds’ website.

Legal Matters

Certain legal matters in connection with the issuance of the Acquiring Funds shares as part of the Reorganizations will be passed upon by K&L Gates LLP, 4 Embarcadero Center, San Francisco, California 94111, counsel to the Company.

Financial Information

Each Fund’s financial highlights for the periods ended December 31, 2008 are intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, since inception.  The financial highlights tables are incorporated by reference from the Prospectus.

The audited financial statements of the Acquired Funds and the Acquiring Funds, incorporated by reference in the SAI, have been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, as experts in accounting and auditing, to the extent indicated in its reports thereon which are included in the Annual Report to shareholders of the Embarcadero Funds, Inc. for the fiscal year ended December 31, 2008.

Shareholder Inquiries

Shareholder inquiries may be addressed to the Embarcadero Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning (800) 228-2121.

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SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY CARD(S) AND RETURN IT IN THE ENCLOSED ENVELOPE, OR TO VOTE VIA TELEPHONE BY CALLING THE NUMBER ON YOUR PROXY CARD(S) OR ON THE INTERNET BY VISITING THE WEBSITE ADDRESS IDENTIFIED ON YOUR PROXY CARD(S).

APPENDIX A

Plan Of Reorganization And Termination

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by EMBARCADERO FUNDS, INC., a Maryland corporation (“Company”), on behalf of each of its segregated portfolios of assets (“series”) listed on Schedule A attached to this Plan (“Schedule A”).  (Each series listed under the heading “Targets” on Schedule A is referred to herein as a “Target”; each series listed under the heading “Acquiring Funds” on Schedule A is referred to herein as an “Acquiring Fund”; and each Target and Acquiring Fund is sometimes referred to herein as a “Fund”).  All agreements, covenants, actions, and obligations of each Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of, and all rights and benefits created hereunder in favor of each Fund shall inure to, and shall be enforceable by, the Company acting on its behalf.

The Company is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland and is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company; and each Fund is a duly established and designated series thereof.  The Company sells shares of common stock, par value $0.0001 per share, in the Funds (“shares”) to the public.

The Company wishes to effect three separate reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under that section (“Regulations”)).  Each reorganization will consist of (1) the transfer of all of a Target’s assets to the Acquiring Fund listed on Schedule A opposite its name (“corresponding Acquiring Fund”) -- in the case of Embarcadero All-Cap Growth Fund, two Targets -- in exchange solely for shares in that Acquiring Fund and that Acquiring Fund’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares in that Target and in liquidation thereof, and (3) that Target’s termination (all the foregoing transactions involving each Target and its corresponding Acquiring Fund being referred to herein collectively as a “Reorganization”), all on the terms and conditions set forth herein.  The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.  (For convenience, the balance of this Plan, except paragraph 4.2(i), refers only to a single Reorganization, one Target, and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Funds participating therein.)

The Company’s Board of Directors (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target’s issued and outstanding shares are comprised of one class of shares (“Target Shares”).  Acquiring Fund’s shares are also comprised of one class of shares (“Acquiring Fund Shares”).  The Funds’ shares are identical to each other.

1.

PLAN OF REORGANIZATION AND TERMINATION

1.1

Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund.  In exchange therefor, Acquiring Fund shall –

(a)

issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) Acquiring Fund Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) by the net asset value (“NAV”) (computed as set forth in paragraph 2.2) of an Acquiring Fund Share, and

(b)

assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2

The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books -- Target owns at the Valuation Time (as defined in paragraph 2.1).

1.3

The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Plan.  Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (as defined in paragraph 3.1).

1.4

At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, and (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryover, for prior taxable years and the current taxable year through the Effective Time.

1.5

At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then held of record and in constructive exchange therefor, and will completely liquidate.  That distribution shall be accomplished by the Company’s transfer agent’s opening accounts on Acquiring Fund’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Fund Shares to those newly opened and existing accounts.  Each Shareholder’s newly opened or existing account shall be credited with the respective pro rata number of full and fractional Acquiring Fund Shares due that Shareholder.  The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of Target Shares the Shareholder owned at the Effective Time.  All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records.  Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.6

As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Company and any further actions shall be taken in connection therewith as required by applicable law.

1.7

Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

1.8

Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.

VALUATION

2.1

For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), and the declaration of any dividends and/or other distributions, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Company’s then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

2.2

For purposes of paragraphs 1.1(a) and 3.1, the NAV per Acquiring Fund Share shall be computed at the Valuation Time, using the valuation procedures referred to in paragraph 2.1.  For all other purposes, the NAV of Target Shares or Acquiring Fund Shares shall be computed at the relevant time using those procedures.

2.3

All computations pursuant to paragraphs 2.1 and 2.2 shall be made by the Company’s administrator and shall be subject to confirmation by the Company’s independent registered public accounting firm.

3.

CLOSING AND EFFECTIVE TIME

3.1

Unless the Company determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on _______ __, 2010 (“Effective Time”).  If at the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of either Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Fund’s net assets and/or the NAV per Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.  The Closing shall be held at the Company’s offices or at such other place as the Company determines.

3.2

The Company shall direct the custodian of the Funds’ assets to deliver at the Closing a certificate of an authorized officer stating and verifying that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

3.3

The Company shall direct its transfer agent to deliver at the Closing a certificate of an authorized officer (a) stating that Target’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Shares each Shareholder owns at the Effective Time and (b) as to the opening of accounts on Acquiring Fund’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and a confirmation, or other evidence satisfactory to the Company, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target’s account on those records.

4.

CONDITIONS PRECEDENT

4.1

The Company’s obligation to implement this Plan on Acquiring Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

At the Effective Time, the Company, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted to resale by their terms), and on delivery and payment for the Assets, the Company, on Acquiring Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)

Target is not currently engaged in, and the Company’s adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of any provision of Maryland law, the Articles or the Company’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Company, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Company, with respect to Target or on its behalf, is a party or by which it is bound;

(c)

All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Company, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Company’s knowledge, threatened against the Company, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Company, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or its ability to consummate the transactions contemplated hereby;

(e)

Target’s statement of assets and liabilities (including schedule of investments), statement of operations, and statement of changes in net assets (collectively, “Statements”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2008, have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm (“Tait”), and are in accordance with generally accepted accounting principles consistently applied (“GAAP”); and those Statements and Target’s unaudited financial statements at and for the six months ended June 30, 2009, present fairly, in all material respects, Target’s financial condition at their respective dates in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(f)

Since December 31, 2008, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

(g)

All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records, as provided in paragraph 3.3(a); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(h)

At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by that time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Company’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns;

(i)

Target is a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that will end at the Effective Time), Target has met (or for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (or for that year will be) eligible to and has computed (or for that year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(j)

Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(i); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund’s investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Company believes, based on its review of each Fund’s investment portfolio, that most of Target’s assets are consistent with Acquiring Fund’s current investment objective and policies, both at the date hereof and at the Effective Time, and thus can be transferred to and held by Acquiring Fund;

(k)

At the Effective Time, (1) at least 33⅓% of Target’s portfolio assets will meet Acquiring Fund’s investment objective, strategies, policies, risks, and restrictions, and (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33⅓% threshold;

(l)

Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(m)

At the Effective Time, Target will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(n)

During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax; and

(o)

Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers.

4.2

The Company’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)

Acquiring Fund is not currently engaged in, and the Company’s adoption and performance of this Plan and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Maryland law, the Governing Documents, or any Undertaking to which the Company, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Company, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound;

(c)

No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Company’s knowledge, threatened against the Company, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and the Company, on Acquiring Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund’s business or its ability to consummate the transactions contemplated hereby;

(d)

Acquiring Fund’s Statements at and for the fiscal year(s) ended December 31, 2008, have been audited by Tait and are in accordance with GAAP; and those Statements and Acquiring Fund’s unaudited financial statements at and for the six months ended June 30, 2009, present fairly, in all material respects, Acquiring Fund’s financial condition at their respective dates in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(e)

Since December 31, 2008, there has not been any material adverse change in Acquiring Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

(f)

All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

(g)

At the Effective Time, all Returns of Acquiring Fund required by law to have been filed by that time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Company’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns;

(h)

Acquiring Fund is a “fund” (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for that year will be) eligible to and has computed (or for that year will compute) its federal income tax under section 852; Acquiring Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)

Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, that line of business; and at the Effective Time, (1) at least 33⅓% of Target’s portfolio assets will meet Acquiring Fund’s current investment objective, strategies, policies, risks, and restrictions, and (2) Acquiring Fund intends to change its investment objective, strategies, policies, risks, and restrictions after the Reorganization to mirror those of Target immediately before the Reorganization -- except that, in the case of the Reorganization involving Embarcadero Alternative Strategies Fund and Embarcadero All-Cap Growth Fund, the latter intends to change its investment objective, strategies, policies, risks, and restrictions after the Reorganization to mirror those of Embarcadero Market Neutral Fund (the Target in the other Reorganization involving Embarcadero All-Cap Growth Fund) -- all as disclosed in the Registration Statement (as defined in paragraph 4.3(a));

(j)

Following the Reorganization, Acquiring Fund (1) will continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

(k)

At the Effective Time and at all times thereafter, neither Acquiring Fund nor any person Related to it will have any plan or intention to acquire or redeem -- either directly or through any transaction, agreement, or arrangement with any other person -- any Acquiring Fund Shares issued pursuant to the Reorganization, other than redemptions that Acquiring Fund will make in the ordinary course of its business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act;

(l)

There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a statutory or business trust or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(m)

Acquiring Fund will not own, nor during the five years preceding the Effective Time will it have owned, directly or indirectly, any Target Shares;

(n)

Before or pursuant to the Reorganization, neither Acquiring Fund nor any person Related to it will have acquired Target Shares, directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares;

(o)

Assuming satisfaction of the condition in paragraph 4.1(o), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund’s total assets (excluding cash, cash items, and government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; and

(p)

The Acquiring Fund Shares to be issued and delivered to Target hereunder for the benefit of the Shareholders (1) will have been duly authorized by the Company and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Company.

4.3

The Company’s obligation to implement this Plan on each Fund’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)

No governmental consents, approvals, authorizations, or filings under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court, are required for the Company’s adoption and performance of this Plan, on either Fund’s behalf, except for (1) the Company’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required subsequent to the Effective Time;

(b)

The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)

The Company’s management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

(d)

To the best of the Company’s management’s knowledge, at the record date for Target’s shareholders entitled to vote on approval of this Plan, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at that date;

(e)

The Shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(f)

The fair market value of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

(g)

At the Effective Time, there will be no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

(h)

Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(i)

None of the compensation received by any Shareholder who or that is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder holds; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(j)

Immediately after the Reorganization, the Shareholders will not own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Fund;

(k)

No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(l)

All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Company to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

(m)

At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

(n)

The Company shall have called a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby;

(o)

The Company shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”).  In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Company made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel (collectively, “Representations”).  The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Plan (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved), for federal income tax purposes:

(1)

Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares, should qualify as a “reorganization” (as defined in section 368(a)(1)(C)), and each Fund should be “a party to a reorganization” (within the meaning of section 368(b));

(2)

Target should recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)

Acquiring Fund should recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

(4)

Acquiring Fund’s basis in each Asset should be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for each Asset should include Target’s holding period therefor (except where Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)

A Shareholder should recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

(6)

A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization should be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares should include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and

(p)

Acquiring Fund’s shareholders shall have approved a new advisory agreement for that Fund that will enable it to implement an investment program that corresponds to Target’s.

5.

EXPENSES

All fees payable to governmental authorities for the registration or qualification of the Acquiring Fund Shares distributable hereunder and all transfer agency costs related thereto shall be paid by Acquiring Fund.  Target shall bear all other Reorganization Expenses, including (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Target’s proxy materials and Acquiring Fund’s prospectus and (2) legal, accounting, and securities registration fees.  Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.

TERMINATION

The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

7.

AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.

MISCELLANEOUS

8.1

This Plan shall be construed and interpreted in accordance with the internal laws of the State of Maryland, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2

Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Company (on the Funds’ behalf) and their respective successors and assigns any rights or remedies under or by reason of this Plan.

8.3

Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

SCHEDULE A

TARGETS	ACQUIRING FUNDS
Embarcadero Market Neutral Fund Embarcadero Alternative Strategies Fund	Embarcadero All-Cap Growth Fund
Embarcadero Absolute Return Fund	Embarcadero Small-Cap Growth Fund

APPENDIX B

Shareholder Information

As of [_______] (the “Record Date”), the following shareholders of record owned five percent or more of the outstanding shares of Absolute Return Fund:

[To come]

As of the Record Date, the following shareholders of record owned five percent or more of the outstanding shares of Market Neutral Fund:

[To come]

As of the Record Date, the following shareholders of record owned five percent or more of the outstanding shares of Alternative Strategies Fund:

[To come]

SF-195208 v9

APPENDIX C

Subadvisers

If shareholders of Small-Cap Growth Fund and All-Cap Growth Fund approve a new advisory agreement for their Fund, various subadvisers would provide advisory services to those Funds under their new investment program.  All of the subadvisers noted below were previously approved by shareholders to provide advisory services to the Absolute Return Fund and Market Neutral Fund.  Information about the subadvisers, and the portfolio managers who would be responsible for managing a portion of the Acquiring Funds’ portfolios, appears below.

The subadvisers for the Small-Cap Growth Fund would be:

AlphaStream Capital Management LLC

Sage Capital Management, LLC

TWIN Capital Management, Inc.

Zacks Investment Management

Nakoma Capital Management, LLC

Nicholas Investment Partners, L.P.

Simran Capital Management LLC

Sunnymeath Asset Management, Inc.

SSI Investment Management, Inc.

The subadvisers for the All-Cap Growth Fund would be:

AlphaStream Capital Management LLC

Sage Capital Management, LLC

TWIN Capital Management, Inc.

Zacks Investment Management

ALPHASTREAM CAPITAL MANAGEMENT LLC

AlphaStream Capital Management LLC (“AlphaStream”) was formed in June of 2002 by the former U.S. quantitative equity portfolio management team of Zurich Scudder Investments, Inc. (“ZSI”).  The firm believes in a fundamental quantitative approach that is applied using a strategy that has been researched, tested, and implemented, to balance reward to risk to meet client objectives.

AlphaStream is located at 3404 Mt. Diablo Boulevard, Suite 17, Lafayette, CA 94549 and, as of December 31, 2008, had approximately $48 million in assets under management, of which approximately $27 is in a long/short equity strategy.  AlphaStream was founded by Stephen Marsh and Robert Tymoczko, AlphaStream’s two principals.  Mr. Marsh and Mr. Tymoczko have worked together for 9 years as a team, first for three years as co-heads of U.S. quantitative equities at ZSI and then for 6 years at AlphaStream.

Portfolio Managers

Mr. March and Mr. Tymoczko would serve as portfolio managers.  Their backgrounds appear below:

Stephen Marsh

Mr. Marsh is a founding member of AlphaStream.  Prior to that, Mr. Marsh was the lead portfolio manager at ZSI for tax-managed institutional accounts and co-head of U.S. quantitative equities.  Mr. Marsh previously served in London as Client Service Director and served on the global and the emerging market bond investment policy committees.  He holds an M.Sc. from Strathclyde University, Glasgow and a B.Sc. from Heriot-Watt University, Edinburgh.  He holds the Series 65 NASD license.

Robert Tymoczko

Mr. Tymoczko is a founding member of AlphaStream.  Prior to that, Mr. Tymoczko was the lead portfolio manager at ZSI for enhanced index and small cap mutual funds and co-head of U.S. quantitative equities.  He holds an MBA from the University of Chicago and a BA from Stanford University.  Mr. Tymoczko holds the Series 7 and 63 NASD licenses.

SAGE CAPITAL MANAGEMENT, LLC

Sage Capital Management, LLC (“SCM”) specializes in U.S. convertible arbitrage strategies.  The strategy involves purchasing interest-bearing convertible debentures and high yielding convertible preferred stocks.  These long convertible positions are then hedged against stock market risk by selling short a percentage of the underlying common stock and/or by writing an appropriate number of equity call options.  The firm has managed domestic limited partnership funds open to both individual and institutional investors as well as a number of separately managed accounts for over twenty years.  SCM was founded in 1988 by Peter deLisser for the purpose of investing client capital in convertible arbitrage strategies.  Convertible arbitrage has traditionally been a conservative, low volatility investment strategy, and typically generates higher returns than that offered by fixed income instruments having the same risk profile.

SCM is located at 665 South Orange Avenue, Suite 3, Sarasota, FL 34236.  Assets under management were approximately $100 million as of December 31, 2008.  SCM is wholly owned by Mr. deLisser, Karen Heston and Michael Ippolito, its three principals.

Portfolio Managers

Mr. deLisser, Ms. Heston and Mr. Ippolito would serve as portfolio managers.  Their backgrounds appear below:

Peter deLisser

Mr. deLisser is SCM’s President and Senior Partner.  In 1982, Mr. deLisser participated in the Morgan Stanley Training Program in Securities Trading.  Upon graduation, Mr. deLisser entered the firm’s Convertible Securities department as a sales/trader.  He spent six years marketing convertible securities to major U.S. institutions and was part of the group responsible for investing Morgan Stanley’s proprietary capital in convertible arbitrage strategies.  In April of 1988, Mr. deLisser resigned from Morgan Stanley as a Vice President to create the Sage Capital Limited Partnership Fund.  He is the founder, president and senior partner of SCM.  He received a BA from Brown University in 1973.

Karen Heston

Ms. Heston is SCM’s Vice President and Partner.  In 1981, Ms. Heston participated in the Manufacturers Hanover Trust Company’s Management Credit Training Program.  Upon graduation, she joined the Bank’s Energy Division as a loan credit officer specializing in lending to the oilfield service industry.  In 1985, Ms. Heston transferred to the bank’s Interest Rate Swap department.  In 1990, Ms. Heston joined the Interest Rate Derivatives Group of Security Pacific Merchant Bank.  In 1991 she joined the newly-formed derivatives team of Societe Generale, NY as a Vice President.  Ms. Heston left Societe Generale in April 1993 to join SCM as a portfolio manager.  She received a BA from Middlebury College in 1981 and an MBA from New York University in 1990.

Michael Ippolito

Mr. Ippolito is SCM’s Vice President and Partner.  In 1987, Mr. Ippolito joined a regional Certified Public Accounting firm in the Seattle, WA area, earning his CPA charter while there.  He assisted both public and private corporations in all audit, accounting and tax related matters.  From 1991 to 1999, Mr. Ippolito worked in the wealth management industry as a financial consultant with UBS Financial Services.  He managed capital for wealthy individuals, trusts, estates, corporations and pension plans and consulted in all areas of business and personal financial planning.  He earned his Chartered Financial Analyst (CFA) designation in 1999 and is a board member of the Financial Analysts Society of Tampa Bay.  Mr. Ippolito joined SCM as a portfolio manager in July 1999.  He received a BA from Washington State University in 1986.

TWIN CAPITAL MANAGEMENT, INC.

TWIN Capital Management, Inc. (“TWIN”) focuses on large and mid-cap U.S. equities and has nearly 20 years of long/short management experience.  The firm was founded in 1990 by Geoffrey Gerber, Ph.D., formerly of Mellon Equity Associates, beginning with a long/short, market-neutral strategy.  TWIN is a research-intensive organization, and all of its strategies are driven by models.

TWIN is located at 3244 Washington Road, Suite 202, McMurray, PA 15317.  Assets under management were approximately $563 million as of December 31, 2008.  TWIN is wholly-owned by Mr. Gerber.  Christopher Erfort and James Hough, discussed below, are also senior executive officers of TWIN.

Portfolio Managers

Mr. Gerber and Mr. Erfort would serve as portfolio managers.  Their backgrounds appear below:

Geoffrey Gerber

Mr. Gerber is the President of TWIN.  Having founded TWIN in 1990, Mr. Gerber is the Chief Investment Officer overseeing the entire quantitative investment process and general management of the firm.  He is a specialist in institutional quantitative investment management and is also a faculty member for the Aresty Institute’s Wharton Executive Education Program on Pension Funds and Investment Management.  He also serves as Chair of the Pittsburgh UJF Foundation Investment Committee, Chair of the Burroughs Wellcome Foundation Investment Committee and is a member of the Burroughs Wellcome Foundation Board of Directors.  Mr. Gerber holds a Ph.D. in Finance and Economics from the University of Pennsylvania, and a BA from the State University of New York at Buffalo.

Christopher Erfort

Mr. Erfort is a portfolio manager and equity trader.  He joined TWIN in 1997 and is currently head of equity trading, where he is responsible for trade implementation and measurement, and a portfolio manager, where he co-manages the equity portfolios and is also responsible for the derivative portfolios for the portable alpha overlays.  Mr. Erfort joined TWIN from Federated Investors Fund Controller team.  Prior to Federated, Mr. Erfort worked as a Mellon Trust accountant.  Mr. Erfort holds an MBA from Robert Morris University and a BA from Marietta College, and he is a Chartered Financial Analyst.

ZACKS INVESTMENT MANAGEMENT

Zacks Investment Management (“Zacks”) was established in 1992.  It uses several equity strategies, and provides services to separately managed portfolios, hedge funds and a limited partnership.  It has a history of analytic modeling, which evolved into a heavy focus on fundamentals.  Zacks also performs estimate revision work, which is based on the pattern of earnings estimate revisions.  Ben Zacks initiated the Zacks models and portfolio management techniques upon establishing the firm.

Zacks is located at 100 N. Riverside Plaza, Suite 2200, Chicago, IL 60606.  Assets under management were approximately $1.6 billion as of January 31, 2009.  Zacks is owned by Zacks Investment Research, a corporation, which is wholly owned by Leonard and Ben Zacks.  Mitch Zacks is also an executive officer of Zacks.

Portfolio Managers

Ben Zacks and Ming Fang would serve as portfolio managers.  Their backgrounds appear below:

Ben Zacks

Mr. Zacks founded Zacks in 1992.  Prior to the inception of Zacks, he was one of the two founders of Zacks Investment Research (the parent company) in 1978.  He has supervised the Market Neutral Strategy since inception, or approximately fifteen years, and invests in the strategy.  He also manages the Zacks All Cap Core Strategy.  Mr. Zacks holds a BA from Boston University.

Ming Fang

Mr. Fang has been with Zacks since the beginning of 2008 and has ten years of quantitative research and trading experience.  Most recently, he was a Quantitative Equity Portfolio Manager at Brevan Howard U.S Management, where he managed a market-neutral U.S. equity portfolio.  Prior to that, he was an Associate Director in Quantitative Equity at PartnerRe Asset Management Corporation, where he co-managed a long/short domestic equity portfolio.  Mr. Fang has a Ph.D in Finance from Yale University and a Ph.D in Applied Mathematics from the University of Washington.

NAKOMA CAPITAL MANAGEMENT, LLC

Nakoma Capital Management, LLC (“Nakoma”) uses a strategy that seeks to produce an absolute rate of return commensurate with the stock market with risk levels similar to the bond market.  Nakoma employs a style-agnostic, expectations investment approach that helps in diversification because it seeks to produce returns with low correlation to the stock and bond markets.  Nakoma has been using an expectations investment approach for more than 20 years.  Together, the investment team has over 100 years of combined investment experience.  Securities held in Nakoma portfolios are mainly U.S. stocks of large to medium-size companies and occasionally exchange-traded funds.

Nakoma is located at 8040 Excelsior Drive, Suite 401, Madison, WI 53717.  Assets under management were approximately $212 million as of December 31, 2008.  Nakoma is owned by Dan Pickett, Mark Fedenia, Irwin F. Smith, Joel Kurth and Robyn K. Rannow, who are also Nakoma’s Managing Directors.

Portfolio Managers

If Nakoma is approved as subadviser to the Post-Venture Fund, Dan Pickett, Mark Fedenia, Irwin F. Smith, and Joel Kurth would serve as portfolio managers.  Their backgrounds appear below:

Dan Pickett

Mr. Pickett is a Managing Director and Nakoma’s Chief Investment Officer.  He has over 22 years of investment experience and joined Nakoma in 2002.  Prior to that, he was Managing Director at Southridge Capital Management LLC from 1997 to 2002 and Managing Director at Columbus Circle Investors from 1988 to 1997.  He is a Chartered Financial Analyst.  He received a BBA and MS from the University of Wisconsin-Madison.

Mark Fedenia

Mr. Fedenia is a Managing Director.  He has over 32 years of investment experience and joined Nakoma in 2002.  Prior to that, he was a Director at Southridge Capital Management LLC.  Also, since 1986 he has been a Director of the Applied Security Analysis Program at the University of Wisconsin-Madison.  He received a BS, MS and Ph.D from the University of Wisconsin-Madison.

Irwin F. Smith

Mr. Smith is a Managing Director.  He has over 42 years of investment experience and joined Nakoma in 1999.  Prior to that, he was Executive in Residence, University of Wisconsin-Madison Graduate School of Business from 1998 to 2000.  From 1975 to 1998 he was Chief Executive Officer and Chief Investment Officer at Columbus Circle Investors, and from 1972 to 1975 he was Deputy Treasurer/Chief Investment Officer of the State of Connecticut.  He is a Chartered Financial Analyst.  He received a BS and MBA from the University of Wisconsin-Madison.

Joel Kurth

Mr. Kurth is a Managing Director.  He has over 15 years of investment experience and joined Nakoma in 2008.  Prior to that, he was a Portfolio Manager at Ark Asset Management from 1998 to 2007 and a Securities Analyst at Columbus Circle Investors from 1995 to 1998.  He is a Chartered Financial Analyst.  He received a BBA and MS from the University of Wisconsin-Madison.

NICHOLAS INVESTMENT PARTNERS, L.P.

Nicholas Investment Partners, L.P. (“Nicholas”) is an independent, employee-owned investment management firm specializing in small to mid-cap growth equity and convertibles.  It was founded in 2006 by Catherine Nicholas and Art Nicholas, the original partners of Nicholas-Applegate Capital Management (“NACM”).  Combined, they have over 57 years of experience managing institutional investments across equity markets and other asset classes.  After the expiration of their non-competition agreements related to the sale of NACM, they built the necessary infrastructure to manage equity and convertible strategies for institutional clients, including adding senior investment and client service professionals.  Together, they each have over 20 years average institutional experience, through several market and industry cycles.

Nicholas is located at 6451 El Sicomoro, Rancho Santa Fe, CA 92067.  Assets under management were approximately $149 million as of February 28, 2009.  Catherine Nicholas and Art Nicholas, along with John Wylie, Arthur Gleeson and Laura DeMarco are the principal owners and partners of Nicholas.

Portfolio Managers

Catherine Nicholas and John Wylie would serve as portfolio managers.  Their backgrounds appear below:

Catherine Nicholas

Ms. Nicholas is the Managing Partner and Chief Investment Officer of Nicholas and a Founder of Nicholas in 2006.  From 2002 to 2004 she was a Member of the Executive Committee and U.S. Equity Committee of Allianz Dresdner Asset Management and Lead Portfolio Manager of the Global Select Equity Product of NACM.  Prior to that, she was Partner (through 2001) and Chief Global Investment Officer at NACM from 1997 to 2002 and Partner and Lead Portfolio Manager, U.S. Small and Mini Cap Growth, NACM from 1991 to 1997.  She received a BS and an MBA from the University of Southern California.

John Wiley

Mr. Wiley is a Partner and Portfolio Manager – Convertibles and Convertible Arbitrage at Nicholas since 2007.  Prior to that, he was Co-Founder, Co-Chief Investment Officer and Lead Portfolio Manager at CapitalWorks Investment Partners from 1997 to 2007.  Prior to that, he was Partner and Chief Investment Officer of Investor Services Group at NACM from 1996 to 1997 and Partner and Lead Portfolio Manager, Growth & Income Team at NACM from 1993 to 1996.  He received a BA from Amherst College.

SIMRAN CAPITAL MANAGEMENT LLC

Simran Capital Management LLC (“Simran”) is an asset management firm dedicated to providing asset management for investment strategies in the high yield credit markets.  The Simran professionals have an extensive background in high yield investing, trading, restructuring and bankruptcy advisory, and investment banking.  Simran has developed its Pre-Event Driven Activist Strategy, which employs one of the more risk-averse investment profiles in the asset class, while maintaining a low correlation to equity and debt markets.  The strategy includes a multi-tiered credit research approach, which uses a proprietary statistical model to screen the entire high yield market to identify bonds as rich or cheap.  The managers selectively assemble a portfolio of credits trading below base recovery values, which are carefully generated by using investment banking financial models to identify worst-case scenario valuations in the event of liquidation, restructuring or bankruptcy for each issue in the high yield universe.  Management has combined 30+ years of expertise in intensive credit and valuation analysis as investment bankers, restructuring advisors and traders.

Simran is located at 161 N. Clark Street, 47th Floor, Chicago, IL 60601.  Assets under management were approximately $204 million as of December 31, 2008.  Simran is owned entirely by its employees, and Mesh Tandon and Jon Thomas are the Managing Partners.

Portfolio Managers

Mesh Tandon and Jon Thomas would serve as portfolio managers.  Their backgrounds appear below:

Mesh Tandon

Mr. Tandon is a Managing Partner and President of Simran, and a co-founder.  Mr. Tandon developed and executes the firm’s Pre Event Driven Activist Strategy described above.  Mr. Tandon has approximately 12 years of industry experience, having started his career as an investment banker at Salomon Brothers and JP Morgan Chase.  He also built and managed three different high yield and distressed hedge fund advisory platforms.  In 2001, he introduced an innovative approach to portfolio management by incorporating valuation and recovery analysis into traditional high yield research.  He later became a Managing Director and Partner for Advest, Inc. and RW Pressprich & Co.  Mr. Tandon is NASD Securities Principal Licensed.  Mr. Tandon graduated from the Edgar Bronfman School of Business at McGill University.

Jon M. Thomas

Mr. Thomas is a Managing Partner and Chief Investment Officer of Simran.  Mr. Thomas has approximately 11 years of Wall Street experience, having started his career as an investment banker at JP Morgan Chase.  After that, he was Senior Restructuring Advisor at Crossroads LLC where he advised bondholders, bank groups and companies in distressed situations.  He later became the Head of High Yield & Distressed Research and Senior Vice President at Advest, Inc. and RW Pressprich & Co.  Mr. Thomas is NASD Securities Principal Licensed.  Mr. Thomas graduated from the School of Business at Babson College.

SUNNYMEATH ASSET MANAGEMENT, INC.

Sunnymeath Asset Management, Inc. (“Sunnymeath”) uses strategies that seek to capitalize on market opportunities in a variety of asset classes and sectors.  It was founded in 1996 by James P. O’Mealia, who has over 30 years of investment experience in equity and fixed income securities.  Sunnymeath has significant experience in the energy, utility, metals, materials, retail and industrial sectors, and extensive experience restructuring distressed high yield bond issuers.

Sunnymeath is located at 151 Bodman Place, Suite 100, Red Bank, NJ 07701.  Assets under management were approximately $70 million as of February 28, 2009.  Sunnymeath is wholly owned by Mr. O’Mealia.

Portfolio Managers

James P. O’Mealia would serve as portfolio manager.  His background appears below:

James P. O’Mealia

Mr. O’Mealia is the President, Chief Investment Officer and founder of Sunnymeath.  Prior to founding Sunnymeath in 1996, he most recently served as the Vice-Chief Investment Officer of Fox Asset Management (“Fox”).  At Fox, he managed institutional equity, balanced and fixed income accounts and was a member of the firm's Investment and Management Committees.  He previously acted as a consultant to IBJ Schroder Bank & Trust.  At McGlinn Capital Management, he was Chief Operating Officer and served as a manager of the firm’s equity and high yield investments and directed the firm’s research effort.  He was previously the Vice President in charge of New York Life Insurance Company’s public equity and high yield investments.  Mr. O’Mealia currently serves on the board of the National Association of Petroleum Investment Analysts, and is also a member of the Association for Investment Management and Research, the New York Society of Securities Analysts, the CFA Institute and the Financial Planning Association of New Jersey.  Mr. O’Mealia received a BA from St. Lawrence University.

SSI INVESTMENT MANAGEMENT, INC.

SSI Investment Management, Inc. (“SSI”) was founded in 1973 and uses systematic investment strategies, and it integrates a disciplined quantitative process with fundamental analysis.  SSI has over 36 years of experience, and the senior investment team has worked together for more than 15 years.

SSI’s original vision, when it was founded in 1973, was to develop a strategy that could provide consistent returns irrespective of market movements.  SSI, an innovator in the application of statistical analysis to the stock market, originally created a thirteen-factor quantitative ranking system that led to the launch of the first equity market-neutral strategy in 1974.

Early in SSI’s history, in addition to the long/short equity market-neutral strategy, it tested various other hedging techniques, including hedging bonds, looking for those sustainable strategies that would provide alpha.  In 1994, with the addition of George Douglas (discussed below), SSI added Hedged Convertibles to its product spectrum.

SSI is located at 9440 Santa Monica Boulevard, 8th Floor, Beverly Hills, CA 90210.  Assets under management were approximately $1.1 billion as of March 9, 2009.  SSI is wholly-owned by its employees, and its principals are Amy Jo Gottfurcht, Chairman and Chief Executive Officer, John D. Gottfurcht, President, and George Douglas, Chief Investment Officer.

Portfolio Managers

George Douglas and Alex Volz would serve as portfolio managers.  Their backgrounds appear below:

George Douglas

Mr. Douglas is SSI’s Chief Investment Officer and co-portfolio manager for convertible arbitrage strategies.  He is responsible for the daily management of investment portfolios, serves as the lead portfolio manager of the hedged convertible strategy and oversees SSI’s research process.  He has 31 years of experience in quantitative equity research and portfolio management.  Prior to joining SSI, Mr. Douglas was Director of Quantitative Equity Investments at CS First Boston Asset Management.  He received a BS, MS and MBA from the University of Wisconsin.

Alex Volz

Mr. Volz is a co-portfolio manager for convertible arbitrage strategies at SSI.  He is responsible for analyzing convertible arbitrage opportunities and trading and has 11 years of experience trading convertible securities.  Prior to joining SSI, Mr. Volz was a Junior Partner at Southern Trading Partners, in Atlanta, Georgia.  He received a BA from Vanderbilt University.

PROXY CARD

EMBARCADERO FUNDS, INC.

Absolute Return Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 28, 2010

The undersigned, revoking prior proxies, hereby appoints Jay Jacobs as attorney-in-fact and proxy of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders to be held at 3 Embarcadero Center, Suite 1120, San Francisco, California 94111, on January 28, 2010, at 10:00 a.m., local time, or at any adjournment thereof, upon the proposals described in the Notice of Special Meeting and accompanying Proxy Statement which have been received by the undersigned.

THIS PROXY IS SOLICITED ON BEHALF OF THE COMPANY’S BOARD OF DIRECTORS, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN APPROVED BY THE BOARD OF DIRECTORS.

When properly executed, this proxy will be voted as indicated on the reverse side or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

 Note: Please sign this proxy exactly as your name or names appear hereon.  Each joint owner should sign.  Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

______________________________________________

Signature

Date

__________________________________________________________

Signature (if held jointly)

Date

__________________________________________

Title if a corporation, partnership or other entity

▲  FOLD HERE  ▲

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

Your Control Number:

123456789102

1. Internet:

Log on to www.proxyonline.com.  Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

2. Touchtone Phone:	Simply dial toll-free 1-866-458-9858 and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

To view the proxy material online please go to www.proxyonline.com and enter the control number located in the box above.  You will then be directed to your summary page where you can click to view the proxy statement and card.

TAGID: “TAG ID”

CUSIP: “CUSIP”

EMBARCADERO FUNDS, INC.

Absolute Return Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 28, 2010

YOUR BOARD OF DIRECTORS HAS APPROVED THE PROPOSAL AND RECOMMEND THAT SHAREHOLDERS VOTE IN FAVOR.

PLEASE MARK ONE BOX IN BLUE OR BLACK INK.  Example: ▪

PROPOSAL:

1.

To approve the Reorganization Plan insofar as it relates to Absolute Return Fund and Small-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Absolute Return Fund to, and the assumption of all the liabilities of Absolute Return Fund by, Small-Cap Growth Fund in exchange solely for shares of Small-Cap Growth Fund, (b) the distribution of those Small-Cap Growth Fund shares pro rata to shareholders of the Absolute Return Fund and (c) the termination of Absolute Return Fund shortly afterwards.

FOR	AGAINST	ABSTAIN
□	□	□

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!  PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THANK YOU FOR YOUR CONSIDERATION.

PROXY CARD

EMBARCADERO FUNDS, INC.

 Market Neutral Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 28, 2010

The undersigned, revoking prior proxies, hereby appoints Jay Jacobs as attorney-in-fact and proxy of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders to be held at 3 Embarcadero Center, Suite 1120, San Francisco, California 94111, on January 28, 2010, at 10:00 a.m., local time, or at any adjournment thereof, upon the proposals described in the Notice of Special Meeting and accompanying Proxy Statement which have been received by the undersigned.

THIS PROXY IS SOLICITED ON BEHALF OF THE COMPANY’S BOARD OF DIRECTORS, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN APPROVED BY THE BOARD OF DIRECTORS.

When properly executed, this proxy will be voted as indicated on the reverse side or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

 Note: Please sign this proxy exactly as your name or names appear hereon.  Each joint owner should sign.  Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

______________________________________________

Signature

Date

__________________________________________________________

Signature (if held jointly)

Date

__________________________________________

Title if a corporation, partnership or other entity

▲  FOLD HERE  ▲

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

Your Control Number:

123456789102

1. Internet:

Log on to www.proxyonline.com.  Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

2. Touchtone Phone:	Simply dial toll-free 1-866-458-9858 and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

To view the proxy material online please go to www.proxyonline.com and enter the control number located in the box above.  You will then be directed to your summary page where you can click to view the proxy statement and card.

TAGID: “TAG ID”

CUSIP: “CUSIP”

EMBARCADERO FUNDS, INC.

 Market Neutral Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 28, 2010

YOUR BOARD OF DIRECTORS HAS APPROVED THE PROPOSAL AND RECOMMEND THAT SHAREHOLDERS VOTE IN FAVOR.

PLEASE MARK ONE BOX IN BLUE OR BLACK INK.  Example: [ ]

PROPOSAL:

PLEASE MARK ONE BOX IN BLUE OR BLACK INK.  Example: ▪

PROPOSAL:

1.

To approve the Reorganization Plan insofar as it relates to Market Neutral Fund and All-Cap Growth Fund, each a series of the Company, and the transactions contemplated thereby, including (a) the transfer of all the assets of Market Neutral Fund to, and the assumption of all the liabilities of Market Neutral Fund by, All-Cap Growth Fund in exchange solely for shares of All-Cap Growth Fund, (b) the distribution of those All-Cap Growth Fund shares pro rata to shareholders of the Market Neutral Fund and (c) the termination of Market Neutral Fund shortly afterwards.

FOR	AGAINST	ABSTAIN
□	□	□

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!  PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THANK YOU FOR YOUR CONSIDERATION.

PROXY CARD

EMBARCADERO FUNDS, INC.

Small-Cap Growth Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 28, 2010

The undersigned, revoking prior proxies, hereby appoints Jay Jacobs as attorney-in-fact and proxy of the undersigned, with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders to be held at 3 Embarcadero Center, Suite 1120, San Francisco, California 94111, on January 28, 2010, at 10:00 a.m., local time, or at any adjournment thereof, upon the proposals described in the Notice of Special Meeting and accompanying Proxy Statement which have been received by the undersigned.

THIS PROXY IS SOLICITED ON BEHALF OF THE COMPANY’S BOARD OF DIRECTORS, AND THE PROPOSAL (SET FORTH ON THE REVERSE SIDE OF THIS PROXY CARD) HAS BEEN APPROVED BY THE BOARD OF DIRECTORS.

When properly executed, this proxy will be voted as indicated on the reverse side or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

 Note: Please sign this proxy exactly as your name or names appear hereon.  Each joint owner should sign.  Trustees and other fiduciaries should indicate the capacity in which they sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.

______________________________________________

Signature

Date

__________________________________________________________

Signature (if held jointly)

Date

__________________________________________

Title if a corporation, partnership or other entity

▲  FOLD HERE  ▲

YOUR VOTE IS IMPORTANT, NO MATTER HOW MANY SHARES YOU OWN.  THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER.  PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

Your Control Number:

123456789102

1. Internet:

Log on to www.proxyonline.com.  Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

2. Touchtone Phone:	Simply dial toll-free 1-866-458-9858 and follow the automated instructions. Please have this proxy card available at the time of the call.
3. Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

To view the proxy material online please go to www.proxyonline.com and enter the control number located in the box above.  You will then be directed to your summary page where you can click to view the proxy statement and card.

TAGID: “TAG ID”

CUSIP: “CUSIP”

EMBARCADERO FUNDS, INC.

Small-Cap Growth Fund

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 28, 2010

YOUR BOARD OF DIRECTORS HAS APPROVED THE PROPOSAL AND RECOMMEND THAT SHAREHOLDERS VOTE IN FAVOR.

PLEASE MARK ONE BOX IN BLUE OR BLACK INK.  Example: ▪

PROPOSAL:

1. To approve a new investment advisory agreement for your Fund with Van Wagoner Capital Management, Inc. ("VWCM").

FOR	AGAINST	ABSTAIN
□	□	□

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!  PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THANK YOU FOR YOUR CONSIDERATION.

EMBARCADERO FUNDS, INC.
Small-Cap Growth Fund

All-Cap Growth Fund

3 Embarcadero Center

Suite 1120

San Francisco, California 94111

(800) 228-2121

STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER [XX], 2009

This Statement of Additional Information (“SAI”) relates specifically to the reorganization of the Acquired Funds listed below into the corresponding Acquiring Funds listed below, whereby each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund, and shareholders of the Acquired Fund will receive shares of the Acquiring Fund, in exchange for their shares.

Acquired Fund	Acquiring Fund
Absolute Return Fund	Small-Cap Growth Fund
Market Neutral Fund	All-Cap Growth Fund
Alternative Strategies Fund	All-Cap Growth Fund

This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein:

(1)

The audited financial statements of the Acquired Funds and Acquiring Funds (series of the Embarcadero Funds, Inc.), notes thereto, and the report of Tait, Weller & Baker LLP, independent registered public accounting firm, with respect to such audited financial statements, included in the Annual Report to Shareholders of the Embarcadero Funds, Inc. for the fiscal year ended December 31, 2008.

(2)

The Statement of Additional Information of the Embarcadero Funds, Inc., dated April 27, 2009, as supplemented to date.

This SAI is not a prospectus and should be read only in conjunction with the combined Proxy Statement and Prospectus dated December [XX], 2009 relating to the above-referenced matter.  A copy of the combined Proxy Statement and Prospectus may be obtained by calling the Embarcadero Funds at (800) 228-2121.

Pro Forma Financial Statements (unaudited)

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Schedule of Investments as of June 30, 2009 and the unaudited pro forma condensed Statement of Operations for the twelve-month period ended June 30, 2009 for the Acquired Funds and Acquiring Funds, as adjusted, giving effect to the Reorganization of these Funds.

Embarcadero Funds
Small-Cap Growth Fund
Absolute Return Fund
PRO FORMA
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	Small-Cap	Absolute	Pro Forma		Pro Forma
	Growth Fund	Return Fund	Adjustments		Combined (1)
Assets:
Investments in Securities, at Value
(Cost $8,484,131 and $1,972,786, respectively)	$ 9,315,536	$ 1,972,786	-		$ 11,288,322

Cash	10,000	-	-		10,000
Receivables:
Dividends and Interest	1,071	924	-		1,995
Securities Sold	87,309	-	-		87,309
Prepaid Expenses	316,951	25,739	-		342,690
Total Assets	9,730,867	1,999,449	-		$ 11,730,316
Liabilities:
Payables:
Accrued Management Fees	9,909	2,736	-		12,645
Other Accrued Expenses	57,780	8,925	26,000	(2)	92,705
Securities Purchased	185,797	-	-		185,797
Total Liabilities	253,486	11,661	26,000	(2)	291,147
Net Assets	$ 9,477,381	$ 1,987,788	26,000	(2)	$ 11,439,169

Net Assets Consist of:
Paid In Capital	$ 538,817,877	$ 441,132,236	(26,000)	(2)	$ 979,924,113
Accumulated Undistributed Net Investment Loss	(357,256)	(94,534)	-		(451,790)
Accumulated Realized Loss on Investments	(529,814,644)	(439,049,914)	-		(968,864,558)
Unrealized Appreciation in Value of Investments	831,404	-	-		831,404
Net Assets	$ 9,477,381	$ 1,987,788	(26,000)	(2)	$ 11,439,169
Capital Stock, $0.0001 Par Value
Authorized	100,000,000	100,000,000	-		100,000,000
Issued and Outstanding (A)	5,201,645	666,068	411,837		6,279,550

Net Asset Value and Offering Price Per Share	$ 1.82	$ 2.98			$ 1.82

Short-term Redemption Price Per Share ($2.98 x 0.98), ($1.82 x 0.98) *	$ 1.78	$ 2.92			$ 1.78

(A) Common Shares of Absolute Return Fund are exchanged for Common Shares of Small-Cap Growth Fund to be established upon consummation of the merger.
(1) Small-Cap Growth Fund will be the accounting survivor of the Reorganization.
(2) Adjustment for Reorganization costs.
* The Funds will deduct a 2% redemption fee for redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these pro forma financial statements.

Embarcadero Funds
Small-Cap Growth Fund
Absolute Return Fund
PRO FORMA
Schedule of Investments
June 30, 2009 (Unaudited)

	Small-Cap	Small-Cap	Absolute	Absolute	Pro Forma	Pro Forma
	Growth Fund	Growth Fund	Return Fund	Return Fund	Combined	Combined
	Shares	Market Value	Shares	Market Value	Shares	Market Value
COMMON STOCKS
Consumer Discretionary
Allegiant Travel Company *	4,778	$ 189,400	-	$ -	4,778	$ 189,400
Cabela's, Inc. *	13,302	163,615	-	-	13,302	163,615
Carrols Restaurant Group, Inc. *	25,542	170,110	-	-	25,542	170,110
Central European Distribution Corp. *	6,536	173,662	-	-	6,536	173,662
Domino's Pizza *	25,865	193,729	-	-	25,865	193,729
Group One Automotive, Inc. *	7,852	204,309	-	-	7,852	204,309
Hill International, Inc. *	34,895	150,049	-	-	34,895	150,049
Jack In The Box, Inc. *	15,288	343,216	-	-	15,288	343,216
Limelight Networks, Inc. *	34,895	153,538	-	-	34,895	153,538
Liveperson, Inc. *	178,171	712,684	-	-	178,171	712,684
Melco Crown Entertainment ADR *	20,323	91,454	-	-	20,323	91,454
O'Charleys, Inc. *	27,182	251,434	-	-	27,182	251,434
Papa John's International, Inc. *	5,335	132,255	-	-	5,335	132,255
Penske Auto Group, Inc. *	16,258	270,533	-	-	16,258	270,533
Pinnacle Entertainment, Inc. *	35,311	328,039	-	-	35,311	328,039
		3,528,024		-		3,528,024
Financials
Greenhill & Co., Inc.	3,002	216,774	-	-	3,002	216,774

Healthcare
Mannkind Corp. *	87,756	729,252	-	-	87,756	729,252

Industrial Goods
Granite Construction, Inc.	7,367	245,174	-	-	7,367	245,174
KB Home	12,863	175,966	-	-	12,863	175,966
M/I Homes, Inc. *	9,168	89,755	-	-	9,168	89,755
Meritage Homes Corp.	11,963	225,622	-	-	11,963	225,622
Reliance Steel & Aluminum Co.	10,277	394,534	-	-	10,277	394,534
		1,131,051		-		1,131,051
Materials
Contango Oil & Gas *	9,030	383,685	-	-	9,030	383,685
Horsehead Holding Corp. *	27,043	201,470	-	-	27,043	201,470
International Coal Group, Inc. *	73,878	211,291	-	-	73,878	211,291
Intrepid Potash, Inc. *	11,986	336,567	-	-	11,986	336,567
National Coal Corp. *	66,419	79,039	-	-	66,419	79,039
Olympic Steel, Inc.	21,293	521,040	-	-	21,293	521,040
QuickSilver Resources, Inc. *	16,097	149,541	-	-	16,097	149,541
Terra Nitrogen Company LP	2,702	272,308	-	-	2,702	272,308
		2,154,940		-		2,154,940
Technology
Ciena Corp.	24,133	249,777	-	-	24,133	249,777
Riverbed Technology, Inc. *	8,522	197,625	-	-	8,522	197,625
Skyworks Solutions, Inc. *	18,498	181,095	-	-	18,498	181,095
Tekelec *	10,854	182,673	-	-	10,854	182,673
Transact Technologies, Inc. *	34,087	169,753	-	-	34,087	169,753
Zoran Corporation *	10,947	119,322	-	-	10,947	119,322
		1,100,246		-		1,100,246

TOTAL FOR COMMON STOCKS		$ 8,860,287		$ -		$ 8,860,287

SHORT TERM INVESTMENTS
Fidelity Institutional Money Market Fund		455,249		1,972,786		$ 2,428,035

TOTAL FOR SHORT TERM INVESTMENTS		$ 455,249		$ 1,972,786		$ 2,428,035

TOTAL INVESTMENTS
(Cost $8,484,131 and $1,972,786, respectively)		$ 9,315,536		$ 1,972,786		$ 11,288,322

* Non-income producing securities during the period.
ADR American Depository Receipt
At December 31, 2009, all securities held by Small Cap Growth Fund comply with investment objectives, strategies and restrictions of the Absolute
Return Fund at December 31, 2009.
The accompanying notes are an integral part of these pro forma financial statements.

Embarcadero Funds
Small-Cap Growth Fund
Absolute Return Fund
PRO FORMA
Statements of Operations
June 30, 2009 (Unaudited)

	Small-Cap	Absolute	Pro Forma		Pro Forma
	Growth Fund	Return Fund	Adjustments		Combined (1)
Investment Income:
Dividends	$ 83,254	$ -			$ 83,254
Interest	4,445	9,542	-		13,987
Total Investment Income	87,699	9,542	-		97,241

Expenses:
Advisory Fees	165,931	2,736	75,955	(A)	244,622
Organizational Fees	125,920	-	(125,920)	(C)	-
Administrative Fees	71,174	36,578	-		107,752
Distribution Fees	26,538	2,394	-		28,932
Insurance Fees	239,981	17,624	-		257,605
Transfer Agent and Fund Accounting Fees	147,618	41,958	(2,818)	(B)	186,758
Registration Fees	36,695	-	-		36,695
Miscellaneous Fees	33,443	7,689	-		41,132
Legal Fees	145,985	27,514	-		173,499
Printing and Mailing Fees	68,536	36,155	(1,853)	(B)	102,838
Trustee Fees	53,724	7,457	-		61,181
Custody Fees	12,710	4,932	(1,251)	(B)	16,391
Audit Fees	11,849	4,764	(3,342)	(B)	13,271
Chief Compliance Officer Fees	1,500	1,500	-		3,000
Servicing Account Fees	1,511	341	-		1,852
Total Expenses	1,143,115	191,642	(59,229)		1,275,528
Fees Waived and Reimbursed by the Advisor	(42,120)	(63,269)	(729,810)	(A)	(835,199)
Expenses paid indirectly by brokers	(74,619)	-	-		(74,619)
Net Expenses	1,026,376	128,373	(789,039)		365,710

Net Investment Income (Loss)	(938,677)	(118,831)	789,039		(268,469)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(6,065,210)	318,646	-		(5,746,564)
Net Change in Unrealized Depreciation on Investments	(194,223)	-	-		(194,223)
Net Realized and Unrealized Gain (Loss) on Investments	(6,259,433)	318,646	-		(5,940,787)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (7,198,110)	$ 199,815	$ 789,039		$ (6,209,256)

(A) Adjustment for new advisory agreement
(B) Decrease due to elimination of duplicate expenses achieved by merging the Funds.
(C) Elimination of non-recurring expenses
(1) Small-Cap Fund will be the accounting survivor of the Reorganization.

The accompanying notes are an integral part of these pro forma financial statements.

EMBARCADERO FUNDS

SMALL-CAP GROWTH FUND

ABSOLUTE RETURN FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

1. BASIS OF COMBINATION

At a meeting held on October 28, 2009, the Board of Directors of the Embarcadero Funds, Inc., on behalf of the Small-Cap Growth Fund and Absolute Return Fund, approved an Agreement and Plan of Reorganization and Termination pursuant to which, subject to approval by the shareholders of the Absolute Return Fund, the Absolute Return Fund will transfer all of its assets, subject to its liabilities, to the Small-Cap Growth Fund in exchange for a number of Small-Cap Growth Fund shares equal in value to the assets less liabilities of the Absolute Return Fund (the “Reorganization”).  The Small-Cap Growth Fund shares will then be distributed to the Absolute Return Fund’s shareholders on a pro rata basis, and the Absolute Return Fund will then be terminated.

The Reorganization will be accounted for as a tax-free merger of investment companies.  The accounting survivor in the proposed Reorganization will be the Small-Cap Growth Fund.  The pro forma statements of investments, assets and liabilities and operations give effect to the proposed Reorganization as if such reorganization had taken place on June 30, 2009 and should be read in conjunction with the historical financial statements of the Small-Cap Growth Fund and the Absolute Return Fund included or incorporated by reference in the Statement of Additional Information in the Registration Statement filed on Form N-14, of which the pro forma combined financial statements form a part.  The pro forma combined financial statements are presented as of and for the year ended June 30, 2009 for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred on June 30, 2009.  The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.  Actual results could differ from those estimates.

The Absolute Return Fund will bear the costs of the Reorganization incurred prior to the completion of the Reorganization; the Small-Cap Growth Fund will bear the costs of the Reorganization incurred after the completion of the Reorganization.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Portfolio Valuation:  Securities held by the Funds are valued based on their current market value.  Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded.  Securities for which there were no transactions are valued at the closing bid prices.  Securities sold short for which there were no transactions are valued at the closing ask prices.  Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices.  Otherwise, options are valued at the mean between the current bid and asked prices.  The Funds value debt securities maturing within 60 days at amortized cost.  If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities.  For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value, Van Wagoner Capital Management, Inc. (or independent directors in the case of private equity securities) will determine the security’s fair value.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Security Transactions and Investment Income:  Investment transactions are accounted for on a trade date basis.  Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

EMBARCADERO FUNDS

SMALL-CAP GROWTH FUND

ABSOLUTE RETURN FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Small-Cap Growth Fund’s investments:

Assets ($)	Level 1- Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities	$8,860,287	$0	$0	$8,860,287
Short Term Investments	$455,249	$0	$0	$455,249
Total	$9,315,536	$0	$0	$9,315,536

Refer to the Pro Forma Schedule of Investments of Industry Classifications.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Absolute Return Fund’s investments:

Assets ($)	Level 1- Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities	$0	$0	$0	$0
Short Term Investments	$1,972,786	$0	$0	$1,972,786
Total	$1,972,786	$0	$0	$1,972,786

Refer to the Pro Forma Schedule of Investments of Industry Classifications.

3. CAPITAL SHARES

The pro forma number of shares that would be issued was calculated by dividing the net assets of the Absolute Return Fund on June 30, 2009 by the net asset value per share of the Small-Cap Growth Fund on June 30, 2009. A total of 1,077,905 shares were assumed to be issued in the Reorganization of the Absolute Return Fund.

4. PRO FORMA OPERATING EXPENSES

The accompanying pro forma statement of operations reflects changes in fund expenses as if the Reorganization had taken place as of June 30, 2009.  Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Reorganization, the actual amount of such expenses may differ from the estimates because it is not possible to predict the cost of future operations.

5. MERGER COSTS

Reorganization costs of $26,000 are included in the pro forma statement of assets and liabilities.  These non-recurring costs represent the estimated expenses of the Funds carrying out their obligations under the Reorganization and consist of management’s estimate of legal fees, accounting fees, printing costs, solicitation costs and mailing charges related to the Reorganization.

6. FEDERAL INCOME TAXES

Each Fund intends to comply with the requirements of the Subchapter M of Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. The availability for use of these capital loss carryforwards from the Absolute Return Fund will be limited.

Embarcadero Funds
All-Cap Growth Fund
Market Neutral Fund
Alternative Strategies Fund
PRO FORMA
Statements of Assets and Liabilities
June 30, 2009 (Unaudited)

	All-Cap	Market	Alternative	Pro Forma		Pro Forma
	Growth Fund	Neutral Fund	Strategies Fund	Adjustments		Combined (1)
Assets:
Investments in Securities, at Value
(Cost $2,408,258, $1,616,585 and $703,176, respectively)	$ 2,580,467	$ 1,616,585	$ 706,070	-		$ 4,903,122
Cash	-	-	-	-		-
Receivables:
Dividends and Interest	975	753	147	-		1,875
Securities Sold	-	-	-	-		-
Prepaid Expenses	92,411	22,793	11,189	-		126,393
Total Assets	2,673,853	1,640,131	717,406	-		$ 5,031,390
Liabilities:
Payables:
Accrued Management Fees	2,601	1,442	589			4,632
Other Accrued Expenses	20,421	9,205	7,563	48,000	(2)	85,189
Securities Purchased	-	-	-	-		-
Total Liabilities	23,022	10,647	8,152	48,000	(2)	89,821
Net Assets	$ 2,650,831	$ 1,629,484	$ 709,254	48,000	(2)	$ 4,941,569

Net Assets Consist of:
Paid In Capital	$ 56,196,159	$ 371,224,379	$ 190,344,116	(48,000)	(2)	$ 617,716,654
Accumulated Undistributed Net Investment Loss	(123,948)	(81,984)	(46,796)			(252,728)
Accumulated Realized Loss on Investments	(53,593,589)	(369,512,911)	(189,590,960)	-		(612,697,460)
Unrealized Appreciation in Value of Investments	172,209	-	2,894	-		175,103
Net Assets	$ 2,650,831	$ 1,629,484	$ 709,254	(48,000)	(2)	$ 4,941,569
Capital Stock, $0.0001 Par Value
Authorized	100,000,000	100,000,000	100,000,000	-		100,000,000
Issued and Outstanding (A)	710,284	364,036	265,833	(15,730)		1,324,423

Net Asset Value and Offering Price Per Share	$ 3.73	$ 4.48	$ 2.67			$ 3.73

Short-term Redemption Price Per Share ($3.73 x 0.98),
($4.48 x 0.98%) and ($2.67 x 0.98%) *	$ 3.66	$ 4.39	$ 2.62			$ 3.66

(A) Common Shares of Market Neutral Fund and Alternative Strategies Fund are exchanged for Common Shares of All-Cap Growth Fund in an amount to be established upon consummation of the merger.
(1) All-Cap Growth Fund will be the accounting survivor of the Reorganization.
(2) Adjustment for Reorganization costs.
* The Funds will deduct a 2% redemption fee for redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these pro forma financial statements.

Embarcadero Funds
All-Cap Growth Fund
Market Neutral Fund
Alternative Strategies Fund
PRO FORMA
Schedule of Investments
June 30, 2009 (Unaudited)

	All-Cap	All-Cap	Market	Market	Alternative	Alternative	Pro Forma	Pro Forma
	Growth Fund	Growth Fund	Neutral Fund	Neutral Fund	Strategies Fund	Strategies Fund	Combined	Combined
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
COMMON STOCKS
Consumer Discretionary
Amerisourcebergen Corp.	3,206	$ 56,874	-	$ -	-	$ -	3,206	$ 56,874
Autozone, Inc. *	412	62,257	-	-	-	-	412	62,257
Boyd Gaming Corp. *	3,559	30,252	-	-	-	-	3,559	30,252
Burlington Northern Santa Fe Corp.	354	26,033	-	-	-	-	354	26,033
Chipotle Mexican Grill Class A *	708	56,640	-	-	-	-	708	56,640
Continental Airlines Class B *	577	5,112	-	-	-	-	577	5,112
Goodyear Tire & Rubber Co. *	2,716	30,582	-	-	-	-	2,716	30,582
Guess?, Inc.	1,274	32,844	-	-	-	-	1,274	32,844
Jack In The Box, Inc. *	1,030	23,124	-	-	-	-	1,030	23,124
Papa John's International, Inc. *	933	23,129	-	-	-	-	933	23,129
Penske Auto Group, Inc. *	2,413	40,152	-	-	-	-	2,413	40,152
Pinnacle Entertainment, Inc. *	6,700	62,243	-	-	-	-	6,700	62,243
Sears Holding Corp. *	907	60,334	-	-	-	-	907	60,334
Target Corp.	2,105	83,084					2,105	83,084
Union Pacific Corp.	515	26,811	-	-	-	-	515	26,811
URS Corp. *	1,287	63,732	-	-	-	-	1,287	63,732
		683,203		-		-		683,203
Energy
Acergy, Inc. *	3,802	37,412	-	-	-	-	3,802	37,412

Financials
Fortress Investment Group, LLC. *	6,211	21,242	-	-	-	-	6,211	21,242
Goldman Sachs Group, Inc.	521	76,816	-	-	-	-	521	76,816
JP Morgan Chase & Co	4,119	140,499	-	-	-	-	4,119	140,499
Morgan Stanley	3,347	95,423	-	-	-	-	3,347	95,423
		333,980		-		-		333,980
Industrial Goods
Fluor Corp.	1,551	79,551	-	-	-	-	1,551	79,551
Granite Construction, Inc.	2,388	79,473	-	-	-	-	2,388	79,473
McDermott International, Inc. *	8,553	173,711	-	-	-	-	8,553	173,711
Meritage Homes Corp.	5,413	102,089	-	-	-	-	5,413	102,089
Toll Brothers, Inc.	5,252	89,126	-	-	-	-	5,252	89,126
		523,950		-		-		523,950
Materials
AK Steel Holding Corp.	2,903	55,709	-	-	-	-	2,903	55,709
Contango Oil & Gas	1,957	83,153	-	-	-	-	1,957	83,153
International Coal Group, Inc. *	18,169	51,963	-	-	-	-	18,169	51,963
Kinder Morgan Energy Partners LP	1,242	63,491	-	-	-	-	1,242	63,491
Mosaic Co.	1,165	51,610	-	-	-	-	1,165	51,610
National Coal Corp. *	8,006	9,527	-	-	-	-	8,006	9,527
Potash Corp. of Saskatchewan, Inc. *	663	61,692	-	-	-	-	663	61,692
QuickSilver Resources, Inc. *	4,200	39,018	-	-	-	-	4,200	39,018
		416,163		-		-		416,163
Technology
Adobe Systems, Inc. *	1,969	55,723	-	-	-	-	1,969	55,723
Apple, Inc. *	405	57,684	-	-	-	-	405	57,684
Broadcom Corp. *	1,551	38,449	-	-	-	-	1,551	38,449
Ciena Corp. *	4,512	46,699	-	-	-	-	4,512	46,699
Corning, Inc.	3,070	49,304	-	-	-	-	3,070	49,304
International Business Machines Corp.	676	70,588	-	-	-	-	676	70,588
Qualcomm, Inc.	2,162	97,723	-	-	-	-	2,162	97,723
Taiwan Semiconductor Manufacturing Co. Ltd. *	4,692	44,152	-	-	-	-	4,692	44,152
		460,322		-		-		460,322

TOTAL FOR COMMON STOCKS		$ 2,455,030		$ -		$ -		$ 2,455,030

Mutual Funds
Diamond Hill Long Short Fund Class A *	-	-	-	-	5,190	73,858	5,190	73,858
Gabelli ABC Fund - Advisor Share Class *	-	-	-	-	10,560	100,317	10,560	100,317
J.P. Morgan Market Neutral - A *	-	-	-	-	3,360	50,571	3,360	50,571
Merger Fund (THE) *	-	-	-	-	6,775	101,626	6,775	101,626
Nakoma Absolute Return Fund *	-	-	-	-	2,378	51,522	2,378	51,522
		-		-		377,894		377,894
SHORT TERM INVESTMENTS
Fidelity Institutional Money Market Fund		125,437		1,616,585		328,176		2,070,198

TOTAL FOR SHORT TERM INVESTMENTS		$ 125,437		$ 1,616,585		$ 706,070		$ 2,448,092
(Cost $2,408,258, $1,616,585, $703,176, respectively)

TOTAL INVESTMENTS		$ 2,580,467		$ 1,616,585		$ 706,070		$ 4,903,122

* Non-income producing securities during the period.
ADR American Depository Receipt
At December 31, 2009, all securities held by the All-Cap Growth Fund comply with the investment objectives, strategies and restrictions of the Market Neutral and Alternative Strategies Fund
at December 31, 2009.
The accompanying notes are an integral part of these pro forma financial statements.

Embarcadero Funds
PRO FORMA
Statements of Operations
June 30, 2009 (Unaudited)

	All-Cap	Market	Alternative	Pro Forma		Pro Forma
	Growth Fund	Neutral Fund	Strategies Fund	Adjustments		Combined (1)
Investment Income:
Dividends	$ 28,955	$ -	$ -	$ -		$ 28,955
Interest	1,849	8,206	3,693	-		13,748
Total Investment Income	30,804	8,206	3,693	-		42,703

Expenses:
Advisory Fees	55,015	1,442	2,272	63,830	(A)	122,559
Administrative Fees	69,249	36,578	36,353	-		142,180
Distribution Fees	10,413	2,023	1,281	-		13,717
Insurance Fees	71,213	15,690	8,699	-		95,602
Transfer Agent and Fund Accounting Fees	40,075	29,079	22,700	(4,060)	(B)	87,794
Registration Fees	26,623	-	-	-		26,623
Miscellaneous Fees	22,118	9,250	6,308	-		37,676
Legal Fees	53,650	30,669	11,195	-		95,514
Printing and Mailing Fees	33,000	26,096	8,125	(1,810)	(B)	65,411
Trustee Fees	26,301	3,470	2,760	-		32,531
Custody Fees	9,810	4,938	3,750	(1,268)	(B)	17,230
Audit Fees	11,052	7,223	4,518	(1,480)	(B)	21,313
Chief Compliance Officer Fees	1,500	1,500	1,500	-		4,500
Servicing Account Fees	435	282	114	-		831
Total Expenses	430,454	168,240	109,575	55,212		763,481
Fees Waived and Reimbursed by the Advisor	(10,204)	(56,470)	(47,542)	(423,735)	(A)	(537,951)
Expenses paid indirectly by brokers	(42,304)	-	-	-		(42,304)
Net Expenses	377,946	111,770	62,033	(368,523)		183,226

Net Investment Income (Loss)	(347,142)	(103,564)	(58,340)	368,523		(140,523)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(2,683,352)	150,193	53,579	-		(2,479,580)
Net Change in Unrealized Appreciation on Investments	49,763	-	2,894	-		52,657
Net Realized and Unrealized Gain (Loss) on Investments	(2,633,589)	150,193	56,473	-		(2,426,923)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (2,980,731)	$ 46,629	$ (1,867)	$ 368,523		$ (2,567,446)

(A) Adjustment for new advisory agreement
(B) Decrease due to elimination of duplicate expenses achieved by merging the Funds.
(1) All-Cap Growth Fund will be the accounting survivor of the Reorganization.

The accompanying notes are an integral part of these pro forma financial statements.

EMBARCADERO FUNDS

ALL-CAP GROWTH FUND

MARKET NEUTRAL FUND

ALTERNATIVE STRATEGIES FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

1. BASIS OF COMBINATION

At a meeting held on October 28, 2009, the Board of Directors of the Embarcadero Funds, Inc., on behalf of the All-Cap Growth Fund, Market Neutral Fund and Alternative Strategies Fund, approved an Agreement and Plan of Reorganization and Termination pursuant to which, subject to approval by the shareholders of the Market Neutral Fund and Alternative Strategies Fund, each of the Market Neutral Fund and Alternative Strategies Fund will transfer all of their assets, subject to their liabilities, to the All-Cap Growth Fund in exchange for a number of All-Cap Growth Fund shares equal in value to the assets less liabilities of the Market Neutral Fund and Alternative Strategies Fund (the “Reorganizations”).  The All-Cap Growth Fund shares will then be distributed to the Market Neutral Fund’s and Alternative Strategies Fund’s shareholders on a pro rata basis, and the Market Neutral Fund and Alternative Strategies Fund will then be terminated.

The Reorganizations will be accounted for as a tax-free merger of investment companies.  The accounting survivor in the proposed Reorganizations will be the All-Cap Growth Fund.  The pro forma statements of investments, assets and liabilities and operations give effect to the proposed Reorganizations as if such reorganizations had taken place on June 30, 2009 and should be read in conjunction with the historical financial statements of the All-Cap Growth Fund, Market Neutral Fund and the Alternative Strategies Fund included or incorporated by reference in the Statement of Additional Information in the Registration Statement filed on Form N-14, of which the pro forma combined financial statements form a part.  The pro forma combined financial statements are presented as of and for the year ended June 30, 2009 for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred on June 30, 2009.  The pro forma financial statements were prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions.  Actual results could differ from those estimates.

The Market Neutral Fund and Alternative Strategies Fund will bear the costs of the Reorganizations incurred prior to the completion of the Reorganizations; the All-Cap Growth Fund will bear the costs of the Reorganization incurred after completion of the Reorganizations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Portfolio Valuation:  Securities held by the Funds are valued based on their current market value.  Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded.  Securities for which there were no transactions are valued at the closing bid prices.  Securities sold short for which there were no transactions are valued at the closing ask prices.  Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices.  Otherwise, options are valued at the mean between the current bid and asked prices.  The Funds value debt securities maturing within 60 days at amortized cost.  If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The Board of Directors has adopted a fair value pricing policy for procedures to follow if market prices are not readily available for particular securities.  For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Funds calculate net asset value, Van Wagoner Capital Management, Inc. (or independent directors in the case of private equity securities) will determine the security’s fair value.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Security Transactions and Investment Income:  Investment transactions are accounted for on a trade date basis.  Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

EMBARCADERO FUNDS

ALL-CAP GROWTH FUND

MARKET NEUTRAL FUND

ALTERNATIVE STRATEGIES FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the All-Cap Fund’s investments:

Assets ($)	Level 1- Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities	$2,455,030	$0	$0	$2,455,030
Short Term Investments	$125,437	$0	$0	$125,437
Total	$2,580,467	$0	$0	$2,580,467

Refer to the Pro Forma Schedule of Investments of Industry Classifications.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Market Neutral Fund’s investments:

Assets ($)	Level 1- Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities	$0	$0	$0	$0
Short Term Investments	$1,616,585	$0	$0	$1,616,585
Total	$1,616,585	$0	$0	$1,616,585

Refer to the Pro Forma Schedule of Investments of Industry Classifications.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Alternative Strategies Fund’s investments:

Assets ($)	Level 1- Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mutual Funds	$377,894	$0	$0	$374,894
Short Term Investments	$328,176	$0	$0	$328,176
Total	$706,070	$0	$0	$706,070

Refer to the Pro Forma Schedule of Investments of Industry Classifications.

3. CAPITAL SHARES

The pro forma number of shares that would be issued was calculated by dividing the net assets of the Market Neutral Fund and Alternative Strategies Fund on June 30, 2009 by the net asset value per share of the All-Cap Growth Fund on June 30, 2009. A total of 614,139 shares were assumed to be issued in the Reorganizations of Market Neutral Fund, Alternative Strategies and All-Cap Growth Fund.

4. PRO FORMA OPERATING EXPENSES

The accompanying pro forma statement of operations reflects changes in fund expenses as if the Reorganizations had taken place as of June 30, 2009.  Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Reorganizations, the actual amount of such expenses may differ from the estimates because it is not possible to predict the cost of future operations.

5. MERGER COSTS

Reorganization costs of $48,000 are included in the pro forma statement of assets and liabilities.  These non-recurring costs represent the estimated expenses of the Funds carrying out their obligations under the Reorganization and consist of management’s estimate of legal fees, accounting fees, printing costs, solicitation costs and mailing charges related to the Reorganization.

EMBARCADERO FUNDS

ALL-CAP GROWTH FUND

MARKET NEUTRAL FUND

ALTERNATIVE STRATEGIES FUND

NOTES TO PRO FORMA FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

6. FEDERAL INCOME TAXES

Each Fund intends to comply with the requirements of the Subchapter M of Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for federal income tax purposes.  The availability for use of these capital loss carryforwards from the Market Neutral Fund and Alternative Strategies Fund will be limited.

EMBARCADERO FUNDS, INC.

 FORM N-14

PART C

OTHER INFORMATION

Item 15.

Indemnification.

Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant’s Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or cancelled:

ARTICLE VII

GENERAL PROVISIONS

Section 7. Indemnification.

A.

The Corporation shall indemnify all of its corporate representatives against expenses, including attorneys fees, judgment, fines and amounts paid in settlement actually and reasonably incurred by them in connection with the defense of any action, suit or proceeding, or threat or claim of such action, suit or proceeding, whether civil, criminal, administrative, or legislative, no matter by whom brought, or in any appeal in which they or any of them are made parties or a party by reason of being or having been a corporate representative, if the corporate representative acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation and with respect to any criminal proceeding, if he had no reasonable cause to believe his conduct was unlawful provided that the corporation shall not indemnify corporate representatives in relation to matters as to which any such corporate representative shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith, reckless disregard of the duties and obligations involved in the conduct of his office, or when indemnification is otherwise not permitted by the Maryland General Corporation Law.

B.

In the absence of an adjudication which expressly absolves the corporate representatives, or in the event of a settlement, each corporate representative shall be indemnified hereunder only if there has been a reasonable determination based on a review of the facts that indemnification of the corporate representative is proper because he has met the applicable standard of conduct set forth in paragraph A.  Such determination shall be made: (i) by the board of directors, by a majority vote of a quorum which consists of directors who are not parties to the action, suit or proceeding, or if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors, not, at the time, parties to the action, suit or proceeding and who were duly designated to act in the matter by full board in which the designated directors who are parties to the action, suit or proceeding may participate; or (ii) by special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties to the action, suit or proceeding may participate

C.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall create neither a presumption that the corporate representative met nor a presumption that the corporate representative did not meet the applicable standard of conduct set forth in paragraph A unless such a presumption is specified by the Maryland General Corporation Law, the Investment Company Act of 1940 or in interpretations thereof by courts or the Securities and Exchange Commission.

D.

Expenses, including attorneys’ fees, incurred in the preparation of and/or presentation of the defense of a civil or criminal action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in Section 2-418(F) of the Maryland General Corporation Law upon receipt of: (i) an undertaking by or on behalf of the corporate representative to repay such amount unless it shall ultimately be determined that he or she is entitled to be indemnified by the corporation as authorized in this bylaw; and (ii) a written affirmation by the corporate representative of the corporate representative’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met.

E.

The indemnification provided by this bylaw shall not be deemed exclusive of any other rights to which those indemnified may be entitled under these bylaws, any agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to be benefit of the heirs, executors and administrators of such a person subject to the limitations imposed from time to time by the Investment Company Act of 1940, as amended.

F.

This corporation shall have the power to purchase and maintain insurance on behalf of any corporate representatives against any liability asserted against him or her and incurred by his or her in such capacity or arising out of his or her status as such, whether or not the corporation would have the power to indemnify his or her against such liability under this bylaw provided that no insurance may be purchased or maintained to protect any corporate representatives against liability for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his or her office.

G.

“Corporate Representative” means an individual who is or was a director, officer, agent or employee of the corporation or who serves or served another corporation, partnership, joint venture, trust or other enterprise in one of these capacities at the request of the corporation and who, by reason of his or her position, is, was, or is threatened to be made, a party to a proceeding described herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred of paid by a director, officer or controlling person of the Registrant in a successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.

Exhibits.

Exhibit Number		Description
(1)	(a)

Registrant’s Articles of Incorporation (including all amendments through December 31, 1999) is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A.

(b)

Articles of Amendment to Articles of Incorporation dated April 19, 2000 is incorporated by reference to Exhibit a-2 of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A.

(c)

Articles Supplementary to Articles of Incorporation dated December 18, 2002 is incorporated by reference to Exhibit a-2.2 of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A.

	(d)	Articles of Amendment to Articles of Incorporation is incorporated by reference to Exhibit a-2.3 of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A.
(2)	(a)	Registrant’s By-Laws is incorporated by reference to Exhibit 2 of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A.
	(b)	Amendment to By-Laws dated June 9, 2004 is incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A.
	(c)	Amendment to By-Laws dated November 16, 2004 is incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A.
	(d)	Amendment to By-Laws dated March 7, 2005 is incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.
	(e)	Amendment to By-Laws dated May 24, 2006 is incorporated by reference to Exhibit (b)(4) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A.
(3)	Voting Trust Agreement. Not Applicable.
(4)	Plan of Reorganization and Termination. Filed herewith as Appendix A to the combined Proxy Statement and Prospectus.
(5)	Instruments Defining Rights of Security Holder – Not applicable.
(6)	(a)

Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Small-Cap Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.

(b)

Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Growth Opportunities Fund dated February 24, 2003 is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.

(c)

Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Emerging Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.

(d)

Amendment dated January 1, 2006 to Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Small-Cap Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.

(e)

Amendment dated January 1, 2006 to Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Growth Opportunities Fund dated February 24, 2003 is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.

(f)

Amendment dated January 1, 2006 to Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Van Wagoner Funds, Inc. on behalf of the Emerging Growth Fund dated September 1, 2003 is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A.

(g)

Form of Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and Embarcadero Funds, Inc. on behalf of the Funds is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A.

(h)

Form of Investment Advisory Agreement between Van Wagoner Capital Management, Inc. and various investment subadvisers to the Absolute Return Fund and Market Neutral Fund is incorporated by reference to Exhibit (6)(h) of Registrant’s Registration Statement on Form N-14 filed on November 23, 2009.

(7)

Distribution Agreement by and between Registrant and Rafferty Capital Markets, LLC is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A.

(8)	Bonus or Profit Sharing Contracts – Not applicable.
(9)	Form of Custody Agreement by and between Registrant and UMB Bank, N.A. is incorporated by reference to Exhibit (9) of Registrant’s Registration Statement on Form N-14 filed on November 23, 2009.
(10)	(a)

Registrant’s Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 is incorporated by reference to Exhibit 15 of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A.

	(b)	18f-3 Plan – Not applicable.
(11)	Opinion of Counsel as to Legality of Shares is incorporated by reference to Exhibit (11) of Registrant’s Registration Statement on Form N-14 filed on November 23, 2009.
(12)	Opinion of Counsel Supporting Tax Matters - to be filed by amendment within a reasonable time after closing.
(13)	(a)

Form of Accounting Services Agreement by and between Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A.

(b)

Form of Transfer Agent Agreement by and between Registrant and Mutual Shareholder Services, LLC is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A.

(14)	Consent of Independent Registered Public Accounting Firm –filed herewith.
(15)	Omitted Financial Statements – Not applicable.
(16)	Powers of Attorney are filed herewith.
(17)	(a)	Form of proxy for Absolute Return Fund –filed herewith
	(b)	Form of proxy for Market Neutral Fund –filed herewith
	(c)	Form of proxy for Alternative Strategies Fund – filed herewith

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file an amendment to the registration statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended ("1933 Act"), this registration statement has been signed on behalf of the Registrant, in the City of San Francisco, the State of California, on this 22nd day of December, 2009.

EMBARCADERO FUNDS, INC.

By:  /s/ Jay Jacobs

Name:  Jay Jacobs

Title:  President and Treasurer

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Jay Jacobs

President and

December 22, 2009

Jay Jacobs

Treasurer; Chairman of the

Board of Directors

/s/ Mary Avella*

Director

December 22, 2009

Mary Avella

/s/ Brian Dombkowski*

Director

December 22, 2009

Brian Dombkowski

/s/ Greg Linn*

Director

December 22, 2009

Greg Linn

/s/ Edward Peterson*

Director

December 22, 2009

Edward Peterson

* By:

/s/ Jay Jacobs

as Attorney-in-Fact and Agent pursuant to Power of Attorney